UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2011 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--12.3%
Amazon.com	74,580a	14,340,988
Carnival	212,354	7,050,153
CBS, Cl. B	488,000	12,707,520
Deckers Outdoor	73,090a	7,962,790
DIRECTV, Cl. A	298,630a	14,101,309
Macy's	251,860	8,142,634
McDonald's	173,510	16,573,675
Melco Crown Entertainment, ADR	882,600a,b	8,755,392
Omnicom Group	432,760b	18,682,249
PVH	113,990	7,738,781
Target	193,740	10,210,098
		126,265,589
Consumer Staples--10.8%
Coca-Cola Enterprises	405,950	10,603,414
ConAgra Foods	473,430	11,958,842
Hansen Natural	114,410a	10,548,602
Lorillard	104,840	11,702,241
Philip Morris International	292,360	22,289,526
Ralcorp Holdings	163,060a	13,260,039
Unilever, ADR	912,540	30,688,720
		111,051,384
Energy--12.3%
Anadarko Petroleum	181,820	14,776,511
Apache	99,500	9,894,280
Chevron	261,980	26,936,784
ENSCO, ADR	221,360	11,504,079
EOG Resources	76,360	7,921,586
Hess	216,850	13,058,707
National Oilwell Varco	287,620	20,622,354
Occidental Petroleum	113,730	11,247,897
TransCanada	239,550b	10,013,190
		125,975,388
Exchange Traded Funds--2.3%
Standard & Poor's Depository
	187,720b	23,463,123
Financial--13.3%
Affiliated Managers Group	61,930a	5,856,720
Alliance Data Systems	56,180a,b	5,753,394
American Express	271,300	13,033,252
Bank of America	841,090	4,575,529
Capital One Financial	121,930	5,445,394
Chubb	111,600	7,526,304
Citigroup	416,541	11,446,547
Discover Financial Services	238,480	5,680,594

Hartford Financial Services Group	442,770b	7,863,595
IntercontinentalExchange	81,000a	9,859,320
JPMorgan Chase & Co.	252,746	7,827,544
Lincoln National	304,070	6,136,133
NASDAQ OMX Group	414,580a	10,882,725
T. Rowe Price Group	148,580	8,433,401
Wells Fargo & Co.	998,700	25,826,382
		136,146,834
Health Care--14.0%
Allscripts Healthcare Solutions	423,740a	8,245,980
Baxter International	201,450	10,406,907
Cigna	336,500	14,883,395
Covidien	349,160	15,904,238
McKesson	143,020	11,628,956
Pfizer	1,264,980	25,388,149
Sanofi, ADR	626,390	21,929,914
St. Jude Medical	224,000	8,610,560
Warner Chilcott, Cl. A	497,260a	7,816,927
Watson Pharmaceuticals	126,270a	8,159,567
Zimmer Holdings	220,750a	11,158,912
		144,133,505
Industrial--8.0%
Caterpillar	85,260	8,345,249
Cummins	128,890	12,415,974
Eaton	140,110	6,292,340
FedEx	89,580	7,442,306
General Electric	1,630,636	25,943,419
Robert Half International	291,970	7,734,285
Thomas & Betts	126,460a	6,577,185
Tyco International	164,930	7,910,043
		82,660,801
Information Technology--19.0%
Apple	124,260a	47,492,172
Cognizant Technology Solutions,
Cl. A	181,220a	12,205,167
Electronic Arts	466,020a	10,807,004
EMC	629,290a	14,479,963
Informatica	195,160a	8,773,418
International Business Machines	89,030	16,737,640
Intuit	208,840	11,118,642
NetApp	571,710a	21,056,079
Oracle	548,760	17,203,626
QUALCOMM	310,300	17,004,440
Teradata	175,278a	9,505,326
VMware, Cl. A	86,512a	8,363,980
		194,747,457
Telecommunication Services--2.6%
AT&T	938,169	27,188,138
Utilities--5.5%
Exelon	258,890	11,471,416
NextEra Energy	436,260b	24,186,254
PPL	681,210	20,449,924

		56,107,594
Total Common Stocks
(cost $903,808,114)		1,027,739,813

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(Cost $24,429,834)	24,429,834 [c]	24,429,834

Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(Cost $48,721,006)	48,721,006 [c]	48,721,006

Total Investments (cost $976,958,954)	107.2%	1,100,890,653
Liabilities, Less Cash and Receivables	(7.2%)	(73,919,260)
Net Assets	100.0%	1,026,971,393

ADR - American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $49,574,246 and the value of the collateral held by the fund was $48,721,006.
c Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $976,958,954.

Net unrealized appreciation on investments was $123,931,699 of which $158,011,145 related to appreciated investment securities and $34,079,446 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.0
Health Care	14.0
Financial	13.3
Consumer Discretionary	12.3
Energy	12.3
Consumer Staples	10.8
Industrial	8.0
Money Market Investments	7.1
Utilities	5.5
Telecommunication Services	2.6
Exchange Traded Funds	2.3
107.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	921,385,395	-	-	921,385,395
Equity Securities - Foreign+	82,891,295	-	-	82,891,295
Mutual Funds/Exchange Traded Funds	96,613,963	-	-	96,613,963

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2011 (Unaudited)

Common Stocks--76.8%	Shares	Value ($)
Consumer Discretionary--12.8%
Arcos Dorados Holdings, Cl. A	37,770	827,918
Coach	18,070	1,131,001
Family Dollar Stores	21,011	1,248,474
Johnson Controls	47,349	1,490,547
Las Vegas Sands	37,770a	1,764,237
McDonald's	13,469	1,286,559
NIKE, Cl. B	12,699	1,221,390
Panera Bread, Cl. A	6,461a	926,378
Starbucks	37,611	1,635,326
TJX	22,803	1,406,945
Tractor Supply	12,596	909,809
Urban Outfitters	35,020a	944,840
Walt Disney	40,964	1,468,559
		16,261,983
Consumer Staples--5.9%
Coca-Cola	40,230	2,704,663
Colgate-Palmolive	11,983	1,096,445
Kraft Foods, Cl. A	47,884	1,731,007
PepsiCo	14,369	919,616
Wal-Mart Stores	18,236	1,074,100
		7,525,831
Energy--10.3%
Apache	9,769	971,429
Cameron International	30,860a	1,666,131
CARBO Ceramics	11,482	1,634,118
EOG Resources	10,708	1,110,848
Exxon Mobil	17,030	1,369,893
Halliburton	38,841	1,429,349
Newfield Exploration	23,410a	1,072,178
Occidental Petroleum	11,991	1,185,910

Schlumberger	15,625	1,177,031
Valero Energy	64,910	1,445,546
		13,062,433
Financial--4.0%
BB&T	47,880	1,109,379
Citigroup	56,398	1,549,817
Invesco	56,393	1,141,958
MetLife	42,560	1,339,789
		5,140,943
Health Care--11.1%
Abbott Laboratories	19,053	1,039,341
Agilent Technologies	38,834a	1,456,275
C.R. Bard	11,978	1,044,362
Celgene	17,408a	1,098,097
Covidien	32,453	1,478,234
Express Scripts	31,430a	1,434,780
Johnson & Johnson	16,100	1,041,992
Meridian Bioscience	47,955	917,379
Resmed	29,195a	760,530
Stryker	20,202	986,464
Varian Medical Systems	17,056a	1,061,395
Watson Pharmaceuticals	28,726a	1,856,274
		14,175,123
Industrial--10.0%
Boeing	13,832	950,120
C.H. Robinson Worldwide	14,478	991,888
Caterpillar	21,810	2,134,763
Donaldson	19,827	1,355,175
Dover	22,880	1,257,714
Emerson Electric	21,960	1,147,410
Honeywell International	30,856	1,670,852
MSC Industrial Direct, Cl. A	15,146	1,053,101
Precision Castparts	7,408	1,220,468
Rockwell Collins	16,338	896,956
		12,678,447
Information Technology--18.0%
Adobe Systems	32,507a	891,342

Amphenol, Cl. A	20,834	944,405
Apple	7,503a	2,867,646
ARM Holdings, ADR	65,970	1,864,972
Automatic Data Processing	20,525	1,048,622
Baidu, ADR	7,768a	1,017,530
Cisco Systems	62,313	1,161,514
FLIR Systems	31,569	847,943
Google, Cl. A	1,915a	1,147,832
Intel	44,382	1,105,556
MasterCard, Cl. A	4,009	1,501,571
Microsoft	35,949	919,575
Oracle	39,366	1,234,124
Paychex	35,686	1,038,819
QUALCOMM	18,232	999,114
Rovi	31,386a	870,962
Salesforce.com	14,845a	1,757,945
Teradata	32,450a	1,759,764
		22,979,236
Materials--4.7%
Celanese, Ser. A	39,906	1,855,230
Cliffs Natural Resources	11,710	794,055
Monsanto	16,108	1,183,133
Praxair	10,355	1,056,210
Sigma-Aldrich	16,560	1,073,254
		5,961,882
Total Common Stocks
(cost $96,283,161)		97,785,878

Other Investment--23.2%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	2,511,934b	27,053,535
Dreyfus Institutional Preferred
Plus Money Market Fund	2,471,877c	2,471,877
Total Other Investment
(cost $31,073,616)		29,525,412

Total Investments (cost $127,356,777)	100.0%	127,311,290
Cash and Receivables (Net)	.0%	26,901
Net Assets	100.0%	127,338,191

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $127,356,777. Net unrealized depreciation on investments was $45,487 of which $6,287,190 related to appreciated investment securities and $6,332,677 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	21.3
Information Technology	18.0
Consumer Discretionary	12.8
Health Care	11.1
Energy	10.3
Industrial	10.0
Consumer Staples	5.9
Materials	4.7
Financial	4.0
Money Market Investment	1.9
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	94,075,458	-	-	94,075,458
Equity Securities - Foreign+	3,710,420	-	-	3,710,420
Mutual Funds	29,525,412	-	-	29,525,412

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2011 (Unaudited)

Common Stocks--88.3%	Shares	Value ($)
Consumer Discretionary--11.9%
Amazon.com	1,917a	368,620
Arcos Dorados Holdings, Cl. A	13,860	303,811
Bed Bath & Beyond	568a	34,370
Best Buy	1,290	34,946
Carnival	7,492	248,734
CBS, Cl. B	959	24,972
Coach	8,261	517,056
Comcast, Cl. A	3,066	69,506
DIRECTV, Cl. A	1,132a	53,453
Family Dollar Stores	8,823	524,263
Genuine Parts	414	24,219
Harley-Davidson	294	10,810
Home Depot	9,153	358,981
International Game Technology	259	4,419
Johnson Controls	27,396	862,426
Kohl's	15	807
Las Vegas Sands	18,800a	878,148
Limited Brands	289	12,233
Lowe's	2,952	70,878
Macy's	1,199	38,764
Mattel	488	14,059
McDonald's	7,556	721,749
McGraw-Hill	868	37,064
News, Cl. A	3,436	59,924
NIKE, Cl. B	6,072	584,005
O'Reilly Automotive	164a	12,667
Omnicom Group	820	35,399
Panera Bread, Cl. A	2,718a	389,707
Priceline.com	58a	28,182
Ross Stores	577	51,405
Staples	1,830	26,370
Starbucks	17,344	754,117
Starwood Hotels & Resorts
Worldwide	760b	36,237
Target	1,370	72,199
Tiffany & Co.	720	48,269
Time Warner	2,262	78,763
Time Warner Cable	903	54,613
TJX	10,576	652,539
Tractor Supply	5,288	381,952
Urban Outfitters	14,710a	396,876
VF	250	34,673
Viacom, Cl. B	1,248	55,860
Walt Disney	27,263	977,379
Wyndham Worldwide	370a	13,117

Wynn Resorts	160	19,290
Yum! Brands	6,023	337,529
		10,315,360
Consumer Staples--8.4%
Altria Group	3,719	106,698
Archer-Daniels-Midland	1,580	47,590
Avon Products	1,740	29,580
Beam	329	17,279
Clorox	430	27,933
Coca-Cola	24,923	1,675,573
Colgate-Palmolive	5,914	541,131
ConAgra Foods	910	22,987
Constellation Brands, Cl. A	140a	2,726
Costco Wholesale	3,555	303,241
CVS Caremark	2,750	106,810
Dean Foods	830a	8,433
Dr. Pepper Snapple Group	520	18,996
General Mills	1,650	65,917
H.J. Heinz	773	40,698
Hershey	171	9,863
J.M. Smucker	119	9,042
Kimberly-Clark	750	53,602
Kraft Foods, Cl. A	29,555	1,068,413
Kroger	1,636	37,922
Lorillard	290	32,370
McCormick & Co.	412	20,064
Mead Johnson Nutrition	2,887	217,564
Molson Coors Brewing, Cl. B	850	34,501
PepsiCo	11,910	762,240
Philip Morris International	6,264	477,567
Procter & Gamble	10,876	702,263
Reynolds American	490	20,511
Sara Lee	848	16,078
SUPERVALU	1,580	11,613
Sysco	1,480	42,239
Tyson Foods, Cl. A	1,350	27,189
Wal-Mart Stores	11,129	655,498
Walgreen	1,367	46,095
		7,260,226
Energy--11.4%
Alpha Natural Resources	390a	9,360
Anadarko Petroleum	941	76,475
Apache	4,904	487,654
Baker Hughes	940	51,333
Cameron International	15,826a	854,446
CARBO Ceramics	4,825	686,694
Chesapeake Energy	1,410	35,729
Chevron	6,234	640,980
ConocoPhillips	2,256	160,898
Consol Energy	266	11,076
Devon Energy	869	56,885
El Paso	2,205	55,147

EOG Resources	5,131	532,290
Exxon Mobil	21,230	1,707,741
FirstEnergy	920	40,912
FMC Technologies	250a	13,090
Halliburton	22,536	829,325
Hess	463	27,882
Marathon Oil	1,077	30,113
Marathon Petroleum	538	17,964
Murphy Oil	589	32,937
Nabors Industries	990a	17,761
National Oilwell Varco	430	30,831
Newfield Exploration	12,890a	590,362
Noble	370a	12,776
Noble Energy	423	41,619
Occidental Petroleum	6,614	654,125
Pioneer Natural Resources	510	48,215
Plains Exploration & Production	4,601a	163,704
QEP Resources	4,828	157,634
Schlumberger	12,480	940,118
Southwestern Energy	1,298a	49,389
Spectra Energy	1,317	38,746
Tesoro	400a	9,556
Valero Energy	36,283	808,022
Williams	759	24,501
		9,946,290
Financial--8.2%
ACE	649	45,125
Allstate	500	13,395
American Express	1,959	94,110
American International Group	870a	20,280
Ameriprise Financial	722	33,147
Aon	4,881	224,380
Apartment Investment & Management,
Cl. A	1,810b	39,422
AvalonBay Communities	199b	24,845
Bank of America	18,524	100,771
BB&T	32,119	744,197
Berkshire Hathaway, Cl. B	3,052a	240,376
Capital One Financial	1,033	46,134
CBRE Group	1,520a	25,551
Charles Schwab	2,671	31,945
Chubb	671	45,252
Cincinnati Financial	1,350	40,027
Citigroup	36,096	991,918
CME Group	135	33,653
Discover Financial Services	817	19,461
Equity Residential	377b	20,807
Fifth Third Bancorp	3,234	39,099
First Horizon National	1,910	14,707
Franklin Resources	257	25,911
Genworth Financial, Cl. A	2,870a	18,913
Goldman Sachs Group	524	50,231

Hartford Financial Services Group	1,586	28,167
HCP	1,240	47,926
Health Care REIT	890b	44,651
Host Hotels & Resorts	2,323b	32,870
IntercontinentalExchange	279a	33,960
Invesco	33,544	679,266
JPMorgan Chase & Co.	14,804	458,480
Leucadia National	340	7,963
Lincoln National	406	8,193
Loews	807	31,013
M&T Bank	620	45,248
Marsh & McLennan	896	27,050
MetLife	24,202	761,879
Moody's	690	23,950
Morgan Stanley	3,076	45,494
NASDAQ OMX Group	880a	23,100
NYSE Euronext	203	5,798
Plum Creek Timber	501b	18,457
PNC Financial Services Group	6,730	364,833
Principal Financial Group	759	18,315
Prudential Financial	1,056	53,476
Regions Financial	4,840	19,892
Simon Property Group	762b	94,747
State Street	7,925	314,226
T. Rowe Price Group	571	32,410
Travelers	901	50,681
U.S. Bancorp	12,200	316,224
Ventas	830	43,791
Wells Fargo & Co.	19,263	498,141
Weyerhaeuser	990b	16,622
		7,130,480
Health Care--11.6%
Abbott Laboratories	11,105	605,778
Aetna	878	36,718
Agilent Technologies	19,440a	729,000
Allergan	599	50,148
AmerisourceBergen	846	31,429
Amgen	1,750	101,342
Baxter International	5,134	265,222
Becton Dickinson & Co.	137	10,108
Biogen Idec	462a	53,107
Boston Scientific	2,149a	12,679
Bristol-Myers Squibb	2,552	83,501
C.R. Bard	5,579	486,433
Cardinal Health	1,070	45,432
Celgene	8,353a	526,907
Cerner	350a	21,343
Cigna	468	20,700
Coventry Health Care	370a	11,818
Covidien	17,516	797,854
DaVita	180a	13,712
Eli Lilly & Co.	1,036	39,213

Express Scripts	16,926a	772,672
Forest Laboratories	870a	26,065
Gilead Sciences	6,400a	255,040
Hospira	152a	4,285
Humana	381	33,787
Intuitive Surgical	110a	47,763
Johnson & Johnson	15,861	1,026,524
Laboratory Corp. of America
Holdings	241a	20,659
McKesson	359	29,190
Medco Health Solutions	793a	44,939
Medtronic	1,906	69,436
Merck & Co.	5,111	182,718
Meridian Bioscience	20,137	385,221
Mylan	880a	17,186
Pfizer	33,787	678,105
Quest Diagnostics	610	35,783
ResMed	12,262a	319,425
Shire, ADR	2,360	239,115
St. Jude Medical	756	29,061
Stryker	9,281	453,191
Thermo Fisher Scientific	810a	38,273
UnitedHealth Group	1,942	94,711
Varian Medical Systems	7,159a	445,505
Watson Pharmaceuticals	13,477a	870,884
WellPoint	744	52,489
		10,114,471
Industrial--10.6%
3M	1,394	112,970
Boeing	7,291	500,819
C.H. Robinson Worldwide	6,725	460,730
Caterpillar	12,327	1,206,567
CSX	888	19,278
Cummins	486	46,816
Danaher	1,132	54,766
Deere & Co.	3,617	286,647
Donaldson	8,325	569,014
Dover	13,309	731,596
Eaton	5,492	246,646
Emerson Electric	10,890	569,002
Expeditors International of
Washington	116	5,047
FedEx	908	75,437
Fluor	377	20,667
Ford Motor	6,543a	69,356
Fortune Brands Home & Security	329a	5,488
General Dynamics	841	55,556
General Electric	30,682	488,151
Goodrich	111	13,543
Honeywell International	17,467	945,838
Ingersoll-Rand	30	994
ITT	34	686

ITT Exelis	68	608
Lockheed Martin	700	54,705
MSC Industrial Direct, Cl. A	6,357	442,002
Norfolk Southern	822	62,094
Northrop Grumman	126	7,191
PACCAR	777	31,523
Parker Hannifin	612	50,661
Precision Castparts	3,477	572,836
Republic Services	1,110	30,470
Rockwell Automation	298	22,359
Rockwell Collins	7,710	423,279
Southwest Airlines	2,460	20,615
Stanley Black & Decker	653	42,726
Tyco International	1,104	52,948
Union Pacific	3,214	332,360
United Parcel Service, Cl. B	1,123	80,575
United Technologies	5,277	404,218
W.W. Grainger	220	41,118
Waste Management	744	23,287
Xylem	68	1,625
		9,182,814
Information Technology--19.1%
Accenture, Cl. A	5,893	341,381
Adobe Systems	15,342a	420,678
Altera	1,098	41,362
Amphenol, Cl. A	9,537	432,312
Analog Devices	1,503	52,395
Apple	6,582a	2,515,640
ARM Holdings, ADR	24,210	684,417
Autodesk	384a	13,083
Automatic Data Processing	9,677	494,398
Baidu, ADR	4,266a	558,803
Broadcom, Cl. A	50a	1,517
Cisco Systems	36,802	685,989
Citrix Systems	504a	35,981
Cognizant Technology Solutions,
Cl. A	811a	54,621
Compuware	918a	7,583
Corning	3,640	48,303
Dell	2,432a	38,328
eBay	2,152a	63,678
EMC	17,430a	401,064
Fiserv	346a	19,950
FLIR Systems	13,256	356,056
Google, Cl. A	1,268a	760,027
Hewlett-Packard	3,578	100,005
Intel	29,577	736,763
International Business Machines	4,927	926,276
Intuit	737a	39,238
Juniper Networks	1,410a	32,021
Linear Technology	835	25,576
MasterCard, Cl. A	1,891	708,274

Microchip Technology	1,200	41,892
Microsoft	28,853	738,060
Molex	304	7,582
Motorola Solutions	768	35,843
NetApp	850a	31,305
NVIDIA	1,850a	28,915
NXP Semiconductors	10,720a	181,168
Oracle	23,945	750,676
Paychex	16,384	476,938
QUALCOMM	14,866	814,657
Rovi	16,233a	450,466
Salesforce.com	7,864a	931,255
SanDisk	670a	33,038
Symantec	2,084a	34,073
Teradata	18,918a	1,025,923
Texas Instruments	6,379	192,008
Visa, Cl. A	880	85,334
Western Union	1,042	18,172
Xerox	4,520	36,838
Xilinx	1,244	40,691
Yahoo!	3,192a	50,146
		16,600,699
Materials--4.3%
Air Products & Chemicals	3,469	290,529
Alcoa	3,040	30,461
Bemis	191	5,633
Celanese, Ser. A	19,594	910,925
Cliffs Natural Resources	4,827	327,319
Dow Chemical	2,466	68,333
E.I. du Pont de Nemours & Co.	2,001	95,488
Freeport-McMoRan Copper & Gold	5,664	224,294
International Paper	1,354	38,454
Monsanto	7,881	578,859
Mosaic	670	35,349
Newmont Mining	810	55,793
Nucor	1,060	41,796
PPG Industries	508	44,577
Praxair	5,037	513,774
Sigma-Aldrich	7,226	468,317
Vulcan Materials	679	22,027
		3,751,928
Telecommunication Services--1.2%
American Tower, Cl. A	925a	54,575
AT&T	18,400	533,232
Frontier Communications	5,788	33,107
Sprint Nextel	4,694a	12,674
Verizon Communications	10,240	386,355
		1,019,943
Utilities--1.6%
AES	1,483a	17,915
Ameren	1,810	61,196
American Electric Power	1,260	49,997

CenterPoint Energy	11,050	219,895
CMS Energy	2,676	55,982
Constellation Energy Group	700	28,112
Dominion Resources	883	45,580
DTE Energy	540	28,431
Duke Energy	11,223	234,000
Exelon	1,219	54,014
NextEra Energy	980	54,331
NiSource	1,010	23,139
Northeast Utilities	673	23,293
NRG Energy	1,050a	20,664
Pepco Holdings	285	5,637
Pinnacle West Capital	375	17,779
Range Resources	460	32,987
Sempra Energy	5,273	280,471
Southern	1,463	64,240
TECO Energy	1,040	19,531
Wisconsin Energy	878	29,132
		1,366,326
Total Common Stocks
(cost $73,472,122)		76,688,537

Other Investment--11.7%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund	869,471c	9,364,201
Dreyfus Institutional Preferred
Plus Money Market Fund	822,169d	822,169
Total Other Investment
(cost $10,149,279)		10,186,370
Total Investments (cost $83,621,401)	100.0%	86,874,907
Cash and Receivables (Net)	.0%	6,525
Net Assets	100.0%	86,881,432

ADR - American Depository Receipts
REIT-Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $83,621,401. Net unrealized appreciation on investments was $3,253,506 of which $5,829,164 related to appreciated investment securities and $2,575,658 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.1
Consumer Discretionary	11.9
Health Care	11.6
Energy	11.4
Mutual Funds: Domestic	10.8

Industrial	10.6
Consumer Staples	8.4
Financial	8.2
Materials	4.3
Utilities	1.6
Telecommunication Services	1.2
Money Market Investment	.9
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	74,721,223	-	-	74,721,223
Equity Securities - Foreign+	1,967,314	-	-	1,967,314
Mutual Funds	10,186,370	-	-	10,186,370

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2011 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--15.7%
Carnival	110,640	3,673,248
Home Depot	73,950	2,900,319
Johnson Controls	97,070	3,055,764
McGraw-Hill	67,560	2,884,812
Newell Rubbermaid	484,590	7,414,227
Omnicom Group	209,370	9,038,503
Regal Entertainment Group, Cl. A	595,780a	8,489,865
Time Warner	286,370	9,971,403
		47,428,141
Consumer Staples--11.1%
ConAgra Foods	231,070	5,836,828
Kraft Foods, Cl. A	161,120	5,824,488
Lorillard	70,100	7,824,562
PepsiCo	66,200	4,236,800
Procter & Gamble	155,070	10,012,870
		33,735,548
Energy--5.5%
Exxon Mobil	135,830	10,926,165
Occidental Petroleum	56,670	5,604,663
		16,530,828
Financial--11.7%
Arthur J. Gallagher & Co.	251,590	7,794,258
Comerica	113,490	2,862,218
JPMorgan Chase & Co.	312,049	9,664,158
Marsh & McLennan	83,290	2,514,525
MetLife	105,000	3,305,400
New York Community Bancorp	296,940	3,575,158
U.S. Bancorp	222,220	5,759,942
		35,475,659
Health Care--8.4%

Johnson & Johnson	109,350	7,077,132
Merck & Co.	180,910	6,467,533
Pfizer	589,818	11,837,647
		25,382,312
Industrial--12.4%
Caterpillar	24,810	2,428,403
Dover	105,800	5,815,826
Eaton	87,010	3,907,619
General Electric	532,162	8,466,697
Hubbell, Cl. B	58,800	3,846,696
Pitney Bowes	247,040a	4,602,355
Stanley Black & Decker	78,260	5,120,552
United Technologies	45,460	3,482,236
		37,670,384
Information Technology--6.5%
Cisco Systems	429,250	8,001,220
Paychex	149,690	4,357,476
QUALCOMM	135,190	7,408,412
		19,767,108
Materials--3.6%
Air Products & Chemicals	40,910	3,426,212
Dow Chemical	107,220	2,971,066
Eastman Chemical	66,520	2,635,522
Freeport-McMoRan Copper & Gold	48,660	1,926,936
		10,959,736
Telecommunication Services--8.5%
AT&T	131,905	3,822,607
Vodafone Group, ADR	376,870	10,232,021
Windstream	995,022a	11,701,459
		25,756,087
Utilities--14.6%
Dominion Resources	150,280b	7,757,454
DTE Energy	45,390	2,389,784
Exelon	233,760a	10,357,906
National Grid, ADR	124,370b	6,146,365
NextEra Energy	110,430b	6,122,239
PPL	378,510	11,362,870

		44,136,618
Total Common Stocks
(cost $283,326,761)		296,842,421

Preferred Stocks--.7%
Financial
Citigroup,
Conv., Cum. $7.5
(cost $2,669,071)	23,560	1,984,930

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,337,654)	6,337,654 [c]	6,337,654
Investment of Cash Collateral for
Securities Loaned--7.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,867,781)	23,867,781 [c]	23,867,781

Total Investments (cost $316,201,267)	108.7%	329,032,786
Liabilities, Less Cash and Receivables	(8.7%)	(26,266,563)
Net Assets	100.0%	302,766,223

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $23,801,172 and the value of the collateral held by the fund was $23,867,781.
b Held by a broker as collateral for open options written.
c Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $316,201,267. Net unrealized appreciation on investments was $12,820,401 of which $17,296,415 related to appreciated investment securities and $4,476,014 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	15.7
Utilities	14.6
Financial	12.4
Industrial	12.4
Consumer Staples	11.1
Money Market Investments	10.0
Telecommunication Services	8.5
Health Care	8.4
Information Technology	6.5
Energy	5.5
Materials	3.6
108.7

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
November 30, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Dominion Resources,
January 2012 @ $50	261	a	(65,250)
National Grid,
December 2011 @ $50	240	a	(12,000)
Nextera Energy,
December 2011 @ $55	246	a	(23,370)
(premiums received $89,502)			(100,620)

a - Non-income producing security.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	280,464,035	1,984,930	-	282,448,965
Equity Securities - Foreign+	16,378,386	-	-	16,378,386
Mutual Funds	30,205,435	-	-	30,205,435
Liabilities ($)
Other Financial Instruments:
Options Written	(100,620)	-	-	(100,620)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Stock Fund
November 30, 2011 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--14.0%
Advance Auto Parts	89,700	6,209,034
BorgWarner	134,900a	8,892,608
Brunswick	486,459	9,057,867
Coach	201,000	12,580,590
Crocs	360,800a	5,596,008
Deckers Outdoor	121,700a	13,258,606
Foot Locker	459,500	10,839,605
Lear	156,900	6,578,817
Liberty Media, Cl. A	78,300a	5,972,724
Polaris Industries	87,900	5,282,790
PVH	169,300	11,493,777
Royal Caribbean Cruises	313,100	8,676,001
Thor Industries	304,500	7,368,900
Toll Brothers	541,100a	10,989,741
Tractor Supply	172,500	12,459,675
Ulta Salon, Cosmetics & Fragrance	265,700a	18,500,691
Under Armour, Cl. A	46,900a	3,814,377
VF	81,200	11,261,628
Visteon	126,300a	7,066,485
		175,899,924
Consumer Staples--2.7%
Energizer Holdings	169,800a	12,273,144
Green Mountain Coffee Roasters	125,000a	6,553,750
Hansen Natural	90,200a	8,316,440
Spectrum Brands Holdings	248,900a	6,974,178
		34,117,512
Energy--7.4%
Cabot Oil & Gas	100,900	8,938,731
CARBO Ceramics	74,400	10,588,608
Dresser-Rand Group	248,400a	12,934,188
EQT	100,300	6,219,603
Gulfport Energy	268,200a	8,515,350
Oceaneering International	278,500	13,245,460
Plains Exploration & Production	349,900a	12,449,442
Range Resources	122,000	8,748,620
SM Energy	149,000	11,844,010
		93,484,012
Financial--20.0%
Affiliated Managers Group	128,400a	12,142,788
Alexandria Real Estate Equities	165,700b	10,863,292
American Campus Communities	238,600	9,386,524
AmTrust Financial Services	240,700	6,380,957
Boston Properties	94,700b	9,032,486
Camden Property Trust	194,300b	11,216,939
CBRE Group	438,000a	7,362,780

CNO Financial Group	1,000,400a	6,322,528
East West Bancorp	664,600	13,006,222
Fifth Third Bancorp	636,100	7,690,449
Fulton Financial	947,870	8,872,063
Greenhill & Co.	234,800	9,053,888
Host Hotels & Resorts	778,059b	11,009,535
Macerich	285,700b	14,313,570
MarketAxess Holdings	219,500	6,352,330
Prosperity Bancshares	221,800	8,869,782
Protective Life	398,500	8,842,715
Raymond James Financial	322,900	9,625,649
Rayonier	329,929b	13,408,315
Reinsurance Group of America	215,600	11,103,400
Signature Bank	162,400a	9,489,032
SL Green Realty	133,700b	8,802,808
Transatlantic Holdings	240,900	13,162,776
Webster Financial	533,300	10,506,010
Weingarten Realty Investors	426,700b	8,828,423
Willis Group Holdings	163,800	5,775,588
		251,420,849
Health Care--9.7%
ABIOMED	635,900a	12,807,026
Alere	345,100a	8,071,889
Amarin, ADR	667,000a	4,655,660
Cooper	106,400	6,518,064
Endo Pharmaceuticals Holdings	138,700a	4,747,701
Health Management Associates, Cl.
A	999,200a	8,213,424
Kindred Healthcare	594,100a	7,366,840
MAP Pharmaceuticals	428,100a	5,886,375
Medicis Pharmaceutical, Cl. A	313,200	10,225,980
NxStage Medical	463,800a	9,081,204
Omnicare	136,300	4,444,743
Questcor Pharmaceuticals	148,500a	6,675,075
SXC Health Solutions	138,000a	8,117,160
Universal Health Services, Cl. B	269,900	10,855,378
Vertex Pharmaceuticals	128,900a	3,736,811
WellCare Health Plans	171,900a	10,047,555
		121,450,885
Industrial--17.7%
AMETEK	382,775	16,398,081
BE Aerospace	299,900a	11,681,105
Crane	258,700	12,415,013
Donaldson	210,500	14,387,675
Gardner Denver	162,600	13,938,072
IDEX	275,500	10,044,730
Iron Mountain	191,200	5,806,744
JB Hunt Transport Services	261,800	11,969,496
Joy Global	92,400	8,434,272
Kansas City Southern	265,400a	18,055,162
KBR	393,900	11,383,710
Kirby	123,600a	7,945,008

Robert Half International	237,600	6,294,024
Roper Industries	95,600	8,144,164
Timken	256,800	10,788,168
Towers Watson & Co., Cl. A	158,200	10,308,312
TransDigm Group	70,900a	6,836,178
Triumph Group	164,200	9,768,258
United Rentals	305,900a	8,608,026
WABCO Holdings	140,300a	6,595,503
Waste Connections	370,600	12,144,562
		221,946,263
Information Technology--15.8%
Acme Packet	320,600a	10,717,658
Alliance Data Systems	151,600a	15,525,356
Altera	163,700	6,166,579
Aruba Networks	279,800a	5,903,780
Atmel	1,223,300a	10,850,671
Check Point Software Technologies	107,400a	5,943,516
Ciena	665,900a	8,064,049
CommVault Systems	202,700a	10,060,001
Cypress Semiconductor	630,000a	12,014,100
Equinix	118,300a	11,832,366
Fairchild Semiconductor
International	539,500a	6,986,525
Informatica	247,200a	11,112,876
MICROS Systems	222,000a	10,471,740
Rackspace Hosting	294,800a	12,788,424
Riverbed Technology	394,900a	10,267,400
Rovi	136,500a	3,787,875
Sapient	504,500	6,195,260
Teradata	111,300a	6,035,799
TIBCO Software	479,200a	13,130,080
Trimble Navigation	291,100a	12,540,588
Vishay Intertechnology	808,100a	7,992,109
		198,386,752
Materials--7.6%
Allied Nevada Gold	164,100a	5,889,549
Carpenter Technology	208,800	11,304,432
CF Industries Holdings	74,800	10,457,040
Cliffs Natural Resources	161,100	10,924,191
NewMarket	65,000c	12,862,850
Rock-Tenn, Cl. A	231,300	13,473,225
Rockwood Holdings	127,700a	5,690,312
Steel Dynamics	962,500	12,685,750
Walter Energy	166,200	11,916,540
		95,203,889
Utilities--4.1%
Cleco	238,980	8,636,737
ITC Holdings	183,700	13,579,104
ONEOK	79,900	6,644,484
Questar	560,200	10,811,860
Wisconsin Energy	355,900	11,808,762
		51,480,947

Total Common Stocks
(cost $1,131,045,536)		1,243,391,033

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,960,051)	11,960,051 [d]	11,960,051
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $380,503)	380,503 [d]	380,503
Total Investments (cost $1,143,386,090)	100.0%	1,255,731,587
Liabilities, Less Cash and Receivables	(.0%)	(305,201)
Net Assets	100.0%	1,255,426,386

ADR - American Depository Receipts

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $407,456 and the value of the collateral held by the fund was $380,503.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,143,386,090.
Net unrealized appreciation on investments was $112,345,497 of which $164,530,994 related to appreciated investment securities and $52,185,497 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.0
Industrial	17.7
Information Technology	15.8
Consumer Discretionary	14.0
Health Care	9.7
Materials	7.6
Energy	7.4
Utilities	4.1
Consumer Staples	2.7
Money Market Investments	1.0
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,227,016,269	-	-	1,227,016,269
Equity Securities - Foreign+	16,374,764	-	-	16,374,764
Mutual Funds	12,340,554	-	-	12,340,554

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
November 30, 2011 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--15.5%
American Eagle Outfitters	145,100	2,018,341
Ameristar Casinos	84,700	1,482,250
Brunswick	144,400	2,688,728
Children's Place Retail Stores	48,000a	2,585,760
Crocs	207,600a	3,219,876
Deckers Outdoor	14,600a	1,590,597
Finish Line, Cl. A	110,600b	2,331,448
Genesco	42,800a	2,527,340
Krispy Kreme Doughnuts	249,200a	1,873,984
La-Z-Boy	197,300a	1,953,270
Lear	43,100	1,807,183
Lithia Motors, Cl. A	96,900	2,152,149
MDC Partners, Cl. A	93,800	1,360,100
Royal Caribbean Cruises	80,100	2,219,571
Ruth's Hospitality Group	403,700a,b	2,002,352
Ryland Group	121,500b	1,827,360
Shuffle Master	201,800a	2,237,962
Standard Pacific	593,500a,b	1,887,330
Steven Madden	71,200a	2,538,992
Thor Industries	57,100	1,381,820
Ulta Salon, Cosmetics & Fragrance	67,100a	4,672,173
Visteon	30,700a	1,717,665
Wolverine World Wide	55,300	2,037,252
		50,113,503
Consumer Staples--3.5%
Chiquita Brands International	251,700a	2,091,627
Energizer Holdings	38,900a	2,811,692
Smart Balance	424,300a	2,253,033
Spectrum Brands Holdings	98,700a	2,765,574
United Natural Foods	32,200a	1,234,226
		11,156,152
Energy--5.6%
Approach Resources	91,000a,b	2,846,480
Basic Energy Services	89,600a	1,688,064
CARBO Ceramics	9,800b	1,394,736
Gulfport Energy	105,800a	3,359,150
Hornbeck Offshore Services	66,000a,b	2,226,840
ION Geophysical	315,800a,b	1,834,798
Patriot Coal	157,700a,b	1,641,657
Petroleum Development	95,900a	3,217,445
		18,209,170
Financial--20.5%
American Campus Communities	45,600	1,793,904
Bank of the Ozarks	81,100b	2,299,185
BioMed Realty Trust	87,740b,c	1,562,650
Boston Private Financial Holdings	260,500	2,024,085
Cash America International	35,900	1,784,589
CBL & Associates Properties	106,700c	1,524,743
CNO Financial Group	352,900a	2,230,328

Columbia Banking System	119,100	2,143,800
CubeSmart	181,900	1,813,543
EastGroup Properties	54,800c	2,332,836
Entertainment Properties Trust	61,970b,c	2,770,059
F.N.B.	269,400b	2,871,804
Financial Engines	80,000a,b	1,757,600
First Potomac Realty Trust	149,500c	1,903,135
Home Bancshares	80,000	1,988,800
Kilroy Realty	82,200b,c	2,966,598
Kite Realty Group Trust	429,800c	1,813,756
MarketAxess Holdings	50,200	1,452,788
Ocwen Financial	110,700a	1,457,919
Piper Jaffray	67,700a	1,401,390
PrivateBancorp	200,700	1,926,720
Protective Life	76,900	1,706,411
Signature Bank	59,640a,b	3,484,765
Stifel Financial	40,200a	1,274,340
Strategic Hotels & Resorts	691,500a	3,471,330
Susquehanna Bancshares	340,500	2,696,760
Tanger Factory Outlet Centers	92,000	2,608,200
Texas Capital Bancshares	95,800a,b	2,764,788
Tower Group	103,400b	2,170,366
Umpqua Holdings	210,600	2,632,500
Willis Group Holdings	40,400	1,424,504
		66,054,196
Health Care--12.3%
ABIOMED	129,400a	2,606,116
Air Methods	30,800a	2,486,176
Amarin, ADR	181,400a	1,266,172
Cooper	26,600	1,629,516
Cubist Pharmaceuticals	42,800a	1,650,796
HMS Holdings	87,900a	2,666,007
Kindred Healthcare	175,800a	2,179,920
MAP Pharmaceuticals	150,700a	2,072,125
Merit Medical Systems	128,275a	1,781,740
NuVasive	72,300a,b	997,740
NxStage Medical	140,200a	2,745,116
Quality Systems	83,000b	2,934,050
Questcor Pharmaceuticals	111,100a,b	4,993,945
Regeneron Pharmaceuticals	48,500a,b	2,881,870
Salix Pharmaceuticals	89,600a	3,954,944
Universal American	228,100	2,994,953
		39,841,186
Industrial--15.1%
Actuant, Cl. A	134,100b	3,073,572
AMETEK	39,850	1,707,174
BE Aerospace	52,000a	2,025,400
CLARCOR	52,700b	2,551,734
Crane	52,900	2,538,671
Esterline Technologies	26,200a	1,411,394
Gardner Denver	23,400	2,005,848
Geo Group	116,000a	2,053,200
GeoEye	20,760a	394,232
Herman Miller	72,400	1,563,116
Hub Group, Cl. A	72,800a	2,167,984
II-VI	118,800a	2,324,916

Interface, Cl. A	128,300	1,475,450
Kansas City Southern	33,300a	2,265,399
Kforce	134,700a	1,650,075
MasTec	71,000a	1,136,710
Old Dominion Freight Line	65,400a,b	2,538,174
Robbins & Myers	72,500	3,857,000
Timken	43,500	1,827,435
Towers Watson & Co., Cl. A	30,600	1,993,896
TransDigm Group	27,000a	2,603,340
Triumph Group	28,700b	1,707,363
United Rentals	83,100a,b	2,338,434
WABCO Holdings	29,400a	1,382,094
		48,592,611
Information Technology--19.7%
Acme Packet	41,200a	1,377,316
Anixter International	44,700a,b	2,745,027
Aruba Networks	100,500a,b	2,120,550
Cardtronics	100,200a,b	2,723,436
Ceva	102,900a	2,964,549
Cognex	89,200	3,181,764
Coherent	33,200a,b	1,686,560
CommVault Systems	75,700a	3,756,991
Cypress Semiconductor	111,400a	2,124,398
FARO Technologies	40,100a	1,942,845
FEI	102,600a	4,140,936
Fortinet	91,100a	2,185,489
GT Advanced Technologies	216,100a,b	1,668,292
Heartland Payment Systems	98,800	2,227,940
Interactive Intelligence Group	33,734a	752,268
IPG Photonics	33,600a	1,287,888
LogMeIn	56,900a,b	2,447,269
MAXIMUS	67,800b	2,820,480
MKS Instruments	112,900b	3,032,494
Netgear	82,400a,b	3,130,376
OSI Systems	48,600a	2,323,566
Sourcefire	90,700a,b	3,003,984
Stamps.com	62,500a	1,710,625
Synchronoss Technologies	70,600a	2,110,234
Ultratech	77,200a,b	1,791,040
ViaSat	29,200a,b	1,381,744
Wright Express	56,700a,b	2,975,616
		63,613,677
Materials--5.0%
American Vanguard	143,200b	1,827,232
Buckeye Technologies	107,500	3,330,350
Carpenter Technology	55,100	2,983,114
Globe Specialty Metals	143,000b	2,134,990
Haynes International	51,900	3,111,924
LSB Industries	82,400a	2,576,648
		15,964,258
Utilities--1.8%
Cleco	92,300	3,335,722
ITC Holdings	35,200	2,601,984
		5,937,706
Total Common Stocks
(cost $316,231,103)		319,482,459

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,887,608)	4,887,608 [d]	4,887,608
Investment of Cash Collateral for
Securities Loaned--12.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $40,961,317)	40,961,317 [d]	40,961,317
Total Investments (cost $362,080,028)	113.2%	365,331,384
Liabilities, Less Cash and Receivables	(13.2%)	(42,627,658)
Net Assets	100.0%	322,703,726

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At November 31, 2011, the value of the fund's securities on loan was $40,311,253 and the value of the collateral held by the fund was $40,961,317.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $362,080,028.

Net unrealized appreciation on investments was $3,251,356 of which $29,469,703 related to appreciated investment securities and $26,218,347 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.5
Information Technology	19.7
Consumer Discretionary	15.5
Industrial	15.1
Money Market Investments	14.2
Health Care	12.3
Energy	5.6
Materials	5.0
Consumer Staples	3.5
Utilities	1.8
113.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	315,431,683	-	-	315,431,683
Equity Securities - Foreign+	4,050,776	-	-	4,050,776
Mutual Funds	45,848,925	-	-	45,848,925

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
November 30, 2011 (Unaudited)

Common Stocks--126.7%	Shares	Value ($)
Consumer Discretionary--17.3%
Amazon.com	31,840a,b	6,122,514
Carnival	63,470	2,107,204
CBS, Cl. B	157,730b	4,107,289
Deckers Outdoor	23,510a	2,561,297
Dick's Sporting Goods	38,920	1,529,945
DIRECTV, Cl. A	104,010a,b	4,911,352
Limited Brands	69,810b	2,955,057
Lowe's	125,600	3,015,656
Macy's	161,600	5,224,528
McDonald's	55,550b	5,306,136
Melco Crown Entertainment, ADR	266,190a	2,640,605
Omnicom Group	141,600b	6,112,872
PVH	36,680	2,490,205
Target	59,590	3,140,393
Viacom, Cl. B	62,680	2,805,557
		55,030,610
Consumer Staples--13.6%
Coca-Cola Enterprises	130,860b	3,418,063
ConAgra Foods	152,970b	3,864,022
Hansen Natural	36,910a,b	3,403,102
Kraft Foods, Cl. A	103,580	3,744,417
Lorillard	33,840	3,777,221
Philip Morris International	93,800b	7,151,312
Ralcorp Holdings	72,470a	5,893,260
Unilever, ADR	285,350b	9,596,321
Whole Foods Market	31,520b	2,146,512
		42,994,230
Energy--12.9%
Anadarko Petroleum	54,970	4,467,412
Apache	28,730b	2,856,911

Chevron	99,320b	10,212,082
ENSCO, ADR	71,950	3,739,242
EOG Resources	23,430	2,430,628
Hess	66,680b	4,015,470
National Oilwell Varco	91,800	6,582,060
Occidental Petroleum	36,540b	3,613,806
TransCanada	72,810b	3,043,458
		40,961,069
Financial--18.3%
Affiliated Managers Group	19,030a	1,799,667
Alliance Data Systems	47,820a,b	4,897,246
American Express	89,120b	4,281,325
Ameriprise Financial	34,290b	1,574,254
Bank of America	255,890b	1,392,042
Capital One Financial	38,980	1,740,847
CBOE Holdings	59,641	1,605,536
Chubb	35,830b	2,416,375
Citigroup	132,606b	3,644,013
Discover Financial Services	71,960	1,714,087
Hartford Financial Services Group	277,200b	4,923,072
IntercontinentalExchange	39,020a,b	4,749,514
JPMorgan Chase & Co.	72,820b	2,255,235
Lincoln National	99,630	2,010,533
Marsh & McLennan	44,350b	1,338,927
NASDAQ OMX Group	189,290a,b	4,968,863
Public Storage	13,790b,c	1,818,901
T. Rowe Price Group	45,870	2,603,581
Wells Fargo & Co.	324,350b	8,387,691
		58,121,709
Health Care--21.6%
Amarin, ADR	82,880a	578,502
Baxter International	62,080	3,207,053
Biogen Idec	18,920a,b	2,174,854
Cigna	153,010b	6,767,632
Covidien	145,310b	6,618,871
Cubist Pharmaceuticals	53,030a,b	2,045,367
McKesson	66,120b	5,376,217

Omnicare	48,340	1,576,367
Pfizer	521,390b	10,464,297
Salix Pharmaceuticals	30,560a	1,348,918
Sanofi, ADR	253,820b	8,886,238
St. Jude Medical	142,930	5,494,229
Thermo Fisher Scientific	28,980a,b	1,369,305
Warner Chilcott, Cl. A	275,300a,b	4,327,716
Watson Pharmaceuticals	70,720a,b	4,569,926
Zimmer Holdings	71,890a,b	3,634,040
		68,439,532
Industrial--9.7%
Caterpillar	26,320b	2,576,202
Cummins	34,230b	3,297,376
Eaton	77,260	3,469,747
FedEx	28,820	2,394,366
General Electric	563,940b	8,972,285
Precision Castparts	11,160b	1,838,610
Robert Half International	90,140	2,387,809
Thomas & Betts	37,660a,b	1,958,697
Tyco International	48,700b	2,335,652
United Technologies	20,800b	1,593,280
		30,824,024
Information Technology--23.8%
Apple	40,330a,b	15,414,126
Cognizant Technology Solutions,
Cl. A	83,020a	5,591,397
Cypress Semiconductor	47,900	913,453
Electronic Arts	273,470a,b	6,341,769
EMC	202,210a	4,652,852
Informatica	109,550a,b	4,924,820
International Business Machines	27,060b	5,087,280
Intuit	67,540b	3,595,830
NetApp	207,280a,b	7,634,122
Oracle	166,790b	5,228,867
QUALCOMM	133,700b	7,326,760
Teradata	77,270a,b	4,190,352
Vishay Intertechnology	96,380a	953,198

VMware, Cl. A	26,715	a,b	2,582,806
Western Digital	31,500	a	915,705
			75,353,337
Materials--.9%
Alcoa	295,710	b	2,963,014
Telecommunication Services--2.8%
AT&T	310,030	b	8,984,669
Utilities--5.8%
Exelon	82,550		3,657,791
NextEra Energy	141,750	b	7,858,620
PPL	226,330	b	6,794,427
			18,310,838
Total Common Stocks
(cost $388,888,040)			401,983,032

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,497,859)	5,497,859	[d]	5,497,859
Total Investments (cost $394,385,899)	128.4%		407,480,891
Liabilities, Less Cash and Receivables	(28.4%)		(90,109,005)
Net Assets	100.0%		317,371,886

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $394,385,899. Net unrealized appreciation on investments was $18,838,605 of which $39,338,636 related to appreciated investment securities and $20,500,031 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

ADR - American Depository Receipts

Information Technology	23.8
Health Care	21.6
Financial	18.3
Consumer Discretionary	17.3
Consumer Staples	13.6
Energy	12.9
Industrial	9.7
Utilities	5.8
Telecommunication Services	2.8
Money Market Investment	1.7
Materials	.9
128.4

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2011 (Unaudited)

Common Stocks--27.0%	Shares	Value ($)
Consumer Discretionary--3.7%
Coach	30,420	1,903,988
Gap	120,620	2,254,388
Marriott International, Cl. A	72,840	2,230,361
Thomson Reuters	99,920	2,704,834
Walt Disney	77,550	2,780,168
		11,873,739
Consumer Staples--2.3%
Dr. Pepper Snapple Group	43,500	1,589,055
Kellogg	65,710	3,230,304
Sysco	83,470	2,382,234
		7,201,593
Exchange Traded Funds--3.9%
Standard & Poor's Depository

Receipts S&P 500 ETF Trust	97,970	12,245,270

Financial--3.3%
Goldman Sachs Group	13,930	1,335,330
Jefferies Group	400,780	4,584,923
Legg Mason	70,880	1,880,446
Progressive	59,070	1,114,060
Waddell & Reed Financial, Cl. A	57,700	1,568,286
		10,483,045
Health Care--5.9%
AstraZeneca, ADR	36,960	1,699,421
C.R. Bard	8,110	707,111
Covance	44,080a	2,023,713
DENTSPLY International	81,020	2,925,632
Edwards Lifesciences	26,510a	1,750,455
Haemonetics	33,620a	1,991,313
Novo Nordisk, ADR	39,770	4,515,884
Regeneron Pharmaceuticals	16,920a	1,005,386
VCA Antech	104,590a	2,056,239
		18,675,154
Industrial--1.8%
Boeing	48,740	3,347,951
Lockheed Martin	29,980	2,342,937
		5,690,888
Information Technology--4.4%
Adobe Systems	51,930a	1,423,921
Hewlett-Packard	46,270	1,293,247
Infosys, ADR	43,980	2,270,248
Intel	38,060	948,075
Microsoft	89,080	2,278,666
Research In Motion	37,630a	672,072
SAP, ADR	56,700	3,399,732
Tech Data	35,120a	1,728,958
		14,014,919
Materials--1.1%
Greif, Cl. A	73,400	3,421,908

Telecommunication Services--.6%
Nokia, ADR	331,230	1,917,822

Total Securities Sold Short (proceeds $91,267,948)		85,524,335

ADR - American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	5.9
Information Technology	4.4
Exchange Traded Funds	3.9
Consumer Discretionary	3.7
Financial	3.3
Consumer Staples	2.3
Industrial	1.8
Materials	1.1
Telecommuniation Services	.6
27.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	373,498,666	-	-	373,498,666
Equity Securities - Foreign+	28,484,366	-	-	28,484,366
Mutual Funds	5,497,859	-	-	5,497,859
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic++	(56,099,052)	-	-	(56,099,052)
Equity Securities - Foreign++	(17,180,013)	-	-	(17,180,013)
Exchange Traded Funds	(12,245,270)	-	-	(12,245,270)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
November 30, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--12.1%
Arcos Dorados Holdings, Cl. A	357,670	7,840,126
Johnson Controls	409,055	12,877,051
Las Vegas Sands	357,370a	16,692,753
Walt Disney	364,215	13,057,108
		50,467,038
Consumer Staples--7.5%
Coca-Cola	234,550	15,768,797
Kraft Foods, Cl. A	432,645	15,640,117
		31,408,914
Energy--16.0%
Cameron International	311,900a	16,839,481
Exxon Mobil	158,500	12,749,740
Halliburton	361,255	13,294,184
Newfield Exploration	222,700a	10,199,660
Valero Energy	628,600	13,998,922
		67,081,987
Financial--11.5%
BB&T	463,700	10,743,929
Citigroup	509,500	14,001,060
Invesco	517,360	10,476,540
MetLife	406,900	12,809,212
		48,030,741
Health Care--13.8%
Agilent Technologies	363,830a	13,643,625
Covidien	284,375	12,953,281
Express Scripts	298,590a	13,630,634
Watson Pharmaceuticals	271,200a	17,524,944
		57,752,484
Industrial--11.0%
Caterpillar	191,885	18,781,704
Dover	218,600	12,016,442
Honeywell International	281,605	15,248,911
		46,047,057
Information Technology--21.9%
Apple	63,896a	24,421,051
ARM Holdings, ADR	611,900	17,298,413
Baidu, ADR	70,900a	9,287,191
Rovi	284,250a	7,887,937
Salesforce.com	136,700a,b	16,188,014
Teradata	306,700a	16,632,341
		91,714,947
Materials--5.9%
Celanese, Ser. A	369,300	17,168,757
Cliffs Natural Resources	108,285	7,342,806
		24,511,563

Total Common Stocks
(cost $407,608,765)		417,014,731

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $699,737)	699,737 [c]	699,737
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $38,081)	38,081 [c]	38,081
Total Investments (cost $408,346,583)	99.9%	417,752,549
Cash and Receivables (Net)	.1%	269,058
Net Assets	100.0%	418,021,607

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $39,908 and the value of the collateral held by the fund was $38,081.
c Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $408,346,583. Net unrealized appreciation on investments was $9,405,966 of which $39,663,560 related to appreciated investment securities and $30,257,594 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.9
Energy	16.0
Health Care	13.8
Consumer Discretionary	12.1
Financial	11.5
Industrial	11.0
Consumer Staples	7.5
Materials	5.9
Money Market Investments	.2
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	390,429,127	-	-	390,429,127
Equity Securities - Foreign+	26,585,604	-	-	26,585,604
Mutual Funds	737,818	-	-	737,818

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
November 30, 2011 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Consumer Discretionary--20.0%
American Eagle Outfitters	340,000	4,729,400
Ancestry.com	155,264a,b	3,681,309
Arcos Dorados Holdings, Cl. A	100,000	2,192,000
Bravo Brio Restaurant Group	160,000b	2,756,800
Brunswick	110,000	2,048,200
HSN	126,900	4,543,020
Interface, Cl. A	217,890	2,505,735
Lear	65,000	2,725,450
Liberty Media Capital, Cl. A	40,000b	3,051,200
Lithia Motors, Cl. A	105,000	2,332,050
MDC Partners, Cl. A	700,304a	10,154,408
Morgans Hotel Group	300,000a,b	1,863,000
PriceSmart	45,000	3,053,250
Stanley Black & Decker	45,000	2,944,350
Starwood Hotels & Resorts
Worldwide	75,000c	3,576,000
TiVo	840,000a,b	8,299,200
Ulta Salon, Cosmetics & Fragrance	107,000b	7,450,410
United Rentals	130,000a,b	3,658,200
Vera Bradley	110,000a,b	4,224,000
Vitamin Shoppe	127,026b	4,675,827
WABCO Holdings	77,515b	3,643,980
Zagg	1,400,000a,b	16,100,000
		100,207,789
Consumer Staples--1.5%
Fresh Market	126,250a	4,952,788
Smart Balance	500,000b	2,655,000
		7,607,788
Energy--7.9%
Approach Resources	160,000a,b	5,004,800
Cabot Oil & Gas	66,000	5,846,940
Dresser-Rand Group	78,000b	4,061,460
Energy XXI	174,400a,b	5,483,136
EQT	40,000	2,480,400
Gulfport Energy	115,000b	3,651,250
Plains Exploration & Production	90,000b	3,202,200
Range Resources	45,000	3,226,950
Rowan	107,000b	3,628,370
SM Energy	40,000	3,179,600
		39,765,106
Financial--17.5%
Affiliated Managers Group	18,060b	1,707,934
American Financial Group	100,000	3,600,000
Bankrate	100,000a	1,813,000
Boston Private Financial Holdings	300,000	2,331,000

Boston Properties	34,000c	3,242,920
Camden Property Trust	27,000c	1,558,710
Cathay General Bancorp	160,000	2,219,200
CNO Financial Group	364,930b	2,306,358
DFC Global	450,000b	8,167,500
Douglas Emmett	82,015c	1,474,630
East West Bancorp	135,000	2,641,950
Endurance Specialty Holdings	155,000	5,606,350
Enstar Group	30,454b	3,079,204
Fifth Third Bancorp	200,000	2,418,000
Financial Engines	150,000b	3,295,500
Forestar Group	235,185b	3,574,812
Greenhill & Co.	90,000a	3,470,400
Host Hotels & Resorts	152,030c	2,151,224
Inland Real Estate	370,000c	2,745,400
Jefferies Group	140,000a	1,601,600
MarketAxess Holdings	80,000	2,315,200
National Penn Bancshares	170,000a	1,416,100
PrivateBancorp	250,000	2,400,000
Signature Bank	65,000b	3,797,950
SL Green Realty	60,000c	3,950,400
Strategic Hotels & Resorts	400,000b,c	2,008,000
SVB Financial Group	60,000b	2,822,400
Synovus Financial	1,000,000	1,490,000
Webster Financial	139,320	2,744,604
Willis Group Holdings	75,000	2,644,500
Zions Bancorporation	192,000a	3,089,280
		87,684,126
Health Care--11.3%
Abiomed	98,834b	1,990,517
Achillion Pharmaceuticals	606,300a,b	4,031,895
Amarin, ADR	1,200,000b	8,376,000
Cadence Pharmaceuticals	355,000b	1,558,450
Cardiome Pharma	730,000b	1,489,200
Health Management Associates, Cl.
A	300,000b	2,466,000
Healthcare Services Group	107,145a	1,935,039
Inhibitex	160,000b	2,336,000
Kindred Healthcare	200,000b	2,480,000
MAP Pharmaceuticals	718,434b	9,878,467
Merit Medical Systems	365,800b	5,080,962
NxStage Medical	220,000b	4,307,600
SXC Health Solutions	96,100b	5,652,602
Universal American	250,000	3,282,500
Universal Health Services, Cl. B	48,000	1,930,560
		56,795,792
Industrial--13.8%
AMETEK	116,317	4,983,020
Atlas Air Worldwide Holdings	82,000b	3,464,500
BE Aerospace	96,810b	3,770,750
Crane	88,900	4,266,311
Delta Air Lines	400,000b	3,248,000

Gardner Denver	49,600	4,251,712
Joy Global	34,500	3,149,160
Kansas City Southern	65,455b	4,452,904
KBR	124,935	3,610,622
Kenexa	116,662b	2,916,550
Kforce	200,000b	2,450,000
LSB Industries	90,000b	2,814,300
Meritage Homes	140,000b	3,054,800
Polypore International	54,000b	2,648,700
Roper Industries	44,265	3,770,935
Ryland Group	200,000	3,008,000
Standard Pacific	1,200,000b	3,816,000
Thor Industries	80,000	1,936,000
TransDigm Group	39,000b	3,760,380
Triumph Group	58,800	3,498,012
		68,870,656
Information Technology--14.1%
Altera	90,000	3,390,300
Cypress Semiconductor	123,500	2,355,145
F5 Networks	38,240b	4,322,267
FARO Technologies	65,000b	3,149,250
FEI	80,000b	3,228,800
Fortinet	194,940b	4,676,611
LogMeIn	74,500a,b	3,204,245
Mitek Systems	600,000a,b	4,398,000
NetSuite	80,000a,b	3,243,200
Rackspace Hosting	74,140b	3,216,193
Riverbed Technology	176,730b	4,594,980
Sapient	200,000	2,456,000
Sourcefire	134,000a,b	4,438,080
Stamps.com	350,000	9,579,500
Super Micro Computer	120,000b	1,630,800
Synchronoss Technologies	100,000a,b	2,989,000
Teradata	68,800b	3,731,024
Velti	440,000b	3,256,000
Web.com Group	280,000b	2,886,800
		70,746,195
Materials--5.1%
Allied Nevada Gold	84,000b	3,014,760
Carpenter Technology	68,800	3,724,832
CF Industries Holdings	25,000	3,495,000
Cliffs Natural Resources	88,600	6,007,966
Globe Specialty Metals	154,585a	2,307,954
Haynes International	55,000	3,297,800
Timken	82,000	3,444,820
		25,293,132
Telecommunications--3.5%
Acme Packet	183,740b	6,142,428
Allot Communications	300,000b	5,058,000
Aruba Networks	181,360a,b	3,826,696
Finisar	100,000b	1,844,000
GeoEye	39,240b	745,168

		17,616,292
Utilities--3.1%
Cleco	110,600	3,997,084
ITC Holdings	61,460	4,543,123
Northeast Utilities	140,000	4,845,400
Wisconsin Energy	56,000	1,858,080
		15,243,687
Total Common Stocks
(cost $464,048,598)		489,830,563

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,081,513)	15,081,513 [d]	15,081,513
Investment of Cash Collateral for
Securities Loaned--10.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $53,626,310)	53,626,310 [d]	53,626,310
Total Investments (cost $532,756,421)	111.5%	558,538,386
Liabilities, Less Cash and Receivables	(11.5%)	(57,827,575)
Net Assets	100.0%	500,710,811

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $55,506,032 and the value of the collateral held by the fund was $53,626,310.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $532,756,421.

Net unrealized appreciation on investments was $25,781,965 of which $51,958,327 related to appreciated investment securities and $26,176,362 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	20.0
Financial	17.5
Information Technology	14.1
Industrial	13.8
Money Market Investments	13.7
Health Care	11.3
Energy	7.9
Materials	5.1
Telecommunications	3.5
Utilities	3.1
Consumer Staples	1.5
111.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	456,660,455	-	-	456,660,455
Equity Securities - Foreign+	33,170,108	-	-	33,170,108
Mutual Funds	68,707,823	-	-	68,707,823

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2011 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Australia--7.0%
Atlas Iron	846,390	2,656,025
Australia & New Zealand Banking Group	98,250	2,081,017
Billabong International	266,335	1,041,531
BlueScope Steel	1,416,988	577,139
Coca-Cola Amatil	515,990	6,301,803
Commonwealth Bank of Australia	85,850	4,305,899
Dexus Property Group	3,757,070	3,405,798
National Australia Bank	268,487	6,700,490
Nufarm	603,527a	3,058,527
Primary Health Care	1,120,363	3,806,763
Qantas Airways	951,340a	1,528,254
QBE Insurance Group	437,234	6,268,779
Rio Tinto	61,170	4,099,341
Spark Infrastructure Group	2,289,100b	3,029,640
Stockland	726,730	2,593,938
Toll Holdings	630,187	3,142,412
		54,597,356
Belgium--.4%
Delhaize Group	56,407	3,320,177
China--.5%
Foxconn International Holdings	3,734,000a	2,387,115
Sands China	629,600a	1,900,723
		4,287,838
Denmark--.3%
Carlsberg, Cl. B	30,440	2,234,850
Finland--1.4%
Nokia	1,284,219	7,375,273
Sampo, Cl. A	130,920	3,404,015
		10,779,288
France--10.1%
Alstom	102,176	3,527,098
Arkema	29,930	2,161,671
BNP Paribas	30,730	1,216,878
Carrefour	321,214	8,524,444
Credit Agricole	318,210	2,032,720
EDF	125,630	3,416,712
France Telecom	352,533	6,063,372
GDF Suez	169,250	4,726,974
Lagardere	48,620	1,180,858
Sanofi	268,129	18,767,337
Societe Generale	153,464	3,728,288
Technip	31,260	2,967,602
Total	307,732	15,851,582
Vivendi	224,330	5,160,545
		79,326,081

Germany--8.1%
Aixtron	171,933	2,238,657
Allianz	35,895	3,712,927
Bayer	75,463	4,944,271
Celesio	196,590	3,128,967
Commerzbank	1,256,010a	2,344,228
Daimler	73,441	3,316,741
Deutsche Bank	87,468	3,363,159
Deutsche Lufthansa	149,210	1,927,554
Deutsche Telekom	289,980	3,756,207
E.ON	406,200	10,021,139
Fresenius & Co.	43,810	4,211,991
Gerresheimer	60,120	2,518,026
Hannover Rueckversicherung	78,180	4,069,675
Metro	96,550	4,745,053
Muenchener Rueckversicherungs	27,370	3,447,868
RWE	48,091	1,985,456
SAP	61,790	3,684,352
		63,416,271
Greece--.3%
Coca-Cola Hellenic Bottling	163,138a	2,498,990
Hong Kong--1.9%
Esprit Holdings	3,680,543	5,267,778
Hang Seng Bank	424,000	5,256,599
Pacific Basin Shipping	3,295,000	1,488,966
SJM Holdings	1,489,000	2,553,821
		14,567,164
Ireland--.4%
Dragon Oil	400,680	3,143,131
Israel--1.2%
Teva Pharmaceutical Industries, ADR	238,872	9,461,720
Italy--3.8%
Atlantia	108,620	1,666,788
Buzzi Unicem	77,945a	712,723
Enel	1,403,980	5,946,366
ENI	111,170	2,342,276
Finmeccanica	574,801	2,479,288
Saras	4,711,489a	7,381,782
Telecom Italia	6,893,670	7,804,137
Unipol Gruppo Finanziario	4,334,847a	1,449,784
		29,783,144
Japan--22.9%
Asahi Kasei	259,000	1,568,273
Astellas Pharma	106,900	4,126,684
Canon	101,000	4,570,723
CAPCOM	115,600	2,953,942
Daito Trust Construction	86,700	7,735,028
East Japan Railway	90,800	5,557,236
Fuji Heavy Industries	875,000	5,069,482
Fujitsu	614,000	3,269,526
Hitachi	1,326,000	7,430,199
Hitachi Chemical	167,000	3,231,798

INPEX	645	4,334,721
Kao	131,700	3,477,617
Keihin	251,200	3,952,835
Kirin Holdings	175,000	2,143,645
Matsumotokiyoshi Holdings	178,200	3,505,764
Medipal Holdings	389,100	3,830,756
Miraca Holdings	44,500	1,718,625
Mitsubishi	316,500	6,538,262
Mitsubishi Electric	363,000	3,466,843
Mitsubishi Tanabe Pharma	96,300	1,502,236
Mitsubishi UFJ Financial Group	1,816,400	7,891,271
NEC	815,000a	1,761,119
Nintendo	10,420	1,580,067
Nippon Express	660,000	2,507,963
Nippon Shokubai	163,000	1,786,178
Nippon Telegraph & Telephone	32,600	1,606,112
Nomura Holdings	543,200	1,800,771
NTN	644,000	2,561,367
Panasonic	495,500	4,759,805
Ricoh	586,800	5,301,282
Sekisui House	324,000	2,831,988
Seven & I Holdings	90,700	2,534,943
Shimachu	70,600	1,565,370
Shin-Etsu Chemical	124,600	6,255,580
Softbank	75,800	2,553,913
Sumitomo Mitsui Financial Group	337,400	9,316,933
Sumitomo Mitsui Trust Holdings	2,108,940	6,467,142
Taiyo Nippon Sanso	659,000	4,813,167
Tokyo Electron	77,900	4,274,255
Tokyo Gas	870,000	3,737,449
Tokyo Steel Manufacturing	658,400	5,614,153
Toyo Suisan Kaisha	119,000	2,922,078
Toyoda Gosei	200,000	3,482,486
Toyota Motor	261,300	8,591,358
Yamada Denki	36,610	2,646,564
		179,147,509
Netherlands--4.0%
Aegon	772,182a	3,351,403
Akzo Nobel	100	5,042
Heineken	20,135	943,021
ING Groep	610,200a	4,705,577
Koninklijke Philips Electronics	604,037	12,215,311
Nutreco	27,180	1,775,880
STMicroelectronics	440,160	2,779,205
Unilever	165,520	5,625,870
		31,401,309
Norway--.7%
Norsk Hydro	342,039	1,638,021
TGS Nopec Geophysical	159,800	3,535,894
		5,173,915
Portugal--.3%
Jeronimo Martins	138,110	2,511,816

Singapore--1.2%
DBS Group Holdings	735,680	7,324,616
United Overseas Bank	197,380	2,400,981
		9,725,597
Spain--1.5%
Banco Santander	275,730	2,074,431
Gamesa Corp Tecnologica	554,484	2,425,928
Inditex	21,850	1,850,560
Red Electrica	42,970	1,885,470
Repsol	125,640	3,780,798
		12,017,187
Sweden--3.1%
Autoliv, SDR	32,320	1,726,077
Husqvarna, Cl. B	428,539	2,108,799
Investor, Cl. B	153,310	2,845,514
Svenska Cellulosa, Cl. B	300,759	4,453,351
Telefonaktiebolaget LM Ericsson, Cl. B	722,369	7,723,217
Volvo, Cl. B	472,170	5,393,597
		24,250,555
Switzerland--7.7%
ABB	306,210a	5,791,713
Adecco	141,784a	6,117,694
Cie Financiere Richemont, Cl. A	41,030	2,210,033
Lonza Group	48,470a	2,960,405
Nestle	57,815	3,236,906
Novartis	195,436	10,526,933
Partners Group Holding	18,900	3,487,894
Roche Holding	68,265	10,834,528
Syngenta	10,060a	2,946,646
Transocean	52,930	2,286,720
UBS	514,449a	6,295,468
Zurich Financial Services	17,230a	3,773,777
		60,468,717
United Kingdom--21.2%
Aberdeen Asset Management	960,510	3,024,433
Anglo American	159,315	6,048,766
BAE Systems	801,697	3,442,546
Barclays	1,212,960	3,430,177
BHP Billiton	89,040	2,722,650
BP	1,551,200	11,213,157
British American Tobacco	157,850	7,293,309
British Land	431,870	3,355,955
BT Group	1,099,440	3,277,328
Burberry Group	80,800	1,609,941
Experian	365,540	4,840,298
GlaxoSmithKline	378,490	8,334,155
Home Retail Group	2,183,745	3,069,762
HSBC Holdings	2,001,058	15,524,611
Kingfisher	839,090	3,364,838
Legal & General Group	1,048,570	1,745,451
Lloyds Banking Group	3,270,950a	1,273,966
Lonmin	266,118	4,467,379

Old Mutual	1,134,970	2,019,260
QinetiQ Group	479,964	950,304
Reed Elsevier	296,009	2,452,074
Resolution	808,285	2,987,683
Rexam	532,920	2,874,502
Rio Tinto	149,950	7,855,207
Royal Bank of Scotland Group	6,266,940a	2,063,777
Royal Dutch Shell, Cl. A	317,591	11,081,479
Royal Dutch Shell, Cl. B	400,890	14,377,925
Smith & Nephew	307,140	2,799,673
Tesco	929,204	5,907,113
Unilever	382,869	12,836,584
Vodafone Group	1,806,722	4,881,117
WPP	460,890	4,830,238
		165,955,658
Total Common Stocks
(cost $911,345,458)		768,068,273

Preferred Stocks--1.1%
Germany
ProSiebenSat.1 Media	262,300	5,142,308
Volkswagen	19,188	3,291,206
Total Preferred Stocks
(cost $8,624,207)		8,433,514

Rights--.0%
Australia
BlueScope Steel
(cost $435,536)	1,133,590[a]	12,824

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,518,886)	5,518,886[c]	5,518,886
Total Investments (cost $925,924,087)	99.8%	782,033,497
Cash and Receivables (Net)	.2%	1,799,369
Net Assets	100.0%	783,832,866

ADR - American Depository Receipts
SDR - Swedish Depository Receipts

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, this security was valued at $3,029,640 or .4% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $925,924,087.

Net unrealized depreciation on investments was $143,890,590 of which $41,995,686 related to appreciated investment securities and $185,886,276 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

Financial	20.0
Consumer Discretionary	14.0
Health Care	11.6
Energy	10.7
Consumer Staples	10.5
Materials	9.0
Industrial	7.7
Information Technology	7.7
Utilities	4.4
Telecommunication Services	3.5
Money Market Investment	.7
99.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2011 (Unaudited)

Forward Foreign	Number	Foreign			Unrealized
Currency Exchange	of	Currency			Appreciation
Contracts	Contracts	Amount	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring
12/1/2011a	2	271,920	272,686	279,643	(6,957)

British Pound,
Expiring
12/1/2011a	2	166,992	260,913	261,993	(1,080)

Euro,
Expiring:
12/1/2011b	1	855,770	1,141,546	1,149,904	(8,358)
12/2/2011c	2	262,575	354,158	352,824	1,334

Japanese Yen,
Expiring
12/1/2011d	2	40,890,346	524,969	527,209	(2,240)

Swiss Franc,
Expiring
12/2/2011e	2	542,247	596,440	593,528	2,912

Gross Unrealized Appreciation					4,246
Gross Unrealized Depreciation					(18,635)

Counterparty:
a	Morgan Stanley Dean Witter
b	Citigroup
c	Credit Suisse First Boston
d	Bank of America
e	JPMorgan Chase & Co.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	514,176,323	262,325,464 ++	-	776,501,787
Mutual Funds	5,518,886	-	-	5,518,886
Rights+, ++	-	12,824		12,824
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	4,246	-	4,246
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(18,635)	-	(18,635)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2011 (Unaudited)

Common Stocks--94.1%	Shares	Value ($)
Brazil--12.4%
Banco Santander Brasil, ADS	1,966,360	15,180,299
Brasil Insurance Participacoes e Administracao	357,200	3,525,877
Centrais Eletricas Brasileiras	1,314,903	12,048,521
Cia de Bebidas das Americas, ADR	216,700	7,450,146
Cia de Saneamento de Minas Gerais	190,600	3,401,256
Cielo	539,500	14,364,987
Embraer, ADR	300,090	7,658,297
Fibria Celulose, ADR	676,100	5,260,058
Fleury	774,600	8,823,933
Gerdau, ADR	1,380,420	10,601,626
Grendene	648,310	2,871,658
Itau Unibanco Holding, ADR	1,751,454	31,175,881
JBS	3,667,200	12,066,160
Magnesita Refratarios	1,350,100a	4,427,292
Obrascon Huarte Lain Brasil	287,500	9,300,606
Petroleo Brasileiro, ADR	1,953,490	51,729,348
Porto Seguro	404,400	4,190,813
Redecard	216,100	3,644,787
Rossi Residencial	2,025,600	11,167,767
Tele Norte Leste Participacoes, ADR	968,246	9,159,607
Tim Participacoes	2,182,365	10,197,685
Tim Participacoes, ADR	131,486	3,130,682
Vale, ADR	935,500	21,750,375
		263,127,661
Chile--1.6%
Cencosud	1,581,055	9,538,761
Enersis, ADR	450,250	8,000,942
ENTEL	780,540	15,818,177
		33,357,880
China--13.1%
Asia Cement China Holdings	1,946,500	914,068
Baidu, ADR	83,470a	10,933,735
Bank of China, Cl. H	10,475,000	3,427,759
Bank of Communications, Cl. H	2,726,100	1,791,783
Beijing Capital International Airport, Cl. H	19,724,000	9,397,130
China BlueChemical, Cl. H	7,772,000	6,263,126
China Coal Energy, Cl. H	7,719,000	9,339,728
China Communications Construction, Cl. H	17,506,000	13,683,617
China Construction Bank, Cl. H	41,884,229	29,865,996
China Dongxiang Group	40,460,000	7,425,555
China Life Insurance, Cl. H	5,771,000	15,460,287
China Petroleum & Chemical, ADR	34,178	3,634,830
China Petroleum & Chemical, Cl. H	19,834,000	20,873,378
China Railway Construction, Cl. H	10,623,500	6,053,279
China Railway Group, Cl. H	15,820,000	5,061,824

Focus Media Holding, ADR	410,830a	7,608,572
Great Wall Motor, Cl. H	7,636,500	10,974,254
Guangzhou Automobile Group, Cl. H	11,293,254	10,469,108
Huaneng Power International, ADR	96,150	2,046,072
Huaneng Power International, Cl. H	22,874,200	11,920,618
Industrial & Commercial Bank of China, Cl. H	59,460,475	35,263,293
Maanshan Iron & Steel, Cl. H	8,202,000	2,405,449
Mindray Medical International, ADR	192,460	5,192,571
PetroChina, ADR	49,380	6,456,435
PetroChina, Cl. H	7,424,000	9,636,775
Renhe Commercial Holdings	49,730,000	7,281,171
Sinotrans, Cl. H	25,630,600	4,974,196
TPV Technology	6,979,680	1,513,170
Weiqiao Textile, Cl. H	7,706,400	4,213,819
WuXi PharmaTech, ADR	662,330a	7,947,960
Zhejiang Expressway, Cl. H	9,226,000	5,707,702
		277,737,260
Colombia--.2%
Bancolombia, ADR	90,480	5,226,125
Czech Republic--.2%
Komercni Banka	26,150	4,317,702
Egypt--.3%
Commercial International Bank	1,541,293	6,072,974
Hong Kong--6.5%
BYD Electronic International	17,111,500a	5,386,820
China Agri-Industries Holdings	25,724,519	20,308,949
China Mobile	3,105,900	30,618,325
China Mobile, ADR	241,610	12,000,769
China Power International Development	26,103,920	5,770,578
China Vanadium Titano-Magnetite Mining	29,709,000	5,942,189
CNOOC	3,521,000	6,791,165
Cosco Pacific	2,690,000	3,155,608
Global Bio-Chem Technology Group	18,863,920	4,116,661
Guangdong Investment	7,396,000	4,695,067
Lenovo Group	11,932,000	8,551,216
Lonking Holdings	20,491,000	7,080,846
NWS Holdings	4,383,532	6,244,974
Shanghai Industrial Holdings	2,419,000	6,527,028
Yingde Gases	9,172,500	9,788,392
		136,978,587
Hungary--.6%
MOL Hungarian Oil and Gas	144,620a	11,943,793
Richter Gedeon	5,061	759,143
		12,702,936
India--7.4%
Apollo Tyres	5,785,710	7,437,755
Bank of India	805,090	5,102,988
Glenmark Pharmaceuticals	310,120	1,882,359
Hexaware Technologies	8,927,000	14,938,874
Hindustan Petroleum	1,149,835	6,082,271
ICICI Bank	87,160	1,221,375
ICICI Bank, ADR	205,630	5,985,889

India Cements	5,352,845	7,527,643
Jubilant Life Sciences	1,537,169	5,104,683
Mahanagar Telephone Nigam	2,845,081	1,478,626
Mahanagar Telephone Nigam, ADR	274,750	293,982
NMDC	1,436,811	5,176,008
Oil & Natural Gas	1,277,162	6,601,927
Oriental Bank Of Commerce	1,550,413	8,071,382
Reliance Industries	1,757,732	26,678,619
Rolta India	3,007,690	3,489,499
Shree Renuka Sugars	8,579,132	5,072,976
Sintex Industries	6,166,450	11,357,957
State Bank of India	260,370	8,926,762
State Bank of India, GDR	96,810b	7,163,940
Steel Authority of India	1,716,660	2,702,466
Sterlite Industries India	6,189,890	12,175,995
Sterlite Industries India, ADR	810	6,529
Welspun	2,213,410	2,972,737
		157,453,242
Indonesia--2.0%
Aneka Tambang	8,213,000	1,521,850
Astra Agro Lestari	524,000	1,319,811
Bank Mandiri	7,177,500	5,256,289
Bank Rakyat Indonesia Persero	10,471,000	7,752,728
Indofood Sukses Makmur	21,881,500	11,601,746
Indosat	10,555,500	6,197,431
Medco Energi Internasional	25,870,496	6,789,629
Telekomunikasi Indonesia	3,300,400	2,709,298
		43,148,782
Malaysia--1.8%
AMMB Holdings	7,327,500	14,048,452
Genting	3,496,600	12,283,507
Genting Malaysia	1,066,260	1,349,183
Malayan Banking	1,070,768	2,836,450
Tenaga Nasional	4,545,187	8,204,424
		38,722,016
Mexico--2.3%
America Movil, ADR, Ser. L	850,780	20,265,580
Consorcio ARA	6,828,400	1,922,964
Desarrolladora Homex, ADR	385,830a	4,533,502
Fomento Economico Mexicano, ADR	227,750	15,534,827
Grupo Financiero Banorte, Cl. O	1,812,300	6,133,703
		48,390,576
Peru--.6%
Credicorp	121,750	13,224,485
Philippines--.0%
Bank of the Philippine Islands	197,628	240,705
Poland--.6%
Asseco Poland	482,063	7,115,374
Bank Pekao	106,700	4,654,762
		11,770,136
Russia--7.1%
Gazprom, ADR	5,440,020	62,560,230

Lukoil, ADR	876,670	49,181,187
MMC Norilsk Nickel, ADR	106,069	1,863,632
Mobile Telesystems, ADR	725,760	12,541,133
Sberbank of Russia, ADR	985,310a	11,558,238
VimpelCom, ADR	1,023,320	12,197,974
		149,902,394
South Africa--8.8%
ABSA Group	683,370	12,086,100
Anglo American Platinum	217,541	14,773,082
AngloGold Ashanti	241,390	11,436,181
ArcelorMittal South Africa	212,484	1,610,832
Aveng	1,800,181	7,856,344
Exxaro Resources	467,430	10,357,632
FirstRand	4,112,080	10,161,418
Growthpoint Properties	5,559,005	12,599,612
JD Group	1,512,112	8,734,887
MTN Group	1,445,229	25,895,226
Murray & Roberts Holdings	2,547,350a	7,880,263
Nedbank Group	816,806	14,433,972
Sappi	1,716,437a	5,193,471
Sasol	261,010	12,517,864
Sasol, ADR	9,094	435,694
Standard Bank Group	2,082,704	25,309,458
Telkom	1,353,209	4,836,612
		186,118,648
South Korea--15.3%
BS Financial Group	916,890a	9,546,988
Daelim Industrial	146,250	12,925,082
DGB Financial Group	683,710a	8,168,955
Grand Korea Leisure	291,660	4,801,935
Hana Financial Group	282,500	10,338,918
Hite Jinro	414,312	11,073,171
Hyundai Development	430,090	6,836,073
Hyundai Mobis	62,820	17,387,499
KB Financial Group	322,188	11,211,654
KB Financial Group, ADR	158,300	5,524,670
Korea Electric Power	232,305a	5,252,660
Korea Electric Power, ADR	574,820a	6,380,502
Korea Exchange Bank	2,013,560	14,845,039
KT&G	145,750	9,828,809
KT, ADR	427,400	6,859,770
Kukdo Chemical	83,230	3,897,575
LG Display	265,500	6,323,394
LG Electronics	163,137	10,862,535
Mirae Asset Securities	253,170	7,699,930
NongShim	38,879	8,026,086
POSCO	38,151	12,871,097
POSCO, ADR	39,010	3,341,207
Samsung Electronics	83,590	75,888,715
Samsung Fire & Marine Insurance	10,606	2,090,950
Shinsegae	42,416	9,185,485
SK Chemicals	23,094	1,369,049

SK Telecom	39,489	5,312,242
SK Telecom, ADR	531,580	7,862,068
Tong Yang Life Insurance	335,865	4,523,139
Youngone	384,018	9,999,634
Youngone Holdings	39,666	2,156,246
Yuhan	80,749	8,806,793
		321,197,870
Taiwan--8.0%
Advanced Semiconductor Engineering	7,297,694	6,624,518
Asia Cement	4,460,548	4,934,624
AU Optronics	7,228,000	3,448,801
AU Optronics, ADR	1,161,870	5,600,213
Chinatrust Financial Holding	4,925,690	2,795,290
Compal Electronics	2,211,000	2,027,801
CTCI	4,678,000	6,014,869
Fubon Financial Holding	10,007,009	10,446,645
Hon Hai Precision Industry	6,806,176	18,475,494
KGI Securities	8,434,765	3,358,689
Nan Ya Printed Circuit Board	3,669,983	8,492,519
Novatek Microelectronics	2,214,000	5,580,263
Powertech Technology	2,703,200	6,165,535
Siliconware Precision Industries	4,335,000	3,977,295
Siliconware Precision Industries, ADR	303,570	1,393,386
SinoPac Financial Holdings	32,895,411	9,436,035
Taishin Financial Holdings	20,982,875	7,850,961
Taiwan Semiconductor Manufacturing	2,080,517	5,239,292
Taiwan Semiconductor Manufacturing, ADR	2,602,107	33,619,222
Tatung	8,777,216a	2,471,275
Transcend Information	2,787,040	6,396,585
United Microelectronics	21,495,397	9,524,264
United Microelectronics, ADR	504,000	1,154,160
Young Fast Optoelectronics	2,111,272	4,483,754
		169,511,490
Thailand--1.4%
Asian Property Development	34,768,720	5,488,226
Bangkok Bank	1,207,700	6,274,775
Kasikornbank	946,500	3,677,716
PTT Global Chemical	6,914,983a	14,531,004
		29,971,721
Turkey--1.8%
Asya Katilim Bankasi	2,894,690a	2,801,696
Ford Otomotiv Sanayi	746,620	5,960,712
Turk Telekomunikasyon	3,305,270	13,591,596
Turkcell Iletisim Hizmetleri	1,199,620a	5,956,281
Turkcell Iletisim Hizmetleri, ADR	34,040a	428,904
Turkiye Is Bankasi, Cl. C	4,519,381	9,341,496
		38,080,685
United Kingdom--.4%
African Barrick Gold	795,170	6,268,892
JKX Oil & Gas	971,480	2,373,869
		8,642,761
United States--1.7%

iShares MSCI Emerging Markets Index Fund	876,870	35,083,569
Total Common Stocks
(cost $2,161,125,871)		1,990,980,205

Preferred Stocks--5.5%
Brazil
Banco Bradesco	1,122,356	18,389,918
Banco do Estado do Rio Grande do Sul	1,240,100	13,228,373
Bradespar	473,700	8,683,692
Cia de Bebidas das Americas	248,000	8,283,352
Cia de Tecidos do Norte de Minas - Coteminas	721,960	1,417,291
Cia Paranaense de Energia, Cl. B	1,039,600	20,977,689
Gerdau	81,600	609,174
Itau Unibanco Holding	128,000	2,257,970
Petroleo Brasileiro	1,259,400	15,356,413
Randon Participacoes	1,120,100	6,138,298
Vale, Cl. A	997,600	21,531,412
Total Preferred Stocks
(cost $109,884,698)		116,873,582

Rights--.0%	Number	Value ($)
	of Rights
South Korea
LG Electronics
(cost $323,023)	15,395[a]	292,361

Other Investment--.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $56,561)	56,561[c]	56,561
Total Investments (cost $2,271,390,153)	99.6%	2,108,202,709
Cash and Receivables (Net)	.4%	8,282,545
Net Assets	100.0%	2,116,485,254

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $7,163,940 or .3% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $2,271,390,153.

Net unrealized depreciation on investments was $163,187,444 of which $181,252,101 related to appreciated investment securities and $344,439,545 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.3
Energy	15.0
Information Technology	12.3

Materials	10.4
Telecommunication Services	9.9
Consumer Discretionary	6.8
Industrial	6.6
Consumer Staples	6.1
Utilities	3.7
Health Care	1.8
Exchange Traded Funds	1.7
Money Market Investment	.0
99.6

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2011 (Unaudited)

Forward Foreign	Number	Foreign
Currency Exchange	of	Currency			Unrealized
Contracts	Contracts	Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
South Korean Won,
Expiring
12/1/2011a	1	183,338,670	160,345	160,443	(98)

Sales:			Proceeds ($)
South Korean Won,
Expiring
12/1/2011a	2	377,724,971	330,237	330,555	(318)

South African Rand,
Expiring:
12/1/2011b	1	2,417,255	289,428	297,921	(8,493)
12/2/2011c	1	6,057,145	739,429	746,528	(7,099)

					(16,008)

Counterparty:
a	HSBC Securities
b	Citigroup
c	Bank of America

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,038,815,027	1,033,955,191++	-	2,072,770,218
Mutual Funds / Exchange Traded Funds	35,140,130	-	-	35,140,130
Rights+	292,361	-	-	292,361
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(16,008)	-	(16,008)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2011 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--10.4%
Adidas, ADR	11,075	390,394
Bridgestone, ADR	14,362	666,684
British Sky Broadcasting Group,
ADR	13,695	662,838
Casio Computer, ADR	4,290	260,837
Compass Group, ADR	42,121	395,095
Daimler	31,607	1,438,435
Denso, ADR	46,288	654,512
Electrolux, Cl. B, ADR	12,867	443,783
Fiat, ADR	39,395	202,096
Hennes & Mauritz, ADR	165,806	1,036,288
Honda Motor, ADR	39,948	1,264,354
Intercontinental Hotels Group, ADR	17,233	299,337
Kingfisher, ADR	66,928	526,054
LVMH Moet Hennessy Louis Vuitton,
ADR	38,319	1,202,067
Marks & Spencer Group, ADR	33,455	344,587
Marui Group, ADR	32,401	465,602
Nissan Motor, ADR	52,962	967,086
Panasonic, ADR	43,520	415,616
Pearson, ADR	17,012	309,108
Peugeot, ADR	12,756	236,751
Publicis Groupe, ADR	42,032	998,260
Reed Elsevier, ADR	9,531	317,382
Sega Sammy Holdings, ADR	109,384	557,858
Sharp, ADR	40,118	405,593
Sodexo, ADR	11,162	812,036
Sony, ADR	10,522	189,922
Sumitomo Electric Industries, ADR	3,702	391,516
Toyota Motor, ADR	30,548	2,013,419
Volkswagen, ADR	11,000	332,750
Wolters Kluwer, ADR	11,972	205,799
WPP, ADR	8,229	431,776
		18,837,835
Consumer Staples--11.4%
Aeon, ADR	79,968	1,098,760
Ajinomoto, ADR	4,423	542,614

British American Tobacco, ADR	8,300	773,145
Coca Cola Hellenic Bottling, ADR	11,185a	167,216
Coca-Cola Amatil, ADR	65,681	1,609,185
Danone, ADR	63,602	838,910
Delhaize Group, ADR	14,473	854,631
Diageo, ADR	7,098	607,660
Foster's Group, ADR	120,506	662,783
Heineken, ADR	18,509	434,406
Henkel & Co., ADR	13,772	819,059
Imperial Tobacco Group, ADR	13,287	957,461
J. Sainsbury, ADR	14,245	270,655
Kao, ADR	11,988	317,682
Kirin Holdings, ADR	35,382	429,537
Koninklijke Ahold, ADR	35,754	452,646
L'Oreal, ADR	44,914	966,998
Nestle, ADR	81,805	4,591,715
Sabmiller, ADR	24,142	848,833
Shiseido, ADR	22,862	420,661
Tesco, ADR	66,421	1,268,641
Unilever (NY Shares)	25,103	856,263
Unilever, ADR	8,090	272,067
Yamazaki Baking, ADR	5,023	659,338
		20,720,866
Energy--9.2%
BG Group, ADR	12,387	1,327,267
BP, ADR	63,795	2,778,272
ENI, ADR	34,775	1,476,199
Repsol, ADR	29,557	894,690
Royal Dutch Shell, Cl. A, ADR	42,098	2,946,860
Royal Dutch Shell, Cl. B, ADR	36,493	2,634,430
Statoil, ADR	35,755	926,770
Technip, ADR	14,012	333,906
Total, ADR	52,469	2,714,746
Woodside Petroleum, ADR	21,015	721,445
		16,754,585
Financial--20.9%
Aegon (NY Shares)	99,300a	433,941
Ageas, ADR	140,757	240,694
Allianz, ADR	166,320	1,714,759
Australia & New Zealand Banking
Group, ADR	84,598	1,776,558
AXA, ADR	66,600	963,702
Banco Bilbao Vizcaya Argentaria,
ADR	86,998	733,393

Banco Santander, ADR	171,127	1,280,030
Bank of Yokohama, ADR	8,083	388,307
Barclays, ADR	69,444	809,023
BNP Paribas, ADR	44,261	885,220
British Land, ADR	39,676	312,647
Capitaland, ADR	32,796	128,232
Cheung Kong Holdings, ADR	43,243	488,646
City Developments, ADR	87,591	660,436
Commerzbank, ADR	37,925	74,712
Commonwealth Bank of Australia,
ADR	13,623b	1,990,067
Credit Agricole, ADR	22,091	67,378
Credit Suisse Group, ADR	26,774	648,199
Daiwa House Industry, ADR	4,061	489,513
Daiwa Securities Group, ADR	89,390	298,563
Danske Bank, ADR	27,008	185,275
Deutsche Bank	23,883	938,124
Erste Group Bank, ADR	4,433	38,966
Hachijuni Bank, ADR	2,799	165,141
Hang Seng Bank, ADR	32,669	423,390
HSBC Holdings, ADR	64,878	2,539,974
Hysan Development, ADR	89,301	557,015
ING Groep, ADR	117,569a	919,390
Intesa Sanpaolo, ADR	146,334	1,409,196
Legal & General Group, ADR	92,800	761,888
Lend Lease Group, ADR	184,716	1,438,938
Lloyds Banking Group, ADR	191,480a	296,794
Mitsubishi Estate, ADR	3,600	598,212
Mitsubishi UFJ Financial Group,
ADR	151,092	655,739
Mizuho Financial Group, ADR	61,742	160,529
MS&AD Insurance Group Holdings,
ADR	41,902	407,287
National Australia Bank, ADR	65,803	1,629,940
National Bank of Greece, ADR	69,346a	183,074
Nomura Holdings, ADR	81,857	270,128
ORIX, ADR	10,179	429,350
Prudential, ADR	60,650	1,201,477
Shinsei Bank, ADR	57,546	115,092
Shizuoka Bank, ADR	3,560	362,283
Sino Land, ADR	41,641	254,423
Social Generale, ADR	89,445	437,386
Sumitomo Mitsui Financial Group,
ADR	112,296	626,612

Sumitomo Mitsui Trust Holdings,
ADR	104,240	313,762
Sun Hung Kai Properties, ADR	45,037	559,810
Tokio Marine Holdings, ADR	21,055	506,583
Tokyu Land, ADR	4,001	152,041
UBS	106,851a	1,332,432
United Overseas Bank, ADR	24,700	601,939
Westfield Group, ADR	28,114	489,746
Westpac Banking, ADR	13,323	1,448,610
Zurich Financial Services, ADR	49,197a	1,079,874
		37,874,440
Health Care--9.2%
AstraZeneca, ADR	27,312	1,255,806
Bayer, ADR	22,630	1,487,017
Cie Generale d'Opitique Essilor
International, ADR	15,084	534,577
Eisai, ADR	28,123	1,085,548
Elan, ADR	9,218a	99,739
Fresenius Medical Care & Co., ADR	6,175	424,099
GlaxoSmithKline, ADR	53,399	2,375,188
Novartis, ADR	37,887	2,050,444
Novo Nordisk, ADR	11,515	1,307,528
Olympus, ADR	62,140	820,248
Roche Holding, ADR	67,516	2,681,060
Sanofi, ADR	46,639	1,632,831
Smith & Nephew, ADR	3,893	178,105
Teva Pharmaceutical Industries,
ADR	17,900	709,019
		16,641,209
Industrial--11.5%
ABB, ADR	40,072a	760,166
All Nippon Airways, ADR	79,722	487,899
Asahi Glass, ADR	66,076	553,056
Atlas Copco, Cl. A, ADR	19,547	416,742
Atlas Copco, Cl. B, ADR	47,220	895,763
Bae Systems, ADR	121	2,064
Dai Nippon Printing, ADR	30,828	297,182
Deutsche Lufthansa, ADR	34,416	448,440
European Aeronautic Defence and
Space, ADR	19,043	570,719
Experian, ADR	32,340	429,152
First Pacific Co., ADR	3,000	17,010
Hutchison Whampoa, ADR	23,325	410,287
International Consolidated

Airlines Group, ADR	22,962a	268,655
Invensys, ADR	88,290	278,114
ITOCHU, ADR	29,705	598,853
Kajima, ADR	12,417	382,444
Kawasaki Heavy Industries, ADR	38,754	387,389
Keppel, ADR	41,187	604,625
Komatsu, ADR	34,788	876,658
Koninklijke Philips Electronics
(NY Shares)	1,942	39,481
Kubota, ADR	14,271	642,195
Marubeni, ADR	5,423	331,074
Metso, ADR	18,812	748,718
Mitsubishi, ADR	10,957	449,785
Mitsui & Co., ADR	2,811	875,514
MTR, ADR	10,662	349,927
Neptune Orient Lines, ADR	105,500	348,150
Nidec, ADR	25,281	573,120
Nippon Yusen, ADR	60,373	269,264
NSK, ADR	36,210	481,955
Orkla, ADR	26,607	201,149
Rolls-Royce Holdings, ADR	14,497	824,879
Ryanair Holdings, ADR	5,860a	176,327
Sandvik, ADR	48,276	619,864
Secom, ADR	37,120	414,630
Siemens, ADR	15,711	1,593,253
SKF, ADR	38,690	817,907
Sumitomo, ADR	28,536	377,531
Swire Pacific, Cl. A, ADR	43,906	536,531
TNT Express, ADR	32,167	227,421
Toppan Printing, ADR	7,981	286,835
TOTO, ADR	4,089	323,939
Vestas Wind Systems, ADR	708a	3,151
Volvo, ADR	63,452	722,084
		20,919,902
Information Technology--4.7%
Advantest, ADR	17,445	193,988
Canon, ADR	28,097	1,264,646
Computershare, ADR	47,642	397,811
Dassault Systemes, ADR	6,885	564,363
Fujifilm Holdings, ADR	19,819	475,458
Fujitsu, ADR	13,602	360,861
Hitachi, ADR	11,435	638,187
Kyocera, ADR	4,712	417,954
Mitsubishi Electric, ADR	38,575	721,738

NICE Systems, ADR	4,300a	144,394
Nokia, ADR	74,814	433,173
Omron, ADR	21,660	453,777
Ricoh, ADR	4,031	168,980
Sage Group, ADR	16,187	291,690
SAP, ADR	20,862	1,250,886
TDK, ADR	8,571	436,264
Trend Micro, ADR	12,337	375,662
		8,589,832
Materials--10.4%
Air Liquide, ADR	36,988	935,427
Akzo Nobel, ADR	5,605	283,221
Alumina, ADR	37,620	221,958
Amcor, ADR	26,296	803,606
Anglo American, ADR	79,594	1,513,082
ArcelorMittal (NY Shares)	12,405	234,330
Asahi Kasei, ADR	17,985	218,338
BASF, ADR	19,396	1,412,223
BHP Billiton Ltd., ADR	17,904	1,345,844
BHP Billiton PLC, ADR	27,934	1,724,925
Boral, ADR	24,621	354,050
CRH, ADR	553	10,590
James Hardie Industries, ADR	15,724a	556,787
Johnson Matthey, ADR	6,130	365,409
Kobe Steel, ADR	52,450	403,865
Koninklijke DSM, ADR	9,446	115,241
Lafarge, ADR	18,820	170,697
Newcrest Mining, ADR	15,539	565,775
Nippon Steel, ADR	21,965	530,674
Nisshin Steel, ADR	6,880	191,431
Nitto Denko, ADR	15,310	629,700
Norsk Hydro, ADR	40,233	190,302
OJI Paper, ADR	848	41,510
Rexam, ADR	12,136	328,400
Rio Tinto, ADR	38,400	2,037,888
Stora Enso, ADR	38,934	241,001
Sumitomo Metal Industries, ADR	22,929	399,882
Svenska Cellulosa, ADR	38,119	564,542
Syngenta, ADR	16,595a	977,777
Teijin, ADR	14,424	429,208
Toray Industries, ADR	8,528	642,158
UPM-Kymmene, ADR	39,622	460,408
		18,900,249
Telecommunications--6.1%

Alcatel-Lucent, ADR	87,481a	141,719
BT Group, ADR	23,103	693,090
Chorus, ADR	2,646a	32,805
Deutsche Telekom, ADR	61,534	798,711
France Telecom, ADR	26,902	464,598
Hellenic Telecommunications
Organization, ADR	7,159	15,034
Koninklijke KPN, ADR	40,229	491,598
Nippon Telegraph & Telephone, ADR	7,682	189,745
NTT DOCOMO, ADR	28,465	505,538
Portugal Telecom, ADR	17,340	107,681
Singapore Telecommunications, ADR	23,960	581,988
Swisscom, ADR	7,236	272,580
Telecom Corp of New Zealand, ADR	22,228	178,491
Telecom Italia, ADR	42,266	452,324
Telefonaktiebolaget LM Ericsson,
ADR	50,704	538,984
Telefonica, ADR	87,928	1,648,650
Telenor, ADR	6,496	331,231
Telstra, ADR	29,248	479,960
Vodafone Group, ADR	116,424	3,160,912
		11,085,639
Utilities--4.9%
Centrica, ADR	44,440	831,472
CLP Holdings, ADR	34,613	303,210
E.ON, ADR	51,294	1,271,065
Enel, ADR	133,407	554,973
Energias de Portugal, ADR	11,130	353,489
GDF Suez, ADR	34,936	978,208
Hong Kong & China Gas, ADR	280,559	628,452
Iberdrola, ADR	49,223	1,307,363
International Power, ADR	3,394	178,015
National Grid, ADR	9,908	489,653
RWE, ADR	21,130	876,684
SSE, ADR	26,482	548,442
United Utilities Group, ADR	14,047	275,602
Veolia Environnement, ADR	15,177	194,721
		8,791,349
Total Common Stocks
(cost $246,284,931)		179,115,906

Short-Term Investments--.1%
U.S. Treasury Bills;
0.03%, 3/22/12

(cost $119,988)	120,000[c]	119,995

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $417,817)	417,817[d]	417,817
Total Investments (cost $246,822,736)	99.0%	179,653,718
Cash and Receivables (Net)	1.0%	1,833,816
Net Assets	100.0%	181,487,534

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $1,990,067 or 1.1% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $246,822,736. Net unrealized depreciation on investments was $67,169,018 of which $11,623,110 related to appreciated investment securities and $78,792,128 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.9
Industrial	11.5
Consumer Staples	11.4
Materials	10.4
Energy	9.2
Health Care	9.2
Consumer Discretionary	10.4
Telecommunications	6.1
Utilities	4.9
Information Technology	4.7
Short-Term/Money Market Investments	.3
99.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Appreciation Fund
November 30, 2011 (Unaudited)
		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
DJ Euro Stoxx 50	19	593,838	December 2011	(10,282)
FTSE 100	4	344,718	December 2011	(1,361)
SPI 200 Futures	2	211,543	December 2011	(5,543)
TOPIX	5	468,992	December 2011	(19,657)
				(36,843)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Appreciation Fund
November 30, 2011 (Unaudited)

Forward Foreign	Number	Foreign
Currency Exchange	of	Currency			Unrealized
Contracts	Contracts	Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring
12/21/2011a	4	189,833	196,322	194,717	(1,605)

Euro,
Expiring
12/21/2011a	4	439,529	615,232	590,709	(24,523)

British Pound,
Expiring
12/21/2011a	3	292,517	467,218	458,839	(8,379)

Japanese Yen,
Expiring
12/21/2011a	3	36,684,209	481,898	473,253	(8,645)
					(43,152)

Counterparty:
a UBS

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	179,115,906	-	-	179,115,906
Mutual Funds	417,817	-	-	417,817
U.S. Treasury	-	119,995	-	119,995
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(43,152)	-	(43,152)
Futures++	(36,843)	-	-	(36,843)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--1.7%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	3,545,000	3,596,046
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	6,905,000	6,906,411
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	1,500,000	1,500,479
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000	3,998,897
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	6,250,000	6,260,927
				22,262,760
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	8,414,000	9,408,442
Banks--7.3%
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000	17,053,896
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,334,625
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	12,610,000	12,808,343
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	6,600,000	6,126,859
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000	6,822,701
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,269,053
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	6,335,000	6,366,168
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000	7,379,164
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	5,000,000	5,231,520
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	9,015,000	8,940,500
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	9,210,313
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	9,115,000	8,847,374
				98,390,516
Building & Construction--.5%
CRH America,
Gtd. Notes	5.30	10/15/13	7,100,000	7,367,244
Commercial & Professional Services--.6%

Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	6,231,000	a	6,259,469
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	1,130,000	a	1,169,550
					7,429,019
Commercial Mortgage Pass-Through Ctfs.--.8%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000	b	2,412,291
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	927,114	b	929,430
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	4,400,000		4,402,948
Greenwich Capital Commercial
Funding, Ser. 2005-GG3, Cl. A2	4.31	8/10/42	1,461,599		1,460,994
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	207,546		210,840
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2006-LDP9,
Cl. A1S	5.28	5/15/47	391,639		391,415
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	940,000		958,035
					10,765,953
Diversified Financial Services--4.9%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	6,040,000		5,846,291
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,034,960
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,765,000		2,836,544
General Electric Capital,
Notes	5.63	9/15/17	10,070,000	c	11,070,021
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	10,510,000		10,390,028
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	6,720,000		5,712,000
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	5,853,000		5,501,820
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	8,451,000		8,904,793
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		7,017,199
					66,313,656
Electric Utilities--1.2%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000		3,887,328
Hydro-Quebec,
Gtd. Notes	2.00	6/30/16	5,130,000	c	5,218,000
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	5,785,000		6,470,239
					15,575,567
Entertainment--.3%

Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,640,000	a	1,504,979
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,420,000	a	1,329,631
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,951,000	a	1,790,374
					4,624,984
Food & Beverages--1.5%
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000		2,605,513
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	9,265,000		10,306,358
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	c	7,862,230
					20,774,101
Foreign/Governmental--1.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,790,588
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,679,800
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,092,722
					15,563,110
Manufacturing--.8%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	10,415,000		10,861,897
Media & Telecommunications--5.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	1,985,000		2,098,661
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000		6,206,689
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000		6,423,820
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000		10,240,933
News America,
Gtd. Notes	6.15	3/1/37	2,375,000		2,494,909
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000		7,472,593
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	9,295,000		9,181,359
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000		10,517,506
Time Warner,
Gtd. Notes	3.15	7/15/15	4,715,000		4,883,071
Verizon Communications,
Sr. Unscd. Debs	5.50	2/15/18	10,755,000		12,398,740
					71,918,281
Municipal Bonds--5.6%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000		13,330,037
Chicago

GO	7.78	1/1/35	6,460,000		7,839,081
Illinois,
GO	4.42	1/1/15	4,935,000		5,120,901
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000		17,877,362
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	5,340,000		5,770,244
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	8,145,000		10,981,741
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		6,107,827
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	8,010,000		8,175,006
					75,202,199
Oil & Gas--1.1%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	7,540,000		7,965,007
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	6,825,000		6,974,502
					14,939,509
Property & Casualty Insurance--1.2%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	c	8,376,412
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,500,062
					15,876,474
Real Estate--1.2%
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	7,185,000		7,132,133
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,520,000		9,536,768
					16,668,901
Residential Mortgage Pass-Through Ctfs.--.0%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.71	12/25/33	16,539	b	16,497
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.76	6/25/34	179,574	b	177,958
					194,455
Scientific Instruments--.4%
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	5,335,000		5,411,440
Software--.9%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,431,882
U.S. Government Agencies--1.8%
Federal Home Loan Banks,

Bonds	3.63	10/18/13	11,670,000	12,368,905
Federal National Mortgage
Association, Notes	3.00	9/16/14	1,480,000d	1,580,483
Federal National Mortgage
Association, Notes	4.38	7/17/13	9,520,000d	10,138,029
				24,087,417
U.S. Government Agencies/Mortgage-Backed--35.3%
Federal Home Loan Mortgage Corp.:
3.00%			13,755,000d,e	14,077,383
4.00%, 11/1/40 - 1/1/41			23,157,291d	24,134,238
4.50%, 3/1/21 - 11/1/41			62,730,421d	66,359,368
5.00%, 6/1/28 - 7/1/40			31,791,151d	34,120,971
5.50%, 12/1/37 - 12/1/38			26,361,497d	28,530,955
6.00%, 5/1/38			6,085,664d	6,661,221
6.50%, 4/1/39			3,056,722d	3,393,029
Federal National Mortgage Association:
3.32%, 4/1/41			16,489,972b,d	17,181,657
3.33%, 10/1/40			18,842,884b,d	19,638,858
3.50%, 1/1/26 - 9/1/26			38,040,710d	39,576,349
4.00%, 9/1/24 - 2/1/41			39,418,183d	41,381,020
4.50%, 3/1/23 - 4/1/41			44,360,988d	47,245,778
5.00%, 12/1/21 - 2/1/41			25,091,207d	27,120,318
5.50%, 2/1/38 - 5/1/38			30,125,147d	32,893,869
6.00%, 4/1/33 - 10/1/38			26,166,280d	28,922,372
6.50%, 10/1/36 - 10/1/37			13,178,181d	14,714,557
REMIC, Ser. 2003-65,
Cl. BC, 5.50%, 3/25/30			6,157,598d	6,322,209
Government National Mortgage Association I;
5.00%, 11/15/34 - 1/15/39			19,317,808	21,376,305
				473,650,457
U.S. Government Securities--23.8%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			14,192,127f	18,254,624
Notes, 0.63%, 7/15/21			8,158,736c,f	8,657,822
Notes, 1.38%, 7/15/18			12,514,848f	14,150,577
Notes, 1.38%, 1/15/20			10,197,835c,f	11,556,217
Notes, 2.38%, 1/15/17			14,209,003c,f	16,567,924
U.S. Treasury Notes:
0.50%, 10/15/13			25,775,000c	25,893,823
0.63%, 7/15/14			1,225,000c	1,233,996
0.75%, 8/15/13			38,750,000c	39,089,063
0.75%, 9/15/13			19,890,000c	20,070,263
0.75%, 12/15/13			5,490,000c	5,544,044
0.75%, 6/15/14			19,500,000c	19,704,146
1.00%, 1/15/14			10,000,000c	10,151,560
1.25%, 2/15/14			9,975,000c	10,185,413
1.25%, 3/15/14			32,355,000c	33,057,718
1.50%, 6/30/16			3,140,000c	3,233,710
1.50%, 7/31/16			12,500,000c	12,864,263
1.75%, 7/31/15			14,560,000c	15,181,071
2.00%, 11/15/21			18,500,000c	18,387,261
2.13%, 8/15/21			8,900,000c	8,961,882

4.25%, 8/15/13	11,500,000	c	12,285,232
4.25%, 11/15/13	12,960,000	c	13,966,422
			318,997,031
Total Bonds and Notes
(cost $1,266,395,880)			1,318,715,295

Other Investment--3.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,067,696)	40,067,696	[g]	40,067,696
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,881,740)	10,881,740	[g]	10,881,740
Total Investments (cost $1,317,345,316)	102.0%		1,369,664,731
Liabilities, Less Cash and Receivables	(2.0%)		(26,864,848)
Net Assets	100.0%		1,342,799,883

GO- General Obligation
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $12,054,003 or .9% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was
$266,156,536 and the value of the collateral held by the fund was $272,829,209, consisting of cash collateral of
$10,881,740 and U.S Government & Agency securities valued at $261,947,469.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,317,345,316.

Net unrealized appreciation on investments was $52,319,415 of which $60,560,925 related to appreciated investment securities and $8,241,510 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	60.9
Corporate Bonds	28.0
Municipal Bonds	5.6
Money Market Investments	3.8
Asset/Mortgage-Backed	2.5
Foreign/Governmental	1.2
102.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	22,262,760	-	22,262,760
Commercial Mortgage-Backed	-	10,765,953	-	10,765,953
Corporate Bonds+	-	377,991,913	-	377,991,913
Foreign Government	-	15,563,110	-	15,563,110
Municipal Bonds	-	75,202,199	-	75,202,199
Mutual Funds	50,949,436	-	-	50,949,436
Residential Mortgage-Backed	-	194,455	-	194,455
U.S. Government Agencies/Mortgage-Backed	-	497,737,874	-	497,737,874

U.S. Treasury	-	318,997,031	-	318,997,031

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,338,551
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,268,534
				5,607,085
Automotive, Trucks & Parts--1.2%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000	4,765,657
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000	6,792,998
				11,558,655
Bank & Finance--16.1%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	3,650,000	3,617,676
Bank of America,
Sub. Notes	5.42	3/15/17	20,645,000	18,583,246
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	4,651,625
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	8,510,000	8,643,854
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	4,800,000	4,455,898
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000	5,530,772
Citigroup,
Sub. Notes	5.00	9/15/14	7,780,000	7,788,791
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,961,438
Comerica,
Sr. Unscd. Notes	3.00	9/16/15	4,000,000	4,081,940
General Electric Capital,
Sr. Unscd. Notes	1.88	9/16/13	8,375,000	8,447,754
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,955,000	2,005,586
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	7,780,000	7,798,874
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	5,860,000	6,018,677
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	2,956,000	2,922,257
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	4,930,000	4,190,500
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	4,300,000	4,042,000
John Deere Capital,

Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,007,650
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	4,800,000		5,022,259
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	6,400,000		6,260,813
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000		5,748,042
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	3,630,000		3,824,920
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000		18,438,532
Rabobank Nederland,
Gtd. Notes	2.13	10/13/15	4,765,000		4,729,291
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	5,260,000		5,105,561
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000		3,863,164
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000		6,560,101
					158,301,221
Building & Construction--.5%
CRH America,
Gtd. Notes	5.30	10/15/13	4,784,000		4,964,070
Chemicals-Fibers & Diversified--.6%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,245,000		6,305,096
Commercial & Professional Services--1.1%
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	4,375,000	a	4,394,989
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	765,000	a	791,775
Stanford University,
Bonds	4.75	5/1/19	5,000,000		5,794,585
					10,981,349
Electric Utilities--.4%
Hydro-Quebec,
Gtd. Notes	2.00	6/30/16	3,655,000	b	3,717,698
Entertainment--.3%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,222,000	a	1,121,393
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	699,000	a	654,516
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,489,000	a	1,366,411
					3,142,320
Food & Beverages--2.1%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000		4,683,154
Dr Pepper Snapple Group,
Gtd. Notes	2.90	1/15/16	3,250,000		3,361,072
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,436,867

McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,434,439
					20,915,532
Foreign/Governmental--1.5%
Mexican Government,
Sr. Unscd. Bonds	6.63	3/3/15	1,064,000		1,207,640
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		6,324,641
Province of Ontario Canada,
Sr. Unscd. Notes	4.00	10/7/19	6,515,000		7,109,090
					14,641,371
Health Care--3.0%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000		3,233,384
Astrazeneca,
Sr. Unscd. Bonds	5.90	9/15/17	5,895,000		7,068,930
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	5,853,000		6,972,802
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,952,243
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000		7,469,769
					29,697,128
Industrial--2.5%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,500,738
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,335,283
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	4,860,000		4,956,879
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000		5,204,394
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000		4,143,861
					24,141,155
Media & Telecommunications--5.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,400,000	b	3,594,684
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000		5,859,297
News America,
Gtd. Notes	5.30	12/15/14	5,260,000		5,781,639
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000		5,414,063
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	6,635,000		6,553,880
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,225,000		7,202,747
Time Warner,
Gtd. Notes	3.15	7/15/15	5,010,000		5,188,586
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000		8,713,723

Vodafone Group,
Sr. Unscd. Notes	5.35	2/27/12	6,200,000	6,262,403
				54,571,022
Multi-Line Insurance--1.5%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	4,495,000	4,350,841
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	5,060,002
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	4,977,266
				14,388,109
Municipal Bonds--4.3%
California,
GO (Various Purpose)	5.45	4/1/15	4,550,000	4,995,263
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,665,130
Illinois,
GO	4.42	1/1/15	3,225,000	3,346,486
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	14,370,000	15,527,791
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	9,020,000	9,269,583
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000	5,950,098
				42,754,351
Real Estate--.7%
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,367,000	6,735,216
Retail--.9%
Wal-Mart Stores,
Sr. Unscd. Notes	2.80	4/15/16	7,920,000	8,418,912
Software & Services--2.1%
FISERV,
Gtd. Notes	3.13	6/15/16	5,000,000	5,083,770
Intel,
Sr. Unscd. Notes	1.95	10/1/16	7,180,000	7,269,678
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,359,575
				20,713,023
U.S. Government Agencies--7.3%
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	9,065,000	9,160,128
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,044,120
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,382,767
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,260,240
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	7,948,665

Federal National Mortgage
Association, Notes	3.00	9/16/14	4,895,000c	5,227,341
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000c	12,837,599
				71,860,860
U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.;
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			230,547c	239,124
U.S. Government Securities--46.2%
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 7/15/21			13,720,367b,d	14,559,669
Notes, 1.38%, 7/15/18			8,185,416d	9,255,274
Notes, 2.38%, 1/15/17			15,637,778b,d	18,233,899
U.S. Treasury Notes:
0.38%, 9/30/12			11,400,000b	11,424,943
0.50%, 11/30/12			1,500,000	1,505,391
0.63%, 7/15/14			19,610,000b	19,754,016
0.75%, 3/31/13			4,000,000	4,030,312
0.75%, 9/15/13			3,025,000b	3,052,416
0.75%, 12/15/13			10,500,000b	10,603,362
0.75%, 6/15/14			11,250,000b	11,367,776
1.00%, 9/30/16			6,250,000b	6,278,813
1.13%, 12/15/12			10,965,000b	11,075,933
1.25%, 2/15/14			12,500,000b	12,763,675
1.25%, 3/15/14			3,305,000b	3,376,781
1.25%, 4/15/14			6,000,000b	6,134,064
1.38%, 10/15/12			16,670,000	16,852,336
1.50%, 7/15/12			9,000,000	9,079,452
1.50%, 6/30/16			10,175,000b	10,478,663
1.75%, 7/31/15			5,065,000b	5,281,053
2.13%, 11/30/14			19,000,000	19,970,786
2.13%, 8/15/21			10,895,000b	10,970,753
2.38%, 9/30/14			18,250,000	19,273,715
2.38%, 10/31/14			18,250,000	19,297,951
2.38%, 7/31/17			6,500,000b	6,937,229
2.63%, 1/31/18			5,250,000	5,669,591
2.63%, 8/15/20			2,430,000	2,578,269
2.63%, 11/15/20			7,470,000b	7,908,862
3.13%, 5/15/19			3,885,000	4,303,244
3.13%, 5/15/21			9,000,000b	9,879,615
3.25%, 7/31/16			7,135,000	7,922,083
3.38%, 11/15/19			7,000,000	7,876,645
3.50%, 5/15/20			8,000,000b	9,073,752
3.75%, 11/15/18			2,405,000	2,767,253
4.00%, 11/15/12			43,500,000b	45,098,973
4.25%, 8/15/13			37,430,000b	39,985,758
4.25%, 11/15/13			27,510,000b	29,646,317
4.50%, 11/15/15			4,070,000	4,682,409
4.75%, 5/31/12			4,710,000	4,820,026
4.88%, 6/30/12			10,000,000	10,279,300
				454,050,359

Total Bonds and Notes
(cost $940,550,516)		967,703,656

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,637,681)	9,637,681 [e]	9,637,681
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,874,110)	3,874,110 [e]	3,874,110
Total Investments (cost $954,062,307)	99.8%	981,215,447
Cash and Receivables (Net)	.2%	2,306,865
Net Assets	100.0%	983,522,312

BAN - Bond Anticipation Note
GO - General Obligations

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $8,329,084 or .8% of net assets.
b	Security, or portion thereof, on loan. At November 30, 2011, the total market value of the fund's securities on loan is $285,410,610 and the total market value of the collateral held by the fund is $293,144,086, consisting of cash collateral of $3,874,110 and U.S. Government and Agency securities valued at $289,269,976.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $954,062,307.

Net unrealized appreciation on investments was $27,153,140 of which $36,710,360 related to appreciated investment securities and $9,557,220 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	53.5
Corporate Bonds	39.1
Municipal Bonds	4.3
Foreign/Governmental	1.5
Money Market Investments	1.4
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	384,157,591	-	384,157,591
Foreign Government	-	14,641,371	-	14,641,371
Municipal Bonds	-	42,754,351	-	42,754,351
Mutual Funds	13,511,791	-	-	13,511,791
U.S. Government Agencies/Mortgage-Backed	-	72,099,984	-	72,099,984

U.S. Treasury	-	454,050,359	-	454,050,359

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial Services--3.7%
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,635,000		1,891,873
U.S. Government Agencies--28.3%
Federal Farm Credit Bank,
Bonds, Ser. 1	1.18	6/6/14	1,000,000		1,003,730
Federal Farm Credit Banks,
Bonds	1.70	2/24/14	1,000,000		1,002,995
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000		1,356,658
Federal Home Loan Banks,
Bonds	4.88	12/13/13	3,750,000		4,084,376
Federal Home Loan Mortgage Corp.,
Notes	1.10	8/8/14	1,000,000	a	1,002,903
Federal National Mortgage
Association, Notes	0.45	9/6/13	1,250,000	a	1,249,989
Federal National Mortgage
Association, Notes	0.75	12/19/14	1,000,000	a	999,406
Federal National Mortgage
Association, Notes	0.85	9/12/14	1,000,000	a	998,399
Federal National Mortgage
Association, Notes	1.13	9/17/13	500,000	a	506,072
Federal National Mortgage
Association, Notes	1.50	12/30/13	915,000	a	915,738
Federal National Mortgage
Association, Notes	1.50	1/27/14	1,000,000	a	1,001,560
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000	a	477,288
					14,599,114
u.s. government agencies/mortgage-backed--6.5%
federal home loan mortgage corp.:
remic, ser. 2999, cl. nb,
4.50%, 7/15/17			36,181	a	36,241
remic, ser. 3137, cl. pa,
5.13%, 12/15/13			62,106	a	62,528
government national mortgage association i:
ser. 2004-23, cl. ab,
3.63%, 9/16/27			148,592		153,013
ser. 2005-76, cl. a, 3.96%,
5/16/30			332,198		341,982
ser. 2005-29, cl. a, 4.02%,
7/16/27			64,565		66,075
ser. 2008-78, cl. b, 4.52%,
6/16/32			990,234		996,244
ser. 2005-79, cl. b, 4.65%,
8/16/39			152,077		152,866

Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	240,928	247,363
Ser. 2003-98, Cl. PD, 5.00%,
4/20/30	237,677	239,739
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	513,219	522,506
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	505,150b	515,327
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	36,800b	37,497
		3,371,381
U.S. Government Securities--60.5%
U.S. Treasury Bonds;
7.25%, 5/15/16	1,500,000	1,926,915
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 7/15/21	513,381c	544,786
Notes, 1.38%, 7/15/18	21,042c	23,792
Notes, 1.38%, 1/15/20	991,456c	1,123,521
Notes, 2.38%, 1/15/17	2,106,037c	2,455,673
U.S. Treasury Notes:
0.63%, 7/15/14	2,500,000	2,518,360
1.25%, 4/15/14	1,500,000	1,533,516
1.38%, 11/30/15	2,000,000	2,056,406
1.50%, 7/31/16	1,000,000	1,029,141
2.00%, 11/15/21	1,000,000	993,906
2.13%, 12/31/15	750,000	794,180
2.13%, 8/15/21	1,000,000	1,006,953
2.38%, 5/31/18	1,530,000	1,623,355
2.50%, 4/30/15	3,750,000	4,003,418
2.63%, 8/15/20	500,000	530,508
3.13%, 1/31/17	1,250,000	1,383,399
3.13%, 5/15/21	1,250,000	1,372,169
3.50%, 5/15/20	1,250,000	1,417,774
3.63%, 2/15/20	1,250,000	1,430,566
4.50%, 11/15/15	2,000,000	2,300,938
5.13%, 5/15/16	1,000,000	1,190,781
		31,260,057
Total Bonds and Notes
(cost $49,204,630)		51,122,425

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $621,897)	621,897[d]	621,897

Total Investments (cost $49,826,527)	100.2%	51,744,322
Liabilities, Less Cash and Receivables	(.2%)	(113,261)
Net Assets	100.0%	51,631,061

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $49,826,527.
Net unrealized appreciation on investments was $1,917,795 of which $2,049,605 related to appreciated investment securities and $131,810 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	95.3
Corporate Bonds	3.7
Money Market Investment	1.2
100.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,891,873	-	1,891,873
Mutual Funds	621,897	-	-	621,897
U.S. Government Agencies/Mortgage-Backed	-	17,970,495	-	17,970,495

U.S. Treasury	-	31,260,057	-	31,260,057

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.2%	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds--1.4%
California,
GO	5.25	4/1/14	1,000,000		1,069,520
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	2,960,000		3,041,903
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/15/50	840,000		853,381
					4,964,804
U.S. Government Agencies--39.1%
Federal Farm Credit Bank,
Bonds	1.13	2/27/14	4,680,000		4,747,289
Federal Farm Credit Bank,
Bonds, Ser. 1	1.18	6/6/14	10,500,000		10,539,165
Federal Farm Credit Bank,
Bonds	1.50	12/8/14	1,000,000		1,000,162
Federal Farm Credit Banks,
Bonds	1.70	2/24/14	5,000,000		5,014,975
Federal Home Loan Bank,
Bonds	0.38	11/27/13	7,000,000		6,993,245
Federal Home Loan Bank,
Bonds, Ser. 1	0.50	8/28/13	6,250,000	a	6,263,119
Federal Home Loan Mortgage Corp.,
Notes	0.50	9/19/14	6,750,000	b	6,727,610
Federal Home Loan Mortgage Corp.,
Notes	1.00	7/30/14	5,250,000	b	5,292,242
Federal Home Loan Mortgage Corp.,
Unscd. Note	1.00	8/20/14	9,165,000	b	9,225,333
Federal Home Loan Mortgage Corp.,
Notes	1.10	8/8/14	7,000,000	b	7,020,321
Federal Home Loan Mortgage Corp.,
Notes	2.00	12/22/14	3,250,000	b	3,252,785
Federal Home Loan Mortgage Corp.,
Notes	2.18	2/19/14	1,200,000	b	1,244,140
Federal Home Loan Mortgage Corp.,
Notes	4.50	4/2/14	1,440,000	b	1,569,745
Federal National Mortgage
Association	0.63	10/30/14	6,460,000	a,b	6,445,155
Federal National Mortgage
Association, Notes	0.45	9/6/13	8,000,000	b	7,999,928
Federal National Mortgage
Association, Notes	0.75	12/19/14	7,000,000	b	6,995,842
Federal National Mortgage
Association, Notes	0.85	9/12/14	10,750,000	b	10,732,789

Federal National Mortgage
Association, Notes	0.88	8/28/14	6,680,000	b	6,712,879
Federal National Mortgage
Association, Notes	1.00	9/20/13	3,500,000	b	3,518,165
Federal National Mortgage
Association, Notes	1.13	9/17/13	7,000,000	b	7,085,001
Federal National Mortgage
Association, Notes	1.38	1/27/14	4,250,000	b	4,256,469
Federal National Mortgage
Association, Notes	1.45	1/24/14	4,500,000	b	4,507,781
Federal National Mortgage
Association, Notes	1.50	12/30/13	4,695,000	b	4,698,789
Federal National Mortgage
Association, Notes	1.50	1/27/14	5,000,000	b	5,007,800
					136,850,729
U.S. Government Agencies/Mortgage-Backed--7.9%
Federal Home Loan Mortgage Corp:
5.00%, 12/1/11 - 7/1/12			887,644	b	907,682
REMIC, Ser. 2627, Cl. KW,
3.14%, 11/15/17			1,744,800	b	1,783,476
REMIC, Ser. 2625, Cl. JD,
3.25%, 7/15/17			375,280	b	378,989
REMIC, Ser. 2892, Cl. GA,
4.00%, 12/15/12			107,966	b	107,953
REMIC, Ser. 2999, Cl. NB,
4.50%, 7/15/17			170,566	b	170,853
REMIC, Ser. 2937, Cl. VC,
5.00%, 6/15/14			255,122	b	266,086
REMIC, Ser. 2707, Cl. PD,
5.00%, 11/15/17			313,240	b	317,772
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			45,808	b	48,219
REMIC, Ser. 3137, Cl. PA,
5.13%, 12/15/13			195,192	b	196,517
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12			33	b	33
Federal National Mortgage Association:
4.50%, 8/1/13			20,189	b	21,196
5.00%, 11/1/12 - 11/1/13			296,331	b	315,547
REMIC, Ser. 2003-65, Cl. CA ,
3.75%, 7/25/18			1,452,655	b	1,483,557
REMIC, Ser. 2005-44, Cl. PC ,
5.00%, 11/25/27			40,136	b	40,163
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12			51,506	b	51,784
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11			20,886	b	20,872
Ser. 2002-T3, Cl. B, 5.76%,
12/25/11			270,000	b	269,921
Government National Mortgage Association I:
Ser. 2011-16, CI. A, 2.21%,
11/16/34			1,054,698		1,075,281

Ser. 2008-52, Cl. A, 3.44%,
5/16/22	200,800	201,344
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	326,575	336,292
Ser. 2006-68, Cl. A, 3.89%,
7/16/26	332,564	335,034
Ser. 2006-67, Cl. A, 3.95%,
11/16/30	799,767	816,453
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	520,686	536,022
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	258,259	264,301
Ser. 2009-19, Cl. AC,
4.22%, 3/16/34	778,747	810,902
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	2,437,678	2,479,922
Ser. 2008-78, Cl. B, 4.52%,
6/16/32	3,890,206	3,913,816
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	609,728	612,892
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	2,687,279	2,759,048
Ser. 2003-98, Cl. PD 5.00%,
4/20/30	713,031	719,216
Ser. 2006-31, Cl. C, 5.02%,
5/16/34	1,026,343c	1,041,151
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	977,764	995,456
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	2,121,630c	2,164,374
Ser. 2004-51, Cl. C, 5.30%,
7/16/28	2,000,000c	2,057,632
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	110,401c	112,492
		27,612,248
U.S. Government Securities--50.8%
U.S. Treasury Notes:
0.13%, 8/31/13	4,500,000a	4,491,387
0.13%, 9/30/13	4,000,000a	3,991,564
0.25%, 10/31/13	9,500,000a	9,501,112
0.38%, 6/30/13	12,750,000a	12,781,875
0.38%, 7/31/13	11,500,000a	11,528,301
0.50%, 5/31/13	10,500,000	10,546,347
0.50%, 10/15/13	11,000,000a	11,050,710
0.50%, 11/15/13	8,000,000a	8,037,192
0.63%, 4/30/13	11,000,000	11,067,892
0.63%, 7/15/14	1,500,000	1,511,016
0.75%, 8/15/13	11,000,000a	11,096,250
0.75%, 9/15/13	11,000,000a	11,099,693
0.75%, 12/15/13	11,000,000a	11,108,284
1.00%, 7/15/13	12,250,000	12,403,603
1.00%, 1/15/14	6,750,000a	6,852,303

1.13%, 6/15/13	11,000,000a	11,152,966
1.25%, 3/15/14	10,000,000a	10,217,190
1.25%, 4/15/14	5,000,000	5,111,720
1.38%, 3/15/13	3,000,000a	3,046,524
1.38%, 5/15/13	11,000,000a	11,185,625
		177,781,554
Total Bonds and Notes
(cost $346,857,539)		347,209,335

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,530,706)	2,530,706[d]	2,530,706
Total Investments (cost $349,388,245)	99.9%	349,740,041
Cash and Receivables (Net)	.1%	401,174
Net Assets	100.0%	350,141,215

BAN--Bond Anticipation Notes
GO--General Obligation

a	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was
$130,696,348 and the value of the collateral held by the fund was $133,563,126, consisting of U.S. Government &
Agency securities valued at $133,563,126.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $349,388,245. Net unrealized appreciation on investments was $351,796 of which $1,180,654 related to appreciated investment securities and $828,858 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	97.8
Municipal Bonds	1.4
Money Market Investment	.7
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	4,964,804	-	4,964,804
Mutual Funds	2,530,706	-	-	2,530,706
U.S. Government Agencies/Mortgage-Backed	-	164,462,977	-	164,462,977

U.S. Treasury	-	177,781,554	-	177,781,554

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,274,900
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,139,314
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,620,053
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	12,428,228
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,475,620
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,790,775
Alaska--1.5%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,592,950
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	9,091,040
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/21	5,000,000	5,749,250
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc. Project)	5.00	1/1/21	2,500,000	2,874,625
Arizona--3.2%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,890,950
Arizona Board of Regents,
Arizona State University

System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000		1,151,910
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,255,958
Arizona Transportation Board,
Highway Revenue	5.00	7/1/25	15,000,000		16,527,450
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,617,300
Phoenix,
GO	6.25	7/1/16	1,250,000		1,522,413
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000		6,564,300
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000	a	1,010,150
Scottsdale Unified School District
Number 48 of Maricopa County,
School Improvement Bonds	6.60	7/1/12	1,250,000		1,294,763
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,415,174
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000		11,031,700
California--13.2%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	820,000	b	806,224
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000	c	4,739,700
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,239,749
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/14	2,050,000	a	2,284,192
California,
GO	5.00	11/1/12	95,000		95,358
California,
GO	5.50	6/1/20	270,000		270,921
California,
GO	5.25	11/1/26	10,500,000		11,153,835
California,
GO (Various Purpose)	4.00	10/1/15	7,050,000		7,665,747
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000		11,396,300
California,
GO (Various Purpose)	5.00	9/1/21	2,700,000		3,114,531
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		5,719,050
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		12,847,241

California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,500,580
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000	a	2,000,766
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	2,350,000		2,062,477
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,145,000		1,055,770
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		5,831,700
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		13,689,746
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,112,900
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		9,929,445
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,542,360
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		3,887,166
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	78,751
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000		2,591,050
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000		8,529,040
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,150,850

California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.00	6/1/24	1,500,000		1,521,030
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,185,680
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000		5,868,000
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	3,545,000		3,729,234
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000		1,860,773
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000		590,260
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	2,940,000		1,995,202
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		17,259,171
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,608,754
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,370,440
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000	d	1,050,800
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000		1,561,800
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,038,630
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,500,155
Port of Oakland,
Revenue	5.00	5/1/20	3,000,000		3,311,580
Port of Oakland,
Revenue	5.00	5/1/21	2,785,000		3,054,867
Port of Oakland,

Revenue	5.00	5/1/23	1,875,000		2,000,419
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.77	6/1/34	8,000,000	e	4,642,640
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	200,000		204,970
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000		3,769,193
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,502,400
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,456,700
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/13	3,010,000		3,165,196
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/14	2,000,000		2,181,200
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		421,768
Colorado--4.6%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,304,820
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,766,544
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000		1,291,625
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	30,000		30,509
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	40,000		41,850
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	20,000		20,861
Colorado Housing and Finance

Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	90,000		91,420
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000		25,487
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,948,174
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,739,721
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,285,500
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,636,115
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	a	9,033,135
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	a	8,708,305
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	a	12,898,276
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,765,000		2,922,964
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000		4,946,135
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,000,758
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,077,406
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,516,998
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	6/1/12	5,000,000	a	5,143,550
Connecticut--.4%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,832,700

Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000		1,406,614
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	3,150,000		3,212,653
District of Columbia--.8%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.70	6/1/16	5,000,000	e	5,167,450
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,668,753
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,705,100
Florida--5.8%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,775,394
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,789,500
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,920,900
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	55,000		55,164
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,822,138
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,942,062
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000		10,098,765
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,704,925
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,329,450
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	c	1,870,160
Orlando Utilities Commission,
Utility System Revenue	4.92	10/1/16	13,400,000	e	13,238,664
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000		5,021,519

Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		1,852,382
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,346,030
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,144,153
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,097,651
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	302,558
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	296,383
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	259,335
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	895,324
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/19	5,725,000		6,144,127
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/20	3,000,000		3,201,450
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		6,050,200
Georgia--2.2%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,028,940
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000		4,515,950
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,061,250
Fulton County,

Water and Sewerage Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/35	4,400,000		4,474,624
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000		2,111,043
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	f	1,004,628
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,906,100
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,252,280
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000		6,254,456
Hawaii--1.1%
Hawaii,
GO	5.00	12/1/16	9,830,000		11,598,122
Hawaii,
GO	5.00	12/1/17	5,000,000		5,988,000
Idaho--.8%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,515,000		12,159,651
Illinois--4.9%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000		5,371,400
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,243,400
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000		9,092,365
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000		5,056,100
DuPage, Cook and Will Counties
Community College District
Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000	a	6,417,676
Illinois,
GO	5.00	9/1/19	7,500,000		8,069,175
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000		3,112,680
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,522,250
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/23	5,000,000		5,248,950
Illinois Finance Authority,

Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,723,775
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	15,000,000		15,994,350
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000		3,855,355
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000		1,957,341
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000		4,611,771
Indiana--.3%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000		1,136,120
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC) (Prerefunded)	5.13	1/1/12	4,045,000	a	4,062,232
Kansas--1.6%
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000		9,721,992
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000		10,061,288
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000		5,379,855
Kentucky--.3%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	2,295,000		2,338,054
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000		2,091,966
Louisiana--2.7%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000		4,910,281
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	0.89	6/1/13	5,000,000	e	5,007,300
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000		4,195,160
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000		5,670,610
Louisiana Citizens Property

Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000		16,198,820
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,640,550
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,158,260
Maine--.2%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000		2,499,980
Maryland--.5%
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000		6,058,635
University System of Maryland,
Auxiliary Facility and Tuition
Revenue (Prerefunded)	5.00	4/1/13	2,405,000	a	2,554,759
Massachusetts--2.6%
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,155,000		2,447,821
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		4,151,123
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	2,525,000		2,650,442
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	8,050,000		8,095,161
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	3,500,000		3,502,380
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,446,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000		5,682,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000		1,689,420
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		347,522

Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,027,780
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,935,760
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	1,500,000	1,613,220
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000	306,193
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	381,296
Michigan--1.0%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,786,310
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,001,400
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,003,350
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,167,490
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,353,480
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,543,330
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	7,154,973
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	1,855,000	1,906,643
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	470,556
Missouri--.3%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,086,020

Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000		1,376,313
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	565,000		567,300
Nebraska--.1%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	715,000		726,304
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000		1,255,270
Nevada--1.9%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	15,000,000		15,856,950
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,639,863
New Hampshire--.1%
Nashua,
Capital Improvement Bonds
(Prerefunded)	5.50	7/15/12	560,000	a	578,424
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,071,450
New Jersey--6.1%
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/24	12,725,000		15,166,037
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/25	5,630,000		6,662,260
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,181,220
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/17	2,500,000		2,939,300
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.80	11/1/18	5,000,000		5,847,200
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/19	5,000,000		5,822,200
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	5,000,000		5,770,350
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000		4,697,440
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	3,000,000		3,000,150
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000		2,207,540
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.07	2/1/18	10,000,000	e	9,870,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000		1,079,450
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000		4,382,925
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	d	3,592,800
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,426,700
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	18,500,000		19,542,290
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000		1,108,150
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		6,042,500
New York--6.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,062,150
Greece Central School District,

GO (Insured; FGIC)	6.00	6/15/12	950,000		979,725
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000		1,032,479
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000		1,080,862
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,123,109
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000		4,189,360
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,088,310
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000		5,679,450
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,818,405
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,064,600
New York City,
GO	5.13	12/1/24	5,000,000		5,632,950
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	11/15/12	1,050,000	a	1,101,366
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000		15,228,330
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,098,370
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	705,000		715,371
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000		231,904
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000		1,501,275
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000		5,641,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000		5,770,150
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,671,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds

(Insured; AMBAC)	5.00	4/1/25	3,000,000	3,219,150
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	4,941,270
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000	6,001,898
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,316,550
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,041,640
North Carolina--3.6%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,062,270
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,566,435
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000	9,487,328
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,631,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000	19,186,380
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,975,942
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	2,770,000	2,852,352
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000	6,037,130
Wake County,
LOR	5.00	1/1/24	5,955,000	7,002,961
Ohio--1.3%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	502,200
Columbus,
GO (Various Purpose Limited

Tax)	5.00	7/1/21	3,005,000	3,703,723
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,432,474
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,178,772
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,222,320
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,510,592
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	705,000	740,031
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	964,080
Pennsylvania--1.0%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,827,506
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,730,750
Philadelphia School District,
GO	5.00	9/1/13	5,000,000	5,316,050
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,344,587
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,452,514
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	828,652
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	257,920
South Carolina--.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,656,010
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	350,000	362,205
Newberry Investing in Children's

Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,058,210
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		11,446,800
Texas--10.0%
Dallas and Fort Worth,
Joint Revenue Improvement
Bonds (Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	815,000		815,171
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,113,510
Grand Prairie Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/25	7,385,000		8,587,573
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,368,125
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/25	4,000,000		4,311,720
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		16,246,866
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000		5,639,750
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,983,250
Houston,
Public Improvement GO
(Insured; AMBAC)	5.00	3/1/18	5,190,000		5,818,405
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,729,205
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	d	1,416,340
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	8/1/12	1,575,000	a	1,625,243
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000		1,281,324

Lower Colorado River Authority,
Revenue	5.00	5/15/16	14,000,000		16,152,500
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000	d	3,171,393
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,911,200
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000		11,036,700
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	960,000		962,390
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,231,217
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,550,900
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000		10,607,400
Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000		2,020,180
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		17,361,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,071,539
Utah--1.6%
Utah,
GO	5.00	7/1/20	20,000,000		24,845,400
Vermont--.2%
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000		2,579,625
Virginia--4.0%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000		2,545,350
Virginia,
GO	5.00	6/1/23	5,490,000		6,657,998
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		8,478,680

Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/20	5,000,000		6,083,200
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,724,219
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		13,379,383
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	4,070,000		4,784,000
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000		10,139,669
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000		8,477,402
Washington--1.8%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	g	12,779,117
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000		1,029,850
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000		6,003,619
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	5,000,000		5,102,400
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,245,801
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,395,000		3,549,778
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000		1,053,840
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000		2,739,984
Wisconsin--1.3%
Wisconsin,

GO	5.00	5/1/20	5,800,000	6,818,422
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	13,220,587
U.S. Related--4.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	2,039,780
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,478,187
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000	5,579,050
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000	5,397,450
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,192,600
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,244,877
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,356,600
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,249,880
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	580,075
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	420,050
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,075,720
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	1,077,396
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,828
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	5,980
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	2,184,764
Puerto Rico Public Buildings
Authority, Government Facility

Revenue	5.75	7/1/17	1,940,000		2,160,190
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000		6,194
Puerto Rico Public Buildings
Authority, Government
Facility Revenue	5.75	7/1/22	2,500,000		2,672,375
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	c	9,960,830
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	c	1,789,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	12,650,000		13,676,674
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,828,875
Total Long-Term Municipal Investments
(cost $1,472,125,931)					1,552,328,259
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	0.05	12/1/11	1,100,000	h	1,100,000
Colorado--.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; National
City Bank)	0.11	12/1/11	1,700,000	h	1,700,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.11	12/1/11	1,955,000	h	1,955,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.11	12/1/11	400,000	h	400,000
Illinois--.0%
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	0.11	12/1/11	795,000	h	795,000
Iowa--.1%
Iowa Finance Authority,
Educational Facilities Revenue
(Holy Family Catholic Schools
Project) (LOC; Wells Fargo
Bank)	0.15	12/1/11	1,100,000	h	1,100,000
Iowa Finance Authority,
Health Facilities Revenue

(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	0.20	12/1/11	1,000,000	h	1,000,000
Kentucky--.0%
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (LOC; JPMorgan Chase
Bank)	0.13	12/1/11	600,000	h	600,000
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.09	12/1/11	200,000	h	200,000
Massachusetts--.5%
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.15	12/1/11	3,465,000	h	3,465,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (LOC; JPMorgan
Chase Bank)	0.12	12/1/11	1,200,000	h	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.14	12/1/11	3,000,000	h	3,000,000
New Hampshire--.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	12/1/11	2,600,000	h	2,600,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	12/1/11	900,000	h	900,000
New York--.0%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.20	12/1/11	600,000	h	600,000
Ohio--.3%
Ohio University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	3.00	12/7/11	3,065,000	h	3,065,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Wells Fargo
Bank)	0.12	12/1/11	1,100,000	h	1,100,000
Tennessee--1.2%
Clarksville Public Building

Authority, Financing Revenue
(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.19	12/1/11	10,200,000	h	10,200,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.19	12/1/11	4,935,000	h	4,935,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.19	12/1/11	2,565,000	h	2,565,000
Texas--.1%
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Methodist
Hospitals of Dallas Project)
(LOC; JPMorgan Chase Bank)	0.12	12/1/11	2,100,000	h	2,100,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.12	12/1/11	1,100,000	h	1,100,000
Wisconsin--.4%
Wisconsin Health and Educational
Facilities Authority, WHA
Capital Access Designated Pool
Program Revenue (Meriter
Retirement Services, Inc.)
(LOC; KBC Bank)	0.30	12/1/11	6,895,000	h	6,895,000
Total Short-Term Municipal Investments
(cost $52,575,000)					52,575,000
Total Investments (cost $1,524,700,931)			100.2%		1,604,903,259
Liabilities, Less Cash and Receivables			(.2%)		(3,951,449)
Net Assets			100.0%		1,600,951,810

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 20011, this security was valued at $806,224 or 0.1% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security--interest rate subject to periodic change.
f Non-income producing--security in default.
g Purchased on a delayed delivery basis.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,524,700,931. Net unrealized appreciation on investments was $80,202,328 of which $84,317,135 related to appreciated investment securities and $4,114,807 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2011 (Unaudited)

		Face Amount		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2011	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(43,976,875)	March 2012	108,906

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,604,903,259	-	1,604,903,259
Other Financial Instruments:
Futures+	108,906	-	-	108,906

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,360,807
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	2,986,410
Alaska--.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,572,232
North Slope Borough,
GO	5.00	6/30/12	1,000,000	1,027,580
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc. Project)	5.00	1/1/14	2,000,000	2,143,860
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,500,000	2,796,475
Arizona--4.2%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000	4,105,800
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,538,623
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public

Finance Guarantee Corp.)	5.00	9/1/12	1,275,000	1,316,259
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/13	10,950,000	11,647,296
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,391,091
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000	10,657,462
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000	5,814,950
Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,216,720
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,515,850
California--6.4%
California,
GO (Economic Recovery)
(Insured; National Public Finance
Guarantee Corp.)	5.25	7/1/14	6,820,000	7,590,592
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,328,482
California,
GO (Various Purpose)	4.00	10/1/15	10,000,000	10,873,400
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000	11,396,300
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/13	5,000,000	5,320,900
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,539,495
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	3,000,000	3,078,990
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000	4,016,440

California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	970,000		1,016,056
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000		1,040,960
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	5,000,000		5,296,800
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	5,000,000		5,311,450
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	12/1/11	3,105,000		3,105,373
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,432,160
Mount San Antonio Community
College District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/15	2,000,000		2,056,120
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	a	1,131,160
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000		1,529,790
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000		1,033,150
Colorado--1.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000		600,042
Colorado Health Facilities

Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000		5,416,700
Denver City and County,
Airport System Revenue	4.00	11/15/14	1,310,000		1,402,211
Denver City and County,
GO Medical Facilities Bonds	5.00	8/1/15	7,620,000		8,178,394
Connecticut--2.8%
Connecticut,
GO (Economic Recovery)	5.00	1/1/13	10,000,000		10,505,300
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000		10,920,610
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	1.25	9/3/13	2,600,000		2,602,158
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,340,000		1,346,874
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000		1,219,238
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.50	2/12/15	5,000,000		5,263,450
Delaware--.3%
Delaware,
GO	5.00	10/1/13	3,275,000		3,551,869
Florida--5.3%
Capital Trust Agency,
Revenue (Seminole Tribe of
Florida Convention and Resort
Hotel Facilities) (Prerefunded)	8.95	10/1/12	1,500,000	a	1,637,730
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000		10,535,200
Escambia County,
SWDR (Gulf Power Company
Project)	2.00	4/3/12	2,500,000		2,511,825

Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,100,000	1,130,514
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/13	6,100,000	6,517,484
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,378,050
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000	1,959,137
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000	4,279,281
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,920,900
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000	5,547,250
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,216,120
Fort Pierce Utilities Authority,
Utilities Revenue (Insured;
AMBAC)	5.00	10/1/15	4,640,000	4,924,478
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/14	1,250,000	1,344,025
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,096,330
Orlando-Orange County Expressway
Authority, Revenue (Insured;

AMBAC)	5.00	7/1/12	2,000,000		2,053,440
Georgia--3.4%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/15	5,000,000		5,657,750
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000		1,786,514
Georgia,
GO	4.00	7/1/13	5,000,000		5,288,000
Georgia,
GO	5.00	7/1/15	5,000,000		5,736,100
Georgia,
GO (Prerefunded)	5.00	8/1/12	5,000,000	a	5,159,350
Georgia Environmental Loan
Acquisition Corporation, Local
Government Loan Securitization
Revenue (Loan Pool)	2.40	3/15/16	4,000,000		4,129,440
Gwinnett County School District,
GO	5.00	2/1/13	3,000,000		3,163,560
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/12	5,790,000		5,868,223
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	1/1/13	2,000,000	a	2,101,740
Hawaii--1.0%
Hawaii,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/1/12	10,850,000	a	11,169,098
Illinois--2.4%
Chicago,
Second Lien Passenger Facility
Charge Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.50	1/1/14	500,000		501,810
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000		2,203,160

Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000		2,305,968
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000		4,095,059
Cook County,
GO Capital Equipment Bonds	5.00	11/15/12	1,000,000		1,045,340
Illinois,
GO	5.00	1/1/12	1,000,000		1,003,800
Illinois,
GO	5.00	1/1/14	13,500,000		14,442,165
Illinois Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.13	10/1/12	2,000,000		2,008,460
Indiana--1.1%
Indiana Finance Authority,
Second Lien Water Utility
Revenue (Citizens Energy Group
Project)	3.00	10/1/14	2,000,000		2,067,720
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,026,640
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,528,515
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	a	1,115,660
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,193,320
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell

College Project)	4.00	12/1/13	1,000,000		1,070,740
Kentucky--1.1%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000		9,185,027
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.90	4/2/12	3,000,000		3,012,060
Louisiana--1.1%
Louisiana,
GO	0.97	7/15/14	5,000,000	b	4,999,500
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000		2,020,420
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	5,000,000		5,787,100
Maryland--1.5%
Anne Arundel County,
Consolidated General
Improvements GO	4.00	4/1/14	4,000,000		4,316,440
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000		5,375,700
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	3/1/13	4,950,000		5,241,654
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.32	11/15/16	2,245,000	b	2,245,135
Massachusetts--5.9%
Massachusetts,
Consolidated Loan	5.25	8/1/13	1,500,000		1,620,210

Massachusetts,
Consolidated Loan	5.00	8/1/14	5,000,000		5,562,900
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	1,700,000		1,863,472
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000	a	2,090,600
Massachusetts,
Consolidated Loan (Insured;
XLCA) (Prerefunded)	5.25	11/1/12	15,000,000	a	15,679,500
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/13	1,250,000		1,321,175
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/14	12,705,000	a	14,152,989
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	5,000,000		5,045,200
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/12	1,375,000		1,400,575
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000		1,179,045
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,687,538
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.00	11/1/14	1,875,000		1,877,475
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	4.00	12/1/11	1,725,000		1,725,155
Massachusetts Health and
Educational Facilities

Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000		1,008,340
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000		1,014,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000		1,444,851
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000		1,762,752
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,115,060
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000	a	3,094,590
Minnesota--3.0%
Minnesota,
GO (Prerefunded)	5.25	11/1/12	13,175,000	a	13,778,942
Minnesota,
GO (State Trunk Highway Bonds)	4.00	8/1/13	1,310,000		1,388,796
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000		12,191,725
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000		4,598,600
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/12	2,000,000		2,008,060
Mississippi--.1%
Mississippi Business Finance
Corporation, Revenue
(Mississippi Power Company
Project)	2.25	1/15/13	1,150,000		1,160,373
Missouri--.2%

Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,894,320
Montana--.1%
Montana Board of Regents of Higher
Education of the University of
Montana, Facilities
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	5/15/24	1,610,000	1,631,510
Nebraska--.8%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,275,496
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000	1,363,505
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000	5,504,865
Nevada--4.0%
Clark County,
Airport System Junior
Subordinate Lien Revenue	5.00	7/1/12	10,000,000	10,248,300
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,079,880
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,725,450
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/14	6,745,000	7,376,130
Clark County School District,

Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000		7,607,636
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000		1,050,140
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000		15,007,410
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000		492,003
New Hampshire--.7%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000	a	4,787,686
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000		2,578,501
Portsmouth,
GO	5.00	9/15/13	1,000,000		1,046,520
New Jersey--4.1%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000		2,050,200
New Jersey,
GO	5.00	8/15/15	10,000,000		11,396,300
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000		3,104,702
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC)	5.00	6/15/13	5,000,000		5,172,850
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of

New Jersey, Inc. Project)	2.20	11/1/13	2,000,000		2,025,440
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/17	5,000,000		5,539,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/12	2,750,000		2,848,422
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000		2,435,816
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,500,000		1,673,760
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,255,340
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	12/15/14	2,820,000		3,194,045
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	a	5,781,300
New Mexico--1.4%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	1.03	12/1/20	4,275,000	b	4,171,801
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/13	4,940,000		5,290,493
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/16	4,790,000		5,315,463

New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/13	1,000,000	1,068,700
New York--12.1%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/15	5,400,000	6,033,744
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	11,969,610
New York City,
GO	5.00	8/15/13	5,000,000	5,380,450
New York City,
GO	5.00	8/1/14	4,000,000	4,434,720
New York City,
GO	5.00	8/1/15	1,000,000	1,134,380
New York City,
GO	5.25	8/1/16	4,670,000	5,177,442
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/14	10,000,000	11,239,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	3,910,000	4,091,776
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	2.75	7/1/12	3,500,000	3,551,520
New York State,
GO	3.00	2/1/14	10,000,000	10,484,500
New York State,
GO	5.00	2/15/15	4,320,000	4,894,258
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,069,740
New York State Dormitory
Authority, Revenue (Mental

Health Services Facilities
Improvement)	5.00	8/15/15	1,000,000		1,129,900
New York State Dormitory
Authority, Revenue (New York
State Association for Retarded
Children, Inc.) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/12	1,100,000		1,126,301
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000		2,595,475
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/14	4,075,000		4,467,219
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000		12,966,372
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000		5,134,100
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000		5,355,550
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/15	2,675,000		2,719,244
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	a	1,621,512
New York State Urban Development
Corporation, Correctional
Capital Facilities Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/14	1,075,000		1,122,913

New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/14	1,000,000	1,087,910
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/15	5,610,000	6,274,785
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000	5,516,450
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/12	1,055,000	1,079,065
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/14	3,000,000	3,279,240
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/12	12,325,000	12,745,652
Westchester County,
GO	3.00	6/1/13	1,350,000	1,403,878
North Carolina--3.0%
Brunswick County,
GO	5.00	5/1/13	2,445,000	2,604,561
Charlotte,
Water and Sewer System Revenue	3.00	12/1/14	1,250,000	1,335,475
Forsyth County,
GO	3.00	7/1/13	1,495,000	1,557,491
North Carolina,
GO	5.00	6/1/13	10,000,000	10,697,100
North Carolina,
Public Improvement GO	5.00	3/1/16	10,000,000	11,295,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.50	1/1/12	5,000,000	5,021,150

North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000		2,090,080
Ohio--1.6%
Cleveland,
GO (Various Purpose) (Insured;
AMBAC)	5.25	10/1/14	5,050,000		5,628,275
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,451,290
Ohio,
Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000		2,375,173
Ohio Water Development Authority,
Fresh Water Revenue	5.00	12/1/12	1,905,000		1,994,744
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	1.75	6/1/13	2,500,000		2,515,750
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000		2,200,698
Oklahoma--.5%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/15/13	5,460,000	a	5,921,479
Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Revenue	5.25	11/15/16	4,375,000		4,927,431
Pennsylvania--6.3%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport)	5.00	1/1/13	1,400,000		1,439,760
Allegheny County Hospital
Development Authority, Revenue

(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000		1,063,660
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000		3,142,605
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000		3,267,511
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000		8,739,266
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.50	7/1/12	1,500,000		1,541,355
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	1,000,000		1,074,890
Pennsylvania,
GO	5.50	2/1/13	1,100,000		1,166,253
Pennsylvania,
GO	5.00	2/15/13	10,750,000		11,353,505
Pennsylvania,
GO	5.00	7/15/14	6,740,000		7,500,137
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,569,850
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/13	1,950,000		2,048,748
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000	a	5,376,900
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The University of
Pennsylvania Health System)
(Insured; AMBAC)	5.00	8/15/12	6,325,000		6,518,988
Pennsylvania Intergovernmental
Cooperation Authority, Special

Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/12	1,500,000	1,538,610
Philadelphia School District,
GO	5.00	9/1/12	5,000,000	5,156,000
State Public School Building
Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000	2,281,542
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000	1,929,949
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,617,825
South Carolina--.4%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,211,260
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000	2,103,801
Texas--7.6%
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000	1,603,545
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000	1,637,405
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	4.00	11/1/12	2,220,000	2,289,464
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000	1,146,620
Gulf Coast Waste Disposal
Authority, Environmental

Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000		4,065,440
Harris County,
GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000	a	15,506,100
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/16	1,500,000		1,659,435
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000		1,039,560
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000		1,883,988
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,075,000		1,079,526
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	2,050,000		2,141,430
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.50	8/1/12	10,000,000		10,066,700
Plano,
GO	5.25	9/1/14	1,225,000		1,379,730
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000		1,098,580
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000		1,466,891
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		758,426
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	c	4,830,750
Texas Public Finance Authority,

GO	5.00	10/1/14	2,000,000	2,242,260
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/15	6,000,000	6,855,840
Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000	3,752,910
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	8/1/15	8,865,000	9,528,102
University of Texas System Board
of Regents, Financing System
Revenue	5.25	8/15/12	4,485,000	4,643,859
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/13	6,485,000	6,990,571
Utah--.9%
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000	1,954,097
Utah,
GO	4.00	7/1/13	8,000,000	8,462,080
Virginia--4.1%
Hampton,
Public Improvement GO	4.25	1/15/13	4,015,000	4,191,098
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,501,095
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.00	1/15/13	1,000,000	1,052,280
Portsmouth,
GO	4.00	1/15/15	2,750,000	2,885,740
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000	6,484,484

Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	a	14,501,500
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000		2,108,560
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000		2,857,141
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,877,150
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,722,850
Washington--2.1%
Chelan County Public Utility
District Number 1, Chelan
Hydro Consolidated System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000		4,099,320
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000		5,161,150
Energy Northwest,
Electric Revenue (Project One)	5.25	7/1/16	2,500,000		2,947,400
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	4,795,000		5,046,258
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	310,000		326,241

King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000		1,091,190
Snohomish County,
Unlimited Tax GO (Edmonds
School District Number 15)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/12	1,500,000		1,570,845
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000		4,157,434
Wisconsin--.3%
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000		3,744,160
U.S. Related--3.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000		2,250,574
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000		1,414,379
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000		5,297,300
Puerto Rico Government Development
Bank, GO (Insured; National
Public Finance Guarantee Corp.)	4.75	12/1/15	5,000,000		5,132,250
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,530,000		3,750,519
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	4,275,000		4,590,025
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	465,000		486,539
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC) (Prerefunded)	5.25	7/1/13	1,785,000	a	1,922,481
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue

(Prerefunded)	5.25	7/1/12	1,000,000	a	1,029,050
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/13	4,530,000		4,765,288
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000		2,399,428
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		3,081,481
Total Long-Term Municipal Investments
(cost $1,090,702,371)					1,101,739,395
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.8%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.0%
Colorado Health Facilities
Authority, HR, Refunding
(North Colorado Medical
Center, Inc. Project) (LOC;
Wells Fargo Bank)	0.12	12/1/11	400,000	d	400,000
Florida--.7%
Lakeland,
Energy System Revenue,
Refunding	0.89	12/7/11	8,500,000	d	8,522,525
Iowa--.4%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	0.20	12/1/11	4,500,000	d	4,500,000
Massachusetts--.4%
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.15	12/1/11	300,000	d	300,000
Massachusetts,
GO Notes, Refunding	0.67	12/7/11	3,700,000	d	3,702,997
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.11	12/1/11	200,000	d	200,000

New York--.3%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.20	12/1/11	3,500,000	d	3,500,000
Pennsylvania--1.0%
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.76	12/7/11	10,000,000	d	10,024,000
Texas--.0%
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Methodist
Hospitals of Dallas Project)
(LOC; JPMorgan Chase Bank)	0.12	12/1/11	200,000	d	200,000
Wisconsin--.0%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.15	12/1/11	400,000	d	400,000
Total Short-Term Municipal Investments
(cost $31,700,000)					31,749,522
Total Investments (cost $1,122,402,371)			98.7%		1,133,488,917
Cash and Receivables (Net)			1.3%		14,528,833
Net Assets			100.0%		1,148,017,750

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,122,402,371. Net unrealized appreciation on investments was $11,086,546 of which $12,714,542 related to appreciated investment securities and $1,627,996 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,133,488,917	-	1,133,488,917

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.4%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,413,800
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,434,900
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,217,803
California--5.2%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,426,890
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000	b	1,895,880
California,
GO	5.50	6/1/20	110,000		110,375
California,
GO	5.50	11/1/33	6,200,000		6,370,314
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,166,860
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,150,000		1,060,380
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000		1,860,700
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		6,044,220
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000		2,000,400
Colorado--1.4%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	c	5,928,050
Florida--1.2%
Miami-Dade County,
Water and Sewer System Revenue

(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	5,000,000	5,196,950
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	347,522
Michigan--.5%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,205,180
North Carolina--.7%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,566,405
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,525,635
Ohio--2.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,364,000
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	3,000,000	3,251,520
Pennsylvania--71.8%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,080,190
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,479,500
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000	1,395,425
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000	5,607,700
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,830,515
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,440,699
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,516,491
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,281,560
Bucks County,
GO	5.00	6/1/23	1,955,000	2,344,201

Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	c	6,064,750
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	c	6,138,000
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	c	2,016,766
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000	c	3,895,615
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000	c	82,126
Chester County,
GO	5.00	8/15/18	4,545,000		5,131,896
Chester County,
GO	5.00	7/15/25	3,060,000		3,513,370
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	c	2,385,851
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	6,515,000	c	7,327,551
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		5,577,050
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,307,496
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000		1,680,367
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,439,055
East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000	c	3,233,625
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,228,390
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,597,600
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000		3,572,220
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,603,158
Erie County,
GO (Insured; National Public

Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	2,049,475
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,909,090
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	2,055,000	2,167,655
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,393,028
Lower Merion School District,
GO	5.00	5/15/29	5,000,000	5,121,050
Montgomery County,
GO	5.00	12/15/17	2,025,000	2,438,343
Montgomery County,
GO	5.00	12/15/24	2,890,000	3,367,110
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000	1,106,990
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,479,841
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,759,496
Pennsylvania,
GO	5.00	5/1/20	2,195,000	2,679,107
Pennsylvania,
GO	5.00	7/1/20	10,000,000	12,219,000
Pennsylvania,
GO	5.00	2/15/22	1,000,000	1,166,370
Pennsylvania,
GO	5.00	11/15/23	7,500,000	8,985,750
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	5,347,100
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,265,278
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,157,132
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	5,890,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000	6,192,850
Pennsylvania Higher Educational

Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000		1,953,708
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000		1,722,734
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,948,792
Pennsylvania State University,
GO	5.00	3/1/21	2,805,000		3,241,037
Pennsylvania State University,
GO	5.00	3/1/27	2,195,000		2,411,778
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/21	5,000,000		5,308,150
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000	c	2,739,925
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000		5,891,600
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000		5,863,800
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000		5,205,500
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/12	2,000,000		2,100,960
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,261,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000		1,696,395
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	2,500,000		2,869,625
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/18	1,100,000		1,285,900
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/24	1,040,000		1,160,245
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	5,000,000		5,250,900

Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000		5,513,900
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000		5,414,750
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000		4,661,440
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000		1,198,010
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000		5,702,509
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000		2,326,360
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000		1,039,770
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000		2,234,240
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000		3,276,120
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000	c	1,426,768
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	5,000,000	c	5,347,250
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/15/24	5,780,000		6,467,647
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	4/1/17	840,000		884,890
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)

(Prerefunded)	5.25	4/1/13	195,000	c	207,386
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000		5,537,340
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000		4,379,789
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000		2,054,519
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000		1,037,210
Twin Valley School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/1/15	1,000,000	c	1,164,680
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		3,040,500
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,505,000		1,694,976
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000		3,160,071
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000		1,271,784
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,198,160
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,318,710
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000		1,167,881
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000		1,125,720
South Carolina--.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,437,340
Texas--.4%
Dallas and Fort Worth,
Joint Revenue Improvement
Bonds (Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,625,000		1,625,341
U.S. Related--12.5%
Guam,

Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,626,690
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,018,690
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,294,090
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000		5,508,100
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000		8,107,125
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000		8,525,318
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000		6,802,320
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000		3,106,980
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000		3,187,410
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/13	980,000		1,029,617
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,620,000		2,752,651
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		5,140,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	b	905,530
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	b	357,840
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000		1,621,740
Total Long-Term Municipal Investments
(cost $392,041,835)					414,666,777
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.0%
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of

Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.19	12/1/11	100,000	e	100,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.11	12/1/11	100,000	e	100,000
New York--.9%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.17	12/1/11	3,200,000	e	3,200,000
Pennsylvania--.4%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.12	12/1/11	500,000	e	500,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (LOC; Bank of
America)	0.14	12/1/11	1,300,000	e	1,300,000
Tennessee--.0%
Chattanooga Industrial Development
Board, Revenue (Hunter Museum
of American Art Project) (LOC;
Bank of America)	0.51	12/7/11	100,000	e	100,000
Texas--.2%
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Methodist
Hospitals of Dallas Project)
(LOC; JPMorgan Chase Bank)	0.12	12/1/11	900,000	e	900,000
Total Short-Term Municipal Investments
(cost $6,200,000)					6,200,000
Total Investments (cost $398,241,835)			99.6%		420,866,777
Cash and Receivables (Net)			.4%		1,539,357
Net Assets			100.0%		422,406,134

a Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, this security was valued at $1,426,890 or 0.3% of net assets.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $398,241,835. Net unrealized appreciation on investments was $22,624,942 of which $23,938,163 related to appreciated investment securities and $1,313,221 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2011 (Unaudited)

		Face Amount		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2011	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,640,938)	March 2012	28,828

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	420,866,777	-	420,866,777
Other Financial Instruments:
Futures+	28,828	-	-	28,828

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--87.7%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,448,563
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,335,826
Boston,
GO	5.00	4/1/15	1,905,000	2,167,852
Boston,
GO	5.00	3/1/20	1,700,000	1,961,766
Boston,
GO	5.00	3/1/21	2,000,000	2,286,860
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,414,060
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,837,740
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,405,857
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,327,602
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000	2,864,850
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000	2,798,010
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,577,447
Burlington,
GO	5.25	2/1/13	250,000	264,267
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	10,000	10,020
Cohasset,
GO	5.00	6/15/22	895,000	973,411
Cohasset,
GO	5.00	6/15/23	895,000	947,107
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,391,475
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000	717,975
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000	690,880
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,845,424

Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		580,018
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000		709,410
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000		562,495
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000		549,061
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000		570,806
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000		637,129
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000		619,884
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,571,900
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,340,000	a	1,499,299
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,750,000	a	1,958,040
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000		1,201,150
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000		4,699,240
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/17	1,440,000		1,737,288
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	5,825,000		6,687,566
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	12/1/14	2,500,000	a	2,809,725
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000		1,284,176
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	5,000,000	a	5,431,100
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000	a	1,706,175
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000	a	2,047,410
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000	a	1,178,670
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,249,660
Massachusetts,

GO (Insured; AMBAC)	5.50	10/1/18	225,000		279,954
Massachusetts,
GO (Insured; XLCA)	4.97	12/1/12	2,470,000	b	2,510,310
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	3.09	1/1/16	3,540,000	b	3,671,157
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,826,040
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,045,000	a	1,170,797
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,000,000	a	1,120,380
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000		1,135,190
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000		4,001,900
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,395,000		2,858,504
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	105,000		125,684
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,531,037
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,494,220
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		3,035,289
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	3,415,000		4,265,642
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000		1,148,030
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000		1,488,242
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000		1,545,560
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000		1,093,050
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000		2,092,560

Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	2,560,000		2,583,142
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000		1,146,690
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000		2,088,630
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	955,000		971,474
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000		534,431
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000		1,005,970
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000		929,600
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	4.00	1/1/14	225,000		233,514
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000		2,906,338
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000		1,041,380
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue) (Prerefunded)	5.00	9/1/13	1,000,000	a	1,078,260
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000		5,028,050
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	2,500,000		2,805,100
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000		994,240
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000		637,200
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000		996,031

Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/17	2,500,000	2,714,475
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/19	2,000,000	2,156,820
Massachusetts Development Finance
Agency, Revenue (University of
Massachusetts Issue)	4.00	10/1/17	730,000	829,331
Massachusetts Development Finance
Agency, Revenue (University of
Massachusetts Issue)	5.00	10/1/19	910,000	1,101,419
Massachusetts Development Finance
Agency, Revenue (University of
Massachusetts Issue)	5.00	10/1/20	905,000	1,096,932
Massachusetts Development Finance
Agency, Revenue (University of
Massachusetts Issue)	5.00	10/1/21	830,000	1,008,309
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	3.40	12/1/12	1,250,000	1,271,975
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,279,000
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,077,830
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	2,277,792
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,032,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,271,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	1,016,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	590,000	663,785
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,112,990
Massachusetts Health and
Educational Facilities

Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,081,030
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,017,960
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,087,420
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,543,575
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,022,180
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,908,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,694,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,723,465
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,071,910
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	526,415
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	531,560
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,956,915
Massachusetts Health and
Educational Facilities

Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,131,198
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,065,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	501,745
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,720,748
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,258,750
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,142,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	60,000	60,836
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,099,821
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,704,405
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,359,130
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	85,000	86,137
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	272,845
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,350,000	2,351,598
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,223,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,045,664
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,689,420
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/39	1,000,000	987,420
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,124,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,147,670
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,181,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,003,780
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,056,670
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,430,000	3,585,859
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	198,584
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,290,000	1,292,167
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,064,050
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,726,550
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,188,330
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,623,840
Massachusetts School Building

Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/15	1,900,000		2,176,336
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/18	5,000,000		5,620,550
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000		2,232,120
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/24	205,000		227,396
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	8/15/27	1,500,000		1,624,110
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000		5,863,550
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000		25,110
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000		30,128
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000		189,283
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000		77,238
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000		3,023,291
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000		1,874,490
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000		2,016,740
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/14	1,330,000	a	1,494,840
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/18	1,900,000		2,319,159
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,529
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000		195,965
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		3,005,145
Massachusetts Water Resources

Authority, General Revenue	5.00	8/1/27	5,000,000	5,574,250
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	611,105
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,137,540
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,762,125
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,149,450
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,807,775
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,167,850
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,458,358
Milton,
GO School Bonds	5.00	3/1/23	500,000	548,970
Milton,
GO School Bonds	5.00	3/1/24	500,000	548,970
Milton,
GO School Bonds	5.00	3/1/25	500,000	546,035
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,205,772
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,019,510
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	8/1/13	695,000	738,549
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,064,045
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,141,015
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	514,059
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,271,620
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,326,625

University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,626,360
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,105,890
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,099,290
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	685,163
U.S. Related--10.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,598,415
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	541,665
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,018,690
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,253,737
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/18	2,500,000	2,754,050
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,537,350
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	540,475
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,234,029
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	1,098,030
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000	2,158,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,077,380
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,319,290
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,187,410
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,112,580
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000	1,169,908
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,930,929

Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000		315,809
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		341,695
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000		2,337,970
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,902,731
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	c	905,530
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	c	536,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000		1,621,740
Total Long-Term Municipal Investments
(cost $322,318,360)					342,659,384
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Wells Fargo Bank)	0.08	12/1/11	1,400,000	d	1,400,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.15	12/1/11	780,000	d	780,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (LOC; JPMorgan
Chase Bank)	0.12	12/1/11	950,000	d	950,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.05	12/1/11	300,000	d	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.11	12/1/11	500,000	d	500,000
Total Short-Term Municipal Investments
(cost $3,930,000)					3,930,000
Total Investments (cost $326,248,360)			99.3%		346,589,384
Cash and Receivables (Net)			.7%		2,477,674
Net Assets			100.0%		349,067,058

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $326,248,360. Net unrealized appreciation on investments was $20,341,024 of which $20,491,264 related to appreciated investment securities and $150,240 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2011 (Unaudited)

		Face Amount		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2011	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(9,054,063)	March 2012	22,422

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	346,589,384	-	346,589,384
Other Financial Instruments:
Futures+	22,422	-	-	22,422

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.3%	Rate (%)	Date	Amount ($)		Value ($)
New York--87.6%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000		1,655,430
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000		2,655,375
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000		1,082,750
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000		2,300,360
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	a	2,907,350
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	a	1,150,750
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000		2,198,960
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,160,270
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000		1,131,810
Metropolitan Transportation
Authority, Dedicated Tax Fund

Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,361,650
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,129,380
Nassau County,
GO (General Improvement)	4.00	10/1/16	1,545,000	1,699,994
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000	1,107,040
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,622,925
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,621,395
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,141,840
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,097,430
New York City,
GO	5.00	8/1/17	1,535,000	1,807,908
New York City,
GO	5.00	8/1/18	1,000,000	1,142,430
New York City,
GO	5.25	9/1/20	1,000,000	1,183,840
New York City,
GO	5.13	12/1/22	1,000,000	1,132,550
New York City,
GO	5.25	9/1/23	1,000,000	1,144,780
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,113,390
New York City Industrial

Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000	a	1,326,950
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000		536,100
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000		1,134,950
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000		1,138,690
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	1,000,000		1,083,170
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000		1,432,297
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000		2,906,925
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	1,200,000		1,350,216
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	a	1,734,216
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000		1,824,487
New York City Transitional Finance
Authority, Future Tax Secured

Revenue	5.50	11/15/17	5,000		5,239
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	8/1/22	2,000,000		2,243,380
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/24	2,000,000		2,326,580
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000		2,098,670
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000		1,183,800
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	a	2,124,180
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000	a	3,954,412
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000		1,274,510
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000		1,066,950
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000		2,311,700
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000		3,487,325
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000		2,940,875
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/19	2,500,000		3,033,075
New York State,
GO	5.00	4/15/14	1,000,000		1,059,390

New York State,
GO	5.00	3/1/19	1,000,000		1,148,260
New York State,
GO	5.00	2/15/26	2,600,000		2,881,554
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	a	1,114,600
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	a	2,686,987
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	a	1,105,490
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	a	1,746,660
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000	a	536,610
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	a	1,098,040
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	a	411,824
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	3,250,000		3,422,607
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public

Finance Guarantee Corp.)	5.50	7/1/23	2,000,000		2,423,960
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/15/17	1,460,000		1,680,183
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000		3,093,870
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.13	7/1/39	3,500,000	a	3,561,460
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000	a	2,710,300
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	a	1,620,540
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	a	1,122,600
New York State Dormitory
Authority, Revenue (School
Districts Financing Program)	5.00	10/1/23	2,000,000	a	2,225,720
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	2,000,000	a	2,304,600
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	a	552,870
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	a	1,130,430
New York State Dormitory
Authority, Revenue (The

Rockefeller University)	5.00	7/1/40	5,000,000	a	5,319,150
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	a	756,797
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	a	3,605,466
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000		1,077,110
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	a	1,082,690
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	a	1,126,840
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000		1,676,850
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/30	1,000,000		1,069,860
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	50,000		50,277
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	230,000		230,655
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	345,000		345,614

New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000		2,272,260
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000		1,122,500
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000		1,092,630
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000		2,146,100
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/16	2,000,000		2,281,960
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000		2,635,941
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	a	2,958,925
Orange County,
GO	5.00	7/15/19	1,000,000		1,108,780
Orange County,
GO	5.00	7/15/20	1,000,000		1,100,620
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000		2,051,140
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/18	1,000,000		1,047,860
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal

Corp.)	5.00	12/1/19	1,000,000		1,122,600
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000		1,115,880
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	2,500,000		2,685,675
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,584,836
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000	a	758,573
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,262,640
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000		1,157,780
Triborough Bridge and Tunnel
Authority, General Revenue	5.00	11/15/21	1,000,000		1,040,410
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/23	2,000,000		2,373,620
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/21	1,375,000		1,695,540
Westchester County,
GO	4.00	11/15/15	1,000,000		1,100,170
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,564,665
U.S. Related--9.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,084,460
Guam,

Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,077,670
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,745,075
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/17	2,000,000		2,260,280
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000		3,756,585
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		273,341
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		283,854
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000	b	794,890
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000	b	805,779
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		1,068,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000	c	1,539,401
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	c	357,840
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	2,000,000	d	493,960
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000		2,702,900
Total Long-Term Municipal Investments
(cost $182,014,249)					193,574,258
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)		Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.20	12/1/11	400,000	e	400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	12/1/11	1,800,000	e	1,800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.06	12/1/11	200,000	e	200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.17	12/1/11	100,000	e	100,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; HSBC Bank
USA)	0.07	12/1/11	600,000	a,e	600,000
Total Short-Term Municipal Investments
(cost $3,100,000)					3,100,000
Total Investments (cost $185,114,249)			98.9%		196,674,258
Cash and Receivables (Net)			1.1%		2,162,486
Net Assets			100.0%		198,836,744

a At November 30, 2011, the fund had $53,335,030 or 26.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $185,114,249. Net unrealized appreciation on investments was $11,560,009 of which $11,576,347 related to appreciated investment securities and $16,338 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2011 (Unaudited)

		Face Amount		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2011	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,173,750)	March 2012	12,813

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	196,674,258	-	196,674,258
Other Financial Instruments:
Futures+	12,813	-	-	12,813

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--113.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.2%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000	a	4,966,450
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000	a	4,980,200
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000	a	1,258,180
Alaska--.6%
Valdez,
Marine Terminal Revenue (BP
Pipelines Inc. Project)	5.00	1/1/21	2,500,000		2,874,625
Arizona--1.3%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	a	861,075
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	3,250,000		3,197,577
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000		2,531,650
California--13.1%
California,

GO (Various Purpose)	6.50	4/1/33	1,000,000		1,166,860
California,
GO (Various Purpose)	7.55	4/1/39	13,000,000		15,510,430
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000		553,695
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	b	13,125
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	750,000		746,483
California Municipal Finance
Authority, Revenue (Eisenhower
Medical Center)	5.75	7/1/40	2,300,000		2,257,151
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000	a	306,798
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000	a	766,433
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		1,964,040
California Statewide Communities
Development Authority, Charter
School Revenue (Green Dot
Public Schools) (Animo
Inglewood Charter High School
Project)	7.25	8/1/41	1,000,000	a	1,028,170
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000		2,844,725

California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		6,522,600
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Department
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000	c,d	11,120,600
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000	a	1,041,910
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000		4,325,457
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	4,500,000	a,e	1,259,865
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	6.00	12/1/40	4,630,000		5,202,314
Northern California Gas Authority
Number 1, Gas Project Revenue	0.96	7/1/27	660,000	f	472,507
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	1,000,000		1,014,950
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,134,500
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	a,e	1,961,320
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,750,000		1,888,162
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,040,390
Colorado--.8%
Colorado Health Facilities

Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		576,205
Denver City and County,
Airport System Revenue	5.00	11/15/21	1,500,000		1,679,610
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,113,200
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000		516,675
Connecticut--1.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,250,000		1,298,325
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000	a	5,362,450
Florida--5.0%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000		1,656,540
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,142,420
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000		1,244,520
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	a	625,878
Miami-Dade County Expressway

Authority, Toll System Revenue	5.00	7/1/40	2,000,000		2,013,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	11/1/25	5,000,000	a	5,170,350
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000		5,268,750
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/40	5,000,000		5,224,450
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	500,000	a	514,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,044,460
Georgia--1.1%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,171,490
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,140,000		1,932,827
DeKalb County,
GO	5.00	1/1/19	500,000		516,425
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		796,838
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000		1,181,220
Hawaii--6.0%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,495,180
JPMorgan Chase Putters/Drivers

Trust (Hawaii, GO)	5.00	12/1/19	20,000,000 a,c,d		23,572,319
Idaho--1.0%
University of Idaho Regents,
General Revenue	5.25	4/1/21	4,485,000	a	5,186,499
Illinois--4.9%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000		2,718,200
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000		5,732,800
Cook County,
GO	6.21	11/15/33	10,000,000		10,511,700
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	a	1,076,170
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000	e	920,900
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/50	3,505,000		3,380,292
Indiana--1.3%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/38	2,500,000		2,658,800
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.00	10/1/41	2,330,000		2,413,204
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	1,570,000		1,620,585
Kentucky--.1%

Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	565,950
Louisiana--3.6%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000	5,073,400
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.38	7/1/41	5,000,000	5,024,550
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,468,640
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,079,130
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,320,160
Maine--1.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000	2,572,600
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,500,000	3,663,800
Maryland--1.8%
Frederick County,
Special Obligation Bonds
(Urbana Community Development
Authority)	5.00	7/1/40	2,000,000	2,038,360
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	3,513,755

Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000		1,021,060
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,299,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		256,303
Massachusetts--8.6%
JPMorgan Chase Putters/Drivers
Trust (Massachusetts, GO
Consolidated Loan)	5.00	4/1/19	15,000,000	c,d	17,825,550
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Authority,
Revenue (Harvard University
Issue))	5.00	10/15/18	12,000,000 a,c,d		13,194,360
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,431,600
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,068,110
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	1,400,000		1,422,344
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000		2,279,000
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000		1,081,380
Massachusetts Health and
Educational Facilities

Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000	a	611,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000	a	2,252,560
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,171
Michigan--1.2%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		979,773
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,198,630
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.25	10/15/31	2,000,000		2,081,980
Minnesota--7.9%
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000	c,d	20,829,962
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000	c,d	12,394,700
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,112,790
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue	5.25	3/1/31	5,000,000		5,060,900
Mississippi--.3%
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,524,975
Missouri--1.8%

Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000		389,250
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.00	11/15/37	4,000,000	a	4,438,600
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.00	11/15/41	4,000,000	a	4,407,040
New Jersey--2.6%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,046,520
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000		2,337,560
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	6.00	7/1/41	1,000,000		1,094,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.00	7/1/26	2,500,000		2,563,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,530,780
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	e	1,796,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/36	2,600,000		2,693,704
New York--12.2%
Albany Industrial Development

Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000		4,487,584
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	8,000,000		8,309,120
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,298,250
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000		586,025
New York City,
GO	6.00	10/15/23	500,000		602,465
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000		536,100
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000		1,475,435
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	5,090,000	c,d	5,717,950
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	9,000,000	c,d	10,110,330
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	15,000,000		15,952,350
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000	a	505,240
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	a	1,126,840

Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000		5,240,000
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.13	11/1/41	500,000		493,200
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,500,000		2,664,775
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000		280,693
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	150,000		150,411
Ohio--.2%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000		1,107,200
Oregon--.4%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000	a	2,175,820
Pennsylvania--.5%
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000	a	2,732,962
Texas--12.2%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000		5,041,450
Clifton Higher Education Finance
Corporation, Educational
Revenue (IDEA Public Schools)	5.50	8/15/31	1,250,000	a	1,240,975
Clifton Higher Education Finance
Corporation, Educational
Revenue (IDEA Public Schools)	5.75	8/15/41	1,000,000	a	991,460

Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	a	1,113,510
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000		1,127,950
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	1,000,000	a	1,066,060
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000	a	3,002,132
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000	a	3,238,950
Liberty Hill Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/1/40	7,000,000	a	7,436,660
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/38	9,500,000		9,410,700
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		7,593,600
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	2,500,000		2,706,700
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000		7,590,730
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express

Managed Lanes Project)	7.50	12/31/31	2,500,000		2,803,525
Texas Public Finance Authority
Charter School Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	6.20	2/15/40	5,900,000	a	6,063,430
Washington--8.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/21	8,000,000	g	9,340,720
JPMorgan Chase Putters/Drivers
Trust (Washington, GO (Various
Purpose))	5.00	1/1/17	21,085,000	c,d	25,561,634
JPMorgan Chase Putters/Drivers
Trust (Washington, Motor
Vehicle Fuel Tax GO (State
Road 520 Corridor Program -
Toll Revenue))	5.00	12/1/16	5,500,000	c,d	6,641,700
Wisconsin--1.3%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	d	1,442,302
Southeast Wisconsin Professional
Baseball Park District, Sales
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/23	1,000,000		1,179,910
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,129,360
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,657,410
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,125,560
U.S. Related--9.7%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,500,000		1,525,950
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,708,325
Guam,

Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,289,200
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,144,640
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000	a	1,016,720
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/40	9,000,000		9,499,410
Puerto Rico Commonwealth,
Public Improvement GO	5.75	7/1/41	2,000,000		2,058,520
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	5,000,000		5,239,400
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		808,035
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.00	8/1/43	2,500,000		2,486,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/43	2,000,000		2,037,060
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000	h	5,433,180
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	h	536,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,546,875
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000		4,184,089
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,144,740
Total Long-Term Municipal Investments
(cost $532,837,451)					566,462,058

Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.9%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.8%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.11	12/1/11	1,600,000	a,i	1,600,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.11	12/1/11	2,300,000	i	2,300,000
Florida--1.3%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.12	12/1/11	500,000	i	500,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Co.)	0.09	12/1/11	6,300,000	i	6,300,000
Illinois--.4%
Chicago Board of Education,
Unlimited Tax GO Notes,
Refunding (Dedicated Revenues)
(LOC; JPMorgan Chase Bank)	0.11	12/1/11	1,800,000	a,i	1,800,000
New Hampshire--1.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	12/1/11	4,200,000	a,i	4,200,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	12/1/11	2,630,000	a,i	2,630,000
New York--.6%
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.17	12/1/11	2,900,000	i	2,900,000
Tennessee--.1%
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.19	12/1/11	400,000	i	400,000
Texas--.4%
Harris County Cultural Education
Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
JPMorgan Chase Bank)	0.09	12/7/11	2,000,000	i	2,000,000
Utah--1.0%
Utah Transit Authority,
Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	0.16	12/1/11	4,800,000	i	4,800,000
Total Short-Term Municipal Investments
(cost $29,430,000)					29,430,000
Total Investments (cost $562,267,451)			119.0%		595,892,058
Liabilities, Less Cash and Receivables			(19.0%)		(95,017,816)
Net Assets			100.0%		500,874,242

a At November 30, 2011, the fund had $126,782,886 or 25.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Collateral for floating rate borrowings.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $148,411,407 or 29.6% of net assets.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security--interest rate subject to periodic change.
g Purchased on a delayed delivery basis.
h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
i Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $562,267,451. Net unrealized appreciation on investments was $33,624,607 of which $34,374,084 related to appreciated investment securities and $749,477 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2011 (Unaudited)

		Face Amount		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2011($)
Financial Futures Short
U.S. Treasury 30 Year Bonds	300	(42,412,500)	March 2012	495,094
U.S. Treasury 10 Year Notes	500	(64,671,875)	March 2012	160,156

				655,250

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	595,892,058	-	595,892,058
Other Financial Instruments:
Futures+	655,250	-	-	655,250

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--19.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.7%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	300,000		304,320
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	650,000		650,133
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	485,000		485,155
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000		363,078
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	655,000		656,145
					2,458,831
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	440,000		492,003
Banks--1.6%
Bank of America,
Sub. Notes	5.49	3/15/19	1,620,000		1,383,094
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	690,000		700,853
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	370,000		343,475
Citigroup,
Sub. Notes	5.00	9/15/14	415,000		415,469
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		203,338
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	330,000		331,623
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	445,000		397,065
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	395,000		413,290
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	495,000		490,909
Morgan Stanley,
Sub. Notes	4.75	4/1/14	590,000		566,641
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	505,000		490,173
					5,735,930
Commercial & Professional Services--.2%
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	670,000	a	673,061
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	105,000	a	108,675
					781,736

Commercial Mortgage Pass-Through Ctfs.--.2%
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	98,641	b	98,888
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	380,000		380,255
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	18,360		18,651
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		81,535
					579,329
Diversified Financial Services--1.0%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	335,000		324,256
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		482,784
General Electric Capital,
Sub. Notes	5.30	2/11/21	135,000		138,493
General Electric Capital,
Notes	5.63	9/15/17	505,000		555,150
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	582,000		575,356
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	350,000		297,500
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	305,000		286,700
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	465,000		489,969
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		354,564
					3,504,772
Electric Utilities--.2%
Hydro-Quebec,
Gtd. Notes	2.00	6/30/16	280,000		284,803
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	315,000		352,312
					637,115
Entertainment--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	248,000	a	227,582
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	211,000	a	193,628
					421,210
Food & Beverages--.3%
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000		229,379
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	495,000		550,637
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	375,000		418,798
					1,198,814
Foreign/Governmental--.2%

Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000	357,998
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000	209,975
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000	360,092
				928,065
Industrials--.1%
CRH America,
Gtd. Notes	5.30	10/15/13	405,000	420,244
Manufacturing--.1%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	535,000	557,956
Media & Telecommunications--1.1%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	190,000	200,879
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	410,000	424,477
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	310,000	358,808
Comcast,
Gtd. Notes	5.90	3/15/16	485,000	553,410
News America,
Gtd. Notes	6.15	3/1/37	135,000	141,816
Rogers Communications,
Gtd. Notes	6.38	3/1/14	380,000	416,973
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	495,000	488,948
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	565,000	563,260
Time Warner,
Gtd. Notes	3.15	7/15/15	340,000	352,120
Verizon Communications,
Sr. Unscd. Debs	5.50	2/15/18	550,000	634,059
				4,134,750
Municipal Bonds--1.1%
California,
GO (Build America Bonds)	7.30	10/1/39	575,000	683,439
Chicago
GO	7.78	1/1/35	340,000	412,583
Illinois,
GO	4.42	1/1/15	440,000	456,575
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	655,000	853,164
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	320,000	345,782
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	435,000	586,502
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000		359,946
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	415,000		423,549
					4,121,540
Oil & Gas--.2%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	400,000		422,547
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	335,000		342,338
					764,885
Property & Casualty Insurance--.2%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		420,956
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		415,210
					836,166
Real Estate--.2%
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	360,000		357,351
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		503,703
					861,054
Scientific Instruments--.1%
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	280,000		284,012
Software--.2%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	520,000		620,997
U.S. Government Agencies--.4%
Federal Home Loan Banks,
Bonds	3.63	10/18/13	470,000		498,148
Federal National Mortgage
Association, Notes	4.38	7/17/13	775,000	c	825,312
					1,323,460
U.S. Government Agencies/Mortgage-Backed--6.8%
Federal Home Loan Mortgage Corp.:
3.00%			720,000	c,d	736,875
4.00%, 11/1/40 - 1/1/41			1,105,474	c	1,152,111
4.50%, 12/1/40 - 11/1/41			1,876,781	c	1,984,657
5.00%, 6/1/28 - 7/1/40			1,733,848	c	1,856,518
5.50%, 12/1/37 - 12/1/38			1,490,626	c	1,618,106
6.50%, 4/1/39			407,289	c	452,099
Federal National Mortgage Association:
3.32%, 4/1/41			843,465	b,c	878,845
3.33%, 10/1/40			1,073,976	b,c	1,119,343
3.50%, 1/1/26 - 9/1/26			2,002,151	c	2,082,975
4.00%, 9/1/24 - 2/1/41			1,967,309	c	2,079,118
4.50%, 6/1/23 - 4/1/41			3,900,471	c	4,165,169
5.00%, 12/1/21 - 2/1/41			2,028,902	c	2,193,490

5.50%, 2/1/38 - 3/1/38	1,458,015	c	1,599,489
6.00%, 4/1/33 - 12/1/37	1,470,853	c	1,624,841
6.50%, 10/1/36	740,280	c	826,586
REMIC, Ser. 2003-65,
Cl. BC, 5.50%, 3/25/30	556,035	c	570,900
			24,941,122
U.S. Government Securities--4.5%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	731,263	e,f	940,587
Notes, 0.63%, 7/15/21	598,945	e,f	635,584
Notes, 1.38%, 7/15/18	578,660	e	654,293
Notes, 1.38%, 1/15/20	487,859	e	552,844
Notes, 2.38%, 1/15/17	731,263	e	852,664
U.S. Treasury Notes:
0.50%, 10/15/13	1,350,000	f	1,356,224
0.75%, 8/15/13	2,055,000	f	2,072,981
0.75%, 9/15/13	1,060,000		1,069,607
0.75%, 12/15/13	470,000	f	474,627
0.75%, 6/15/14	1,235,000		1,247,929
1.00%, 1/15/14	560,000		568,487
1.25%, 2/15/14	560,000	f	571,813
1.25%, 3/15/14	1,735,000	f	1,772,682
1.50%, 6/30/16	390,000		401,639
1.50%, 7/31/16	695,000	f	715,253
1.75%, 7/31/15	750,000	f	781,992
2.00%, 11/15/21	485,000	f	482,044
2.13%, 8/15/21	205,000	f	206,425
2.25%, 7/31/18	190,000	f	199,827
4.25%, 8/15/13	140,000	f	149,559
4.25%, 11/15/13	715,000	f	770,524
			16,477,585
Total Bonds and Notes
(cost $69,261,818)			72,081,576

Common Stocks--20.7%	Shares		Value ($)
Consumer Discretionary--1.8%
Amazon.com	3,970	g	763,391
Carnival	11,310		375,492
CBS, Cl. B	25,600		666,624
Deckers Outdoor	3,860	g	420,528
DIRECTV, Cl. A	15,930	g	752,215
Macy's	13,470		435,485
McDonald's	9,230		881,650
Melco Crown Entertainment, ADR	46,510	g	461,379
Omnicom Group	23,060		995,500
PVH	6,020		408,698
Target	10,190		537,013
			6,697,975
Consumer Staples--1.6%
Coca-Cola Enterprises	21,640		565,237
ConAgra Foods	24,800		626,448
Hansen Natural	5,990	g	552,278

Lorillard	5,380		600,516
Philip Morris International	15,640		1,192,394
Ralcorp Holdings	8,680	g	705,858
Unilever, ADR	48,650		1,636,100
			5,878,831
Energy--1.8%
Anadarko Petroleum	9,700		788,319
Apache	5,280		525,043
Chevron	13,960		1,435,367
ENSCO, ADR	11,800		613,246
EOG Resources	3,990		413,923
Hess	11,550		695,541
National Oilwell Varco	15,340		1,099,878
Occidental Petroleum	6,060		599,334
TransCanada	12,760		533,368
			6,704,019
Exchange Traded Funds--.3%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	8,560		1,069,914
Financial--7.9%
Affiliated Managers Group	3,250	g	307,352
Alliance Data Systems	2,990	g	306,206
American Express	14,460		694,658
ASG Global Alternatives Fund	889,101	g	9,202,199
Bank of America	44,860		244,038
Capital One Financial	6,490		289,843
Chubb	5,940		400,594
Citigroup	22,196		609,946
Discover Financial Services	12,710		302,752
Hartford Financial Services Group	23,610		419,314
IntercontinentalExchange	4,280	g	520,962
JPMorgan Chase & Co.	13,472		417,228
Lincoln National	16,360		330,145
NASDAQ OMX Group	21,890	g	574,612
Rydex Managed Futures Strategy
Fund	316,430	g	7,606,978
T. Rowe Price Group	7,860		446,134
TCW Emerging Markets Income Fund	581,183		4,777,321
Wells Fargo & Co.	53,250		1,377,045
			28,827,327
Health Care--2.1%
Allscripts Healthcare Solutions	22,580	g	439,407
Baxter International	10,590		547,079
Cigna	17,930		793,044
Covidien	18,602		847,321
McKesson	7,610		618,769
Pfizer	67,480		1,354,324
Sanofi, ADR	32,850		1,150,078
St. Jude Medical	11,940		458,974
Warner Chilcott, Cl. A	26,520	g	416,894
Watson Pharmaceuticals	6,720	g	434,246
Zimmer Holdings	11,760	g	594,468

			7,654,604
Industrial--1.2%
Caterpillar	4,510		441,439
Cummins	6,860		660,824
Eaton	7,500		336,825
FedEx	4,800		398,784
General Electric	86,810		1,381,147
Robert Half International	15,450		409,270
Thomas & Betts	6,740	g	350,547
Tyco International	8,782		421,185
			4,400,021
Information Technology--2.8%
Apple	6,670	g	2,549,274
Cognizant Technology Solutions,
Cl. A	9,630	g	648,581
Electronic Arts	24,660	g	571,865
EMC	33,550	g	771,985
Informatica	10,330	g	464,385
International Business Machines	4,690		881,720
Intuit	11,120		592,029
NetApp	30,470	g	1,122,210
Oracle	29,240		916,674
QUALCOMM	16,520		905,296
Teradata	9,405	g	510,033
VMware, Cl. A	4,582	g	442,988
			10,377,040
Telecommunication Services--.4%
AT&T	50,027		1,449,782
Utilities--.8%
Exelon	13,790		611,035
NextEra Energy	23,270		1,290,089
PPL	36,320		1,090,326
			2,991,450
Total Common Stocks
(cost $68,192,041)			76,050,963

Other Investment--60.6%
Registered Investment Company;
BNY Mellon Emerging Markets Fund,
Cl. M	3,445,396	h	33,316,983
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	1,665,258	h	19,383,601
BNY Mellon Intermediate Bond Fund,
Cl. M	1,103,043	h	14,317,496
BNY Mellon International Fund, Cl.
M	1,375,697	h	12,945,309
BNY Mellon Mid Cap Stock Fund, Cl.
M	1,512,410	h	17,301,965
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	586,130	h	7,185,950
BNY Mellon Small/Mid Cap Fund, Cl.

M	555,556	h	7,088,889
BNY Mellon US Core Equity 130/30
Fund, Cl. M	1,842,844	h	19,847,428
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	183,549	h	2,523,797
Dreyfus Global Real Estate
Securities Fund, Cl. I	998,532	h	6,889,868
Dreyfus High Yield Fund, Cl. I	1,030,319	h	6,284,945
Dreyfus Inflation Adjusted
Securities Fund	781,977	h	10,908,584
Dreyfus Institutional Preferred
Plus Money Market Fund	8,638,395	i	8,638,395
Dreyfus Select Managers Small Cap
Growth Fund, Cl. I	207,444	g,h	3,474,680
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	562,603	g,h	10,593,822
Dreyfus U.S. Equity Fund, Cl. I	1,061,947	h	15,153,982
Dreyfus/Newton International
Equity Fund, Cl. I	381,488	h	5,916,886
Global Stock Fund, Cl. I	1,532,682	h	20,997,746
Total Other Investment
(cost $216,993,190)			222,770,326
Total Investments (cost $354,447,049)	100.9%		370,902,865
Liabilities, Less Cash and Receivables	(.9%)		(3,161,599)
Net Assets	100.0%		367,741,266

ADR - American Depository Receipts
GO - General Obligations
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities were valued at $1,202,946 or .3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was
$10,767,853 and the value of the collateral held by the fund was $11,028,533, consisting of U.S Government & Agency securities valued at $11,028,533.
g	Non-income producing security.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $354,447,049.

Net unrealized appreciation on investments was $16,455,816 of which $20,990,812 related to appreciated investment securities and $4,534,996 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	35.8
Mutual Funds: Foreign	22.5
Common Stocks	20.4

U.S. Government & Agencies	11.7
Corporate Bonds	5.7
Money Market Investment	2.3
Municipal Bonds	1.1
Asset/Mortgage-Backed	.9
Exchange Traded Funds	.3
Foreign/Governmental	.2
100.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,458,831	-	2,458,831
Commercial Mortgage-Backed	-	579,329	-	579,329
Corporate Bonds+	-	21,251,644	-	21,251,644
Equity Securities - Domestic+	49,000,380	-	-	49,000,380
Equity Securities - Foreign+	4,394,171	-	-	4,394,171
Foreign Government	-	928,065	-	928,065
Municipal Bonds	-	4,121,540	-	4,121,540
Mutual Funds/Exchange Traded Funds	245,426,738	-	-	245,426,738
U.S. Government Agencies/Mortgage-Backed	-	26,264,582	-	26,264,582

U.S. Treasury	-	16,477,585	-	16,477,585

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--25.7%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.28%, 2/22/12	40,000,000		40,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 12/20/11	40,000,000		40,000,000
Credit Suisse (Yankee)
0.35%, 12/22/11	45,000,000		45,000,000
Nordea Bank Finland (Yankee)
0.30%, 12/22/11	45,000,000		45,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.35%, 1/11/12	40,000,000		40,000,000
UBS (Yankee)
0.44%, 1/13/12	45,000,000		45,000,000
Total Negotiable Bank Certificates of Deposit
(cost $255,000,000)			255,000,000
Commercial Paper--19.6%
Coca Cola Company
0.10%, 1/26/12	25,000,000	a	24,996,111
DnB NOR Bank ASA
0.42%, 2/13/12	40,000,000	a	39,965,467
JPMorgan Chase & Co.
0.01%, 12/1/11	45,000,000		45,000,000
Mizuho Funding LLC
0.36%, 1/12/12	45,000,000	a	44,981,100
Westpac Banking Corp.
0.24%, 2/16/12	40,000,000	a	39,979,467
Total Commercial Paper
(cost $194,922,145)			194,922,145
Asset-Backed Commercial Paper--4.0%
Solitaire Funding Ltd.
0.38%, 1/11/12
(cost $39,982,689)	40,000,000	[a]	39,982,689

Time Deposits--26.9%
Bank of America N.A. (Grand Cayman)
0.01%, 12/1/11	45,000,000	45,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.03%, 12/1/11	45,000,000	45,000,000
KBC Bank (Grand Cayman)
0.05%, 12/1/11	41,000,000	41,000,000
Northern Trust Co. (Grand Cayman)
0.02%, 12/1/11	45,000,000	45,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.07%, 12/1/11	45,000,000	45,000,000
Swedbank (ForeningsSparbanken AB) (Grand Cayman)
0.08%, 12/1/11	45,000,000	45,000,000
Total Time Deposits
(cost $266,000,000)		266,000,000
U.S. Treasury Notes--2.5%
0.31%, 1/31/12
(cost $25,183,996)	25,000,000	25,183,996
Repurchase Agreements--21.2%
Goldman, Sachs & Co.
0.04%, dated 11/30/11, due 12/1/11 in the amount of
$10,000,011 (fully collateralized by $9,956,200 U.S.
Treasury Notes, 1.25%, due 2/15/14, value $10,200,072)	10,000,000	10,000,000
RBS Securities, Inc.
0.10%, dated 11/30/11, due 12/1/11 in the amount of
$200,000,556 (fully collateralized by $204,045,000
Federal Home Loan Mortgage Corp., 0%, due
4/16/12-5/29/12, value $204,002,003)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $210,000,000)		210,000,000
Total Investments (cost $991,088,830)	99.9%	991,088,830
Cash and Receivables (Net)	.1%	979,098
Net Assets	100.0%	992,067,928

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities amounted to $189,904,834 or 19.1% of net assets.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	991,088,830
Level 3 - Significant Unobservable Inputs	-
Total	991,088,830

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

November 30, 2011 (Unaudited)

Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.8%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)	0.10	12/7/11	25,000,000	a,b	25,000,000

California--7.3%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.08	12/1/11	20,000,000	a	20,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	1/4/12	25,000,000		25,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.26	2/16/12	10,000,000		10,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	12,000,000		12,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	6/21/12	20,000,000		20,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.15	12/7/11	13,500,000 a,c,d		13,500,000

Colorado--2.7%
Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bank NA)	0.16	12/7/11	6,150,000	a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bank NA)	0.16	12/7/11	9,390,000	a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.16	12/7/11	900,000	a	900,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.12	12/7/11	20,000,000	a	20,000,000

Connecticut--7.2%
Bridgeport,
GO Notes, TAN	2.00	2/10/12	12,000,000		12,037,772
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)
(LOC; Bank of America)	0.17	12/7/11	26,085,000	a,b	26,085,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.18	12/7/11	1,040,000	a,b	1,040,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.22	12/7/11	6,005,000	a	6,005,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.14	12/7/11	5,000,000	a	5,000,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.14	12/7/11	13,240,000	a	13,240,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.14	12/7/11	12,780,000	a	12,780,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.14	12/7/11	20,935,000	a	20,935,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.14	12/7/11	1,300,000	a	1,300,000

Delaware--1.1%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.07	12/1/11	15,320,000	a,b	15,320,000

District of Columbia--.5%
District of Columbia,
GO Notes, Refunding (LOC; TD
Bank)	0.13	12/7/11	5,900,000	a	5,900,000
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.32	12/7/11	1,425,000	a	1,425,000

Florida--5.7%
Jacksonville,

Transportation Revenue (LOC;
Wells Fargo Bank)	0.15	12/7/11	11,900,000	a	11,900,000
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Branch
Banking and Trust Co.)	0.14	12/7/11	9,710,000	a,b	9,710,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.12	12/7/11	18,425,000	a,b	18,425,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.12	12/7/11	36,725,000	a,b	36,725,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	12/7/11	1,155,000	a	1,155,000

Georgia--1.2%
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.15	12/7/11	6,865,000	a	6,865,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: U.S. Bank NA)	0.10	12/7/11	10,000,000	a	10,000,000

Illinois--4.2%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.17	12/7/11	14,535,000	a	14,535,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.12	12/7/11	3,155,000	a	3,155,000
Chicago Board of Education,
GO Notes, Refunding (LOC;
JPMorgan Chase Bank)	0.11	12/1/11	14,725,000	a	14,725,000
Illinois Development Finance
Authority, Revenue (The
British - Home for Retired Men
and Women Project) (LOC; Bank
of America)	0.32	12/7/11	4,980,000	a,b	4,980,000
Illinois Finance Authority,
Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.20	12/7/11	7,010,000	a,b	7,010,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase

Bank)	0.11	12/1/11	12,470,000	a,b	12,470,000

Indiana--1.8%
Indiana Finance Authority,
Lease Appropriation Revenue
(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.12	12/1/11	4,900,000	a	4,900,000
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.10	12/7/11	10,000,000	a,b	10,000,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.45	12/7/11	10,000,000 a,b,c,d		10,000,000
Iowa--2.1%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.15	12/1/11	16,020,000	a,b	16,020,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.15	12/1/11	8,060,000	a	8,060,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/11	4,000,000		4,000,000

Kentucky--.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	8,500,000		8,500,000

Louisiana--2.5%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	12/1/11	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.08	12/1/11	23,600,000	a	23,600,000

Maryland--3.2%
Howard County,
Revenue, Refunding (Glenelg
Country School, Inc. Facility)
(LOC; PNC Bank NA)	0.13	12/7/11	4,435,000	a	4,435,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.17	12/7/11	12,125,000	a	12,125,000
Maryland Industrial Development

Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland BioPark 3, LLC
Facility) (LOC; M&T Trust)	0.19	12/7/11	10,000,000	a	10,000,000
Montgomery County,
EDR (George Meany Center for
Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.32	12/7/11	17,165,000	a	17,165,000

Massachusetts--.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.13	12/1/11	10,500,000	a	10,500,000

Michigan--2.8%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.14	12/7/11	8,420,000	a	8,420,000
Michigan Higher Education
Facilities Authority, LOR
(Adrian College Project) (LOC;
Comerica Bank)	0.17	12/7/11	12,625,000	a	12,625,000
Michigan Strategic Fund,
LOR (Air Products and
Chemicals, Inc. Project)	0.08	12/1/11	11,500,000	a	11,500,000
Michigan Strategic Fund,
LOR (MANS, LLC Project) (LOC;
Comerica Bank)	0.19	12/7/11	6,400,000	a	6,400,000

Minnesota--1.3%
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)
(LOC; Wells Fargo Bank)	0.12	12/7/11	12,450,000	a	12,450,000
Minnesota Higher Education
Facilities Authority, Revenue
(The College of Saint
Catherine) (LOC; U.S. Bank NA)	0.15	12/7/11	2,740,000	a	2,740,000
Saint Louis Park,
MFHR, Refunding (Parkshore
Senior Campus Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.20	12/7/11	2,600,000	a	2,600,000

Mississippi--1.7%
Jackson County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	0.06	12/1/11	23,400,000	a	23,400,000

Nebraska--1.3%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical

Center) (LOC; U.S. Bank NA)	0.14	12/7/11	17,565,000	a,b	17,565,000

Nevada--.5%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.12	12/7/11	6,600,000	a	6,600,000

New Hampshire--6.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.11	12/1/11	33,610,000	a	33,610,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.20	12/1/11	12,900,000	a	12,900,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.11	12/1/11	23,700,000	a	23,700,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.14	12/1/11	21,250,000	a	21,250,000

New Jersey--3.3%
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	14,400,000		14,463,744
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	4,000,000		4,003,243
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	5,000,000		5,021,341
Livingston Township Board of
Education, GO Notes, GAN	1.50	9/27/12	6,250,000		6,288,243
Montclair Township,
Temporary Notes	1.50	3/9/12	5,000,000		5,006,686
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	2,000,000		2,003,612
Rahway,
GO Notes, BAN	1.00	10/3/12	7,000,000		7,011,599
West Milford Township,
GO Notes, BAN	1.00	10/5/12	2,000,000		2,004,177

New York--6.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.19	12/7/11	1,000,000	a	1,000,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;

M&T Trust)	0.19	12/7/11	12,200,000	a	12,200,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.19	12/7/11	8,435,000	a	8,435,000
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	5,000,000		5,006,122
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.19	12/1/11	21,445,000	a	21,445,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.14	12/8/11	5,000,000		4,999,942
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.20	12/7/11	3,700,000	a	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.06	12/1/11	18,100,000	a	18,100,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.16	12/7/11	7,800,000	a	7,800,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.19	12/7/11	4,180,000	a	4,180,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.24	12/7/11	6,500,000	a	6,500,000

North Carolina--.5%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.15	12/7/11	5,325,000	a	5,325,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children's Center,
Inc.) (LOC; Bank of America)	0.32	12/7/11	1,175,000	a	1,175,000

Ohio--3.9%
Akron,
GO Notes, BAN (Various Purpose)	1.13	11/15/12	4,650,000		4,673,160
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of

America and LOC; Bank of
America)	0.55	12/7/11	40,000,000 a,b,c,d		40,000,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.15	12/7/11	9,200,000	a,b	9,200,000

Oregon--2.4%
Oregon,
GO Veterans' Welfare Bonds
(Liquidity Facility; U.S. Bank
NA)	0.09	12/1/11	11,820,000	a	11,820,000
Umatilla Indian Reservation
Confederated Tribes, Tribal
Infrastructure Revenue (LOC;
Wells Fargo Bank)	0.15	12/7/11	20,935,000	a	20,935,000

Pennsylvania--5.1%
Allegheny County Industrial
Development Authority, Revenue
(The Watson Institute
Friendship Academy Project)
(LOC; PNC Bank NA)	0.14	12/7/11	3,750,000	a	3,750,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.12	12/7/11	26,900,000	a	26,900,000
Chester County Industrial
Development Authority, Revenue
(Archdiocese of Philadelphia)
(LOC; PNC Bank NA)	0.11	12/7/11	7,675,000	a	7,675,000
Emmaus General Authority,
Local Government Revenue (LOC;
U.S. Bank NA)	0.12	12/7/11	3,400,000	a	3,400,000
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(LOC; PNC Bank NA)	0.15	12/7/11	3,430,000	a,b	3,430,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.15	12/1/11	17,770,000	a	17,770,000
RBC Municipal Products Inc. Trust
(Central Bradford Progress
Authority, Revenue (Robert
Packer Hospital Issue))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.14	12/7/11	6,995,000 a,b,c,d		6,995,000

Rhode Island--.7%
Rhode Island State and Providence
Plantations, GO Notes, TAN	2.00	6/29/12	9,000,000		9,088,002

South Carolina--1.3%
South Carolina Association of

Governmental Organizations, COP	1.50	4/13/12	18,000,000		18,083,291

Tennessee--.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	12/7/11	5,450,000	a	5,450,000
Chattanooga Health Educational and
Housing Facility Board,
Revenue (Southern Adventist
University Project) (LOC; Bank
of America)	0.26	12/7/11	1,995,000	a	1,995,000

Texas--15.4%
Harris County,
GO Notes, TAN	1.50	2/29/12	45,000,000		45,146,876
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.07	12/1/11	8,490,000	a,b	8,490,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.07	12/1/11	7,100,000	a,b	7,100,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
JPMorgan Chase Bank and
Northern Trust Co.)	0.11	12/1/11	49,020,000	a,b	49,020,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.07	12/1/11	24,370,000	a,b	24,370,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.32	12/29/11	3,400,000		3,400,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	12/29/11	28,900,000		28,900,000
JPMorgan Chase Putters/Drivers
Trust (Texas, GO Notes, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	12/1/11	35,000,000 a,c,d		35,000,000
RBC Municipal Products Inc. Trust
(Harris County Health
Facilities Development
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;

Royal Bank of Canada)	0.14	12/7/11	5,000,000 a,b,c,d		5,000,000
Texas,
CP	0.20	2/22/12	4,000,000		4,000,000
Texas,
TRAN	2.50	8/30/12	500,000		508,293

Utah--.2%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.19	12/7/11	3,125,000	a	3,125,000

Virginia--1.4%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.14	12/7/11	9,875,000	a	9,875,000
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.15	12/7/11	8,800,000	a	8,800,000

Washington--.5%
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.13	12/7/11	2,625,000	a	2,625,000
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.20	12/7/11	4,400,000	a	4,400,000

Wisconsin--.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.15	12/1/11	5,000,000	a,b	5,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Cedar Crest, Inc.) (LOC; Bank
of Montreal)	0.14	12/7/11	7,250,000	a,b	7,250,000

Total Investments (cost $1,368,571,103)			99.9%		1,368,571,103
Cash and Receivables (Net)			.1%		1,046,650
Net Assets			100.0%		1,369,617,753

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At November 30, 2011, the fund had $376,205,000 or 27.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, these securities amounted to $110,495,000 or 8.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,368,571,103
Level 3 - Significant Unobservable Inputs	-
Total	1,368,571,103

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/25/2012

By: /s/ James Windels
James Windels Treasurer
Date:	1/25/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)